UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: March 31

Date of reporting period: September 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
September 30, 2018
Columbia Select Large Cap Growth Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer-term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Select Large Cap Growth Fund   |  Semiannual Report 2018

Columbia Select Large Cap Growth Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Select Large Cap Growth Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
Thomas Galvin, CFA
Lead Portfolio Manager
Managed Fund since 2003
Richard Carter
Portfolio Manager
Managed Fund since 2009
Todd Herget
Portfolio Manager
Managed Fund since 2009
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2018 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended September 30, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	09/28/07	12.77	25.10	13.42	13.63
	Including sales charges		6.30	17.92	12.08	12.96
Advisor Class*		11/08/12	12.94	25.51	13.70	13.92
Class C	Excluding sales charges	09/28/07	12.36	24.23	12.58	12.79
	Including sales charges		11.36	23.23	12.58	12.79
Institutional Class		10/01/97	12.98	25.48	13.70	13.91
Institutional 2 Class*		11/08/12	12.96	25.55	13.84	14.00
Institutional 3 Class*		11/08/12	13.07	25.72	13.89	14.03
Class R		12/31/04	12.66	24.85	13.13	13.36
Class T*	Excluding sales charges	09/27/10	12.77	25.18	13.42	13.62
	Including sales charges		9.97	22.03	12.84	13.34
Russell 1000 Growth Index			15.45	26.30	16.58	14.31
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Select Large Cap Growth Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at September 30, 2018)
Amazon.com, Inc.	5.2
Alexion Pharmaceuticals, Inc.	4.3
Alibaba Group Holding Ltd., ADR	4.1
Facebook, Inc., Class A	3.9
NVIDIA Corp.	3.9
Salesforce.com, Inc.	3.8
Vertex Pharmaceuticals, Inc.	3.8
PayPal Holdings, Inc.	3.8
Adobe Systems, Inc.	3.8
Visa, Inc., Class A	3.8
Percentages indicated are based upon total investments (excluding Money Market Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at September 30, 2018)
Common Stocks	97.4
Money Market Funds	2.6
Total	100.0
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at September 30, 2018)
Consumer Discretionary	19.2
Consumer Staples	1.6
Energy	2.2
Financials	7.3
Health Care	25.4
Industrials	3.2
Information Technology	41.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Select Large Cap Growth Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
April 1, 2018 — September 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,127.70	1,019.75	5.65	5.37	1.06
Advisor Class	1,000.00	1,000.00	1,129.40	1,021.01	4.32	4.10	0.81
Class C	1,000.00	1,000.00	1,123.60	1,015.99	9.64	9.15	1.81
Institutional Class	1,000.00	1,000.00	1,129.80	1,021.01	4.32	4.10	0.81
Institutional 2 Class	1,000.00	1,000.00	1,129.60	1,021.51	3.79	3.60	0.71
Institutional 3 Class	1,000.00	1,000.00	1,130.70	1,021.71	3.58	3.40	0.67
Class R	1,000.00	1,000.00	1,126.60	1,018.50	6.98	6.63	1.31
Class T	1,000.00	1,000.00	1,127.70	1,019.75	5.65	5.37	1.06
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Select Large Cap Growth Fund | Semiannual Report 2018

Portfolio of Investments
September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.6%
Issuer	Shares	Value ($)
Consumer Discretionary 18.8%
Diversified Consumer Services 2.8%
New Oriental Education & Technology Group, Inc., ADR	1,402,136	103,772,085
Internet & Direct Marketing Retail 11.5%
Amazon.com, Inc.(a)	94,732	189,748,196
Booking Holdings, Inc.(a)	67,443	133,806,912
Ctrip.com International Ltd., ADR(a)	2,759,766	102,580,502
Total		426,135,610
Specialty Retail 2.0%
Ulta Beauty, Inc.(a)	258,196	72,842,256
Textiles, Apparel & Luxury Goods 2.5%
Nike, Inc., Class B	1,111,084	94,131,037
Total Consumer Discretionary		696,880,988
Consumer Staples 1.6%
Food & Staples Retailing 1.6%
Costco Wholesale Corp.	243,344	57,156,639
Total Consumer Staples		57,156,639
Energy 2.1%
Oil, Gas & Consumable Fuels 2.1%
Pioneer Natural Resources Co.	452,733	78,861,561
Total Energy		78,861,561
Financials 7.1%
Banks 2.1%
First Republic Bank	799,493	76,751,328
Capital Markets 5.0%
Charles Schwab Corp. (The)	2,126,003	104,493,048
MSCI, Inc.	465,779	82,633,852
Total		187,126,900
Total Financials		263,878,228
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 24.8%
Biotechnology 12.1%
Alexion Pharmaceuticals, Inc.(a)	1,116,806	155,247,202
Celgene Corp.(a)	1,267,878	113,462,402
Exact Sciences Corp.(a)	565,630	44,639,519
Vertex Pharmaceuticals, Inc.(a)	718,509	138,485,425
Total		451,834,548
Health Care Equipment & Supplies 4.6%
Edwards Lifesciences Corp.(a)	516,683	89,954,510
IDEXX Laboratories, Inc.(a)	323,916	80,868,869
Total		170,823,379
Health Care Providers & Services 1.8%
UnitedHealth Group, Inc.	251,944	67,027,182
Life Sciences Tools & Services 2.9%
Illumina, Inc.(a)	290,429	106,604,869
Pharmaceuticals 3.4%
Bristol-Myers Squibb Co.	2,024,501	125,681,022
Total Health Care		921,971,000
Industrials 3.1%
Aerospace & Defense 3.1%
Northrop Grumman Corp.	363,250	115,284,652
Total Industrials		115,284,652
Information Technology 40.1%
Electronic Equipment, Instruments & Components 2.5%
Cognex Corp.	1,677,573	93,642,125
Internet Software & Services 9.6%
Alibaba Group Holding Ltd., ADR(a)	900,539	148,372,806
Facebook, Inc., Class A(a)	869,577	143,010,633
MercadoLibre, Inc.	191,608	65,236,776
Total		356,620,215
IT Services 7.4%
PayPal Holdings, Inc.(a)	1,570,733	137,973,186
Visa, Inc., Class A	909,933	136,571,844
Total		274,545,030
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Growth Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.8%
NVIDIA Corp.	500,942	140,774,721
Software 16.8%
Activision Blizzard, Inc.	1,376,865	114,541,399
Adobe Systems, Inc.(a)	506,114	136,625,474
Salesforce.com, Inc.(a)	876,059	139,319,663
ServiceNow, Inc.(a)	588,067	115,043,547
Splunk, Inc.(a)	958,729	115,919,924
Total		621,450,007
Total Information Technology		1,487,032,098
Total Common Stocks (Cost $1,851,009,054)		3,621,065,166

Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(b),(c)	96,997,597	96,987,898
Total Money Market Funds (Cost $96,987,898)		96,987,898
Total Investments in Securities (Cost: $1,947,996,952)		3,718,053,064
Other Assets & Liabilities, Net		(5,651,792)
Net Assets		3,712,401,272

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	18,213,755	662,061,072	(583,277,230)	96,997,597	(2,276)	—	336,528	96,987,898
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Select Large Cap Growth Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
September 30, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	696,880,988	—	—	—	696,880,988
Consumer Staples	57,156,639	—	—	—	57,156,639
Energy	78,861,561	—	—	—	78,861,561
Financials	263,878,228	—	—	—	263,878,228
Health Care	921,971,000	—	—	—	921,971,000
Industrials	115,284,652	—	—	—	115,284,652
Information Technology	1,487,032,098	—	—	—	1,487,032,098
Total Common Stocks	3,621,065,166	—	—	—	3,621,065,166
Money Market Funds	—	—	—	96,987,898	96,987,898
Total Investments in Securities	3,621,065,166	—	—	96,987,898	3,718,053,064
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Growth Fund | Semiannual Report 2018	7

Statement of Assets and Liabilities
September 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,851,009,054)	$3,621,065,166
Affiliated issuers (cost $96,987,898)	96,987,898
Receivable for:
Capital shares sold	1,721,516
Dividends	354,749
Prepaid expenses	23,291
Trustees’ deferred compensation plan	261,759
Other assets	37,861
Total assets	3,720,452,240
Liabilities
Payable for:
Capital shares purchased	7,185,641
Management services fees	66,925
Distribution and/or service fees	6,175
Transfer agent fees	405,886
Compensation of board members	3,734
Compensation of chief compliance officer	408
Other expenses	120,440
Trustees’ deferred compensation plan	261,759
Total liabilities	8,050,968
Net assets applicable to outstanding capital stock	$3,712,401,272
Represented by
Paid in capital	1,553,332,395
Excess of distributions over net investment income	(8,791,874)
Accumulated net realized gain	397,804,639
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	1,770,056,112
Total - representing net assets applicable to outstanding capital stock	$3,712,401,272
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Select Large Cap Growth Fund | Semiannual Report 2018

Statement of Assets and Liabilities  (continued)
September 30, 2018 (Unaudited)
Class A
Net assets	$435,641,910
Shares outstanding	24,689,388
Net asset value per share	$17.64
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$18.72
Advisor Class
Net assets	$73,423,597
Shares outstanding	3,901,985
Net asset value per share	$18.82
Class C
Net assets	$109,336,046
Shares outstanding	7,000,870
Net asset value per share	$15.62
Institutional Class
Net assets	$1,394,937,204
Shares outstanding	76,441,504
Net asset value per share	$18.25
Institutional 2 Class
Net assets	$683,590,390
Shares outstanding	36,122,593
Net asset value per share	$18.92
Institutional 3 Class
Net assets	$1,001,601,668
Shares outstanding	52,340,976
Net asset value per share	$19.14
Class R
Net assets	$13,671,404
Shares outstanding	831,387
Net asset value per share	$16.44
Class T
Net assets	$199,053
Shares outstanding	11,283
Net asset value per share	$17.64
Maximum sales charge	2.50%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge per transaction for Class T shares)	$18.09
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Growth Fund | Semiannual Report 2018	9

Statement of Operations
Six Months Ended September 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$7,054,637
Dividends — affiliated issuers	336,528
Interfund lending	82
Total income	7,391,247
Expenses:
Management services fees	12,870,347
Distribution and/or service fees
Class A	528,603
Class C	594,356
Class R	31,996
Class T	242
Transfer agent fees
Class A	290,205
Advisor Class	46,468
Class C	82,102
Institutional Class	962,730
Institutional 2 Class	218,245
Institutional 3 Class	40,957
Class R	8,769
Class T	134
Compensation of board members	38,457
Custodian fees	13,119
Printing and postage fees	88,568
Registration fees	77,601
Audit fees	16,069
Legal fees	49,825
Interest on interfund lending	1,479
Compensation of chief compliance officer	808
Other	101,435
Total expenses	16,062,515
Fees waived by transfer agent
Institutional 2 Class	(64,867)
Institutional 3 Class	(40,957)
Expense reduction	(1,280)
Total net expenses	15,955,411
Net investment loss	(8,564,164)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	399,337,962
Investments — affiliated issuers	(2,276)
Net realized gain	399,335,686
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	90,403,766
Net change in unrealized appreciation (depreciation)	90,403,766
Net realized and unrealized gain	489,739,452
Net increase in net assets resulting from operations	$481,175,288
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Select Large Cap Growth Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018
Operations
Net investment loss	$(8,564,164)	$(10,940,345)
Net realized gain	399,335,686	503,274,246
Net change in unrealized appreciation (depreciation)	90,403,766	407,172,408
Net increase in net assets resulting from operations	481,175,288	899,506,309
Distributions to shareholders
Net realized gains
Class A	(33,083,442)	(47,766,353)
Advisor Class	(4,895,783)	(3,693,351)
Class C	(10,754,934)	(18,060,441)
Institutional Class	(106,725,583)	(247,449,095)
Institutional 2 Class	(59,452,621)	(78,810,974)
Institutional 3 Class	(89,272,241)	(64,665,519)
Class R	(1,043,184)	(1,568,180)
Class T	(15,176)	(23,898)
Total distributions to shareholders	(305,242,964)	(462,037,811)
Decrease in net assets from capital stock activity	(539,079,043)	(984,247,760)
Total decrease in net assets	(363,146,719)	(546,779,262)
Net assets at beginning of period	4,075,547,991	4,622,327,253
Net assets at end of period	$3,712,401,272	$4,075,547,991
Excess of distributions over net investment income	$(8,791,874)	$(227,710)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Growth Fund | Semiannual Report 2018	11

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	September 30, 2018 (Unaudited)		March 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	2,954,958	50,789,111	4,059,938	65,799,028
Distributions reinvested	1,838,508	31,291,408	2,923,382	45,103,498
Redemptions	(4,282,132)	(73,156,108)	(38,545,469)	(598,225,905)
Net increase (decrease)	511,334	8,924,411	(31,562,149)	(487,323,379)
Advisor Class
Subscriptions	805,828	14,605,114	2,402,901	41,675,555
Distributions reinvested	267,856	4,858,906	224,577	3,691,972
Redemptions	(578,421)	(10,607,381)	(907,725)	(15,584,920)
Net increase	495,263	8,856,639	1,719,753	29,782,607
Class C
Subscriptions	439,680	6,732,029	803,509	11,663,354
Distributions reinvested	614,507	9,279,056	1,113,066	15,453,545
Redemptions	(2,510,571)	(38,225,025)	(4,930,488)	(72,123,452)
Net decrease	(1,456,384)	(22,213,940)	(3,013,913)	(45,006,553)
Institutional Class
Subscriptions	6,174,465	109,823,655	23,360,451	384,987,755
Distributions reinvested	5,246,733	92,290,033	10,923,742	173,239,626
Redemptions	(19,275,902)	(339,369,314)	(118,687,696)	(1,944,238,927)
Net decrease	(7,854,704)	(137,255,626)	(84,403,503)	(1,386,011,546)
Institutional 2 Class
Subscriptions	1,120,369	20,835,035	3,287,997	56,831,501
Distributions reinvested	3,255,120	59,373,382	4,796,539	78,789,383
Redemptions	(9,992,922)	(183,781,325)	(10,136,547)	(176,309,453)
Net decrease	(5,617,433)	(103,572,908)	(2,052,011)	(40,688,569)
Institutional 3 Class
Subscriptions	1,667,672	31,057,420	65,144,777	1,106,225,506
Distributions reinvested	1,717,546	31,671,548	1,943,654	32,596,268
Redemptions	(19,030,131)	(357,478,726)	(10,711,903)	(190,847,830)
Net increase (decrease)	(15,644,913)	(294,749,758)	56,376,528	947,973,944
Class R
Subscriptions	87,918	1,412,690	138,053	2,104,113
Distributions reinvested	65,733	1,043,184	108,043	1,564,471
Redemptions	(94,733)	(1,523,238)	(435,689)	(6,597,837)
Net increase (decrease)	58,918	932,636	(189,593)	(2,929,253)
Class T
Distributions reinvested	880	14,987	1,534	23,656
Redemptions	(902)	(15,484)	(4,171)	(68,667)
Net decrease	(22)	(497)	(2,637)	(45,011)
Total net decrease	(29,507,941)	(539,079,043)	(63,127,525)	(984,247,760)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Select Large Cap Growth Fund | Semiannual Report 2018

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Columbia Select Large Cap Growth Fund | Semiannual Report 2018	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 9/30/2018 (Unaudited)	$16.93	(0.06)	2.17	2.11	(1.40)	(1.40)
Year Ended 3/31/2018	$15.36	(0.08)	3.45	3.37	(1.80)	(1.80)
Year Ended 3/31/2017	$14.58	(0.11)	2.70	2.59	(1.81)	(1.81)
Year Ended 3/31/2016	$18.49	(0.12)	(1.45)	(1.57)	(2.34)	(2.34)
Year Ended 3/31/2015	$18.92	(0.13)	2.54	2.41	(2.84)	(2.84)
Year Ended 3/31/2014	$15.23	(0.14)	4.55	4.41	(0.72)	(0.72)
Advisor Class
Six Months Ended 9/30/2018 (Unaudited)	$17.96	(0.04)	2.31	2.27	(1.41)	(1.41)
Year Ended 3/31/2018	$16.18	(0.05)	3.66	3.61	(1.83)	(1.83)
Year Ended 3/31/2017	$15.23	(0.07)	2.83	2.76	(1.81)	(1.81)
Year Ended 3/31/2016	$19.22	(0.08)	(1.52)	(1.60)	(2.39)	(2.39)
Year Ended 3/31/2015	$19.55	(0.10)	2.66	2.56	(2.89)	(2.89)
Year Ended 3/31/2014	$15.69	(0.11)	4.69	4.58	(0.72)	(0.72)
Class C
Six Months Ended 9/30/2018 (Unaudited)	$15.16	(0.11)	1.94	1.83	(1.37)	(1.37)
Year Ended 3/31/2018	$13.99	(0.18)	3.12	2.94	(1.77)	(1.77)
Year Ended 3/31/2017	$13.53	(0.21)	2.48	2.27	(1.81)	(1.81)
Year Ended 3/31/2016	$17.32	(0.23)	(1.35)	(1.58)	(2.21)	(2.21)
Year Ended 3/31/2015	$17.98	(0.26)	2.41	2.15	(2.81)	(2.81)
Year Ended 3/31/2014	$14.61	(0.27)	4.36	4.09	(0.72)	(0.72)
Institutional Class
Six Months Ended 9/30/2018 (Unaudited)	$17.45	(0.04)	2.25	2.21	(1.41)	(1.41)
Year Ended 3/31/2018	$15.78	(0.03)	3.53	3.50	(1.83)	(1.83)
Year Ended 3/31/2017	$14.89	(0.07)	2.77	2.70	(1.81)	(1.81)
Year Ended 3/31/2016	$18.84	(0.08)	(1.48)	(1.56)	(2.39)	(2.39)
Year Ended 3/31/2015	$19.22	(0.09)	2.60	2.51	(2.89)	(2.89)
Year Ended 3/31/2014	$15.43	(0.10)	4.61	4.51	(0.72)	(0.72)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Select Large Cap Growth Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 9/30/2018 (Unaudited)	$17.64	12.77%	1.06% (c),(d)	1.06% (c),(d),(e)	(0.69%) (c)	7%	$435,642
Year Ended 3/31/2018	$16.93	23.42%	1.08% (f)	1.08% (e),(f)	(0.50%)	44%	$409,344
Year Ended 3/31/2017	$15.36	19.42%	1.08%	1.08% (e)	(0.71%)	35%	$856,339
Year Ended 3/31/2016	$14.58	(10.08%)	1.08%	1.08% (e)	(0.72%)	56%	$1,097,096
Year Ended 3/31/2015	$18.49	14.42%	1.09% (f)	1.09% (e),(f)	(0.73%)	47%	$1,466,541
Year Ended 3/31/2014	$18.92	29.19%	1.10% (f)	1.10% (e),(f)	(0.81%)	53%	$1,525,489
Advisor Class
Six Months Ended 9/30/2018 (Unaudited)	$18.82	12.94%	0.81% (c),(d)	0.81% (c),(d),(e)	(0.43%) (c)	7%	$73,424
Year Ended 3/31/2018	$17.96	23.76%	0.83% (f)	0.83% (e),(f)	(0.29%)	44%	$61,176
Year Ended 3/31/2017	$16.18	19.72%	0.83%	0.83% (e)	(0.46%)	35%	$27,302
Year Ended 3/31/2016	$15.23	(9.89%)	0.83%	0.83% (e)	(0.45%)	56%	$31,199
Year Ended 3/31/2015	$19.22	14.76%	0.84% (f)	0.84% (e),(f)	(0.52%)	47%	$17,988
Year Ended 3/31/2014	$19.55	29.42%	0.85% (f)	0.85% (e),(f)	(0.59%)	53%	$12,381
Class C
Six Months Ended 9/30/2018 (Unaudited)	$15.62	12.36%	1.81% (c),(d)	1.81% (c),(d),(e)	(1.44%) (c)	7%	$109,336
Year Ended 3/31/2018	$15.16	22.55%	1.83% (f)	1.83% (e),(f)	(1.24%)	44%	$128,181
Year Ended 3/31/2017	$13.99	18.52%	1.83%	1.83% (e)	(1.46%)	35%	$160,526
Year Ended 3/31/2016	$13.53	(10.79%)	1.83%	1.83% (e)	(1.46%)	56%	$218,181
Year Ended 3/31/2015	$17.32	13.62%	1.84% (f)	1.84% (e),(f)	(1.49%)	47%	$226,538
Year Ended 3/31/2014	$17.98	28.23%	1.85% (f)	1.85% (e),(f)	(1.56%)	53%	$186,302
Institutional Class
Six Months Ended 9/30/2018 (Unaudited)	$18.25	12.98%	0.81% (c),(d)	0.81% (c),(d),(e)	(0.44%) (c)	7%	$1,394,937
Year Ended 3/31/2018	$17.45	23.66%	0.83% (f)	0.83% (e),(f)	(0.20%)	44%	$1,471,337
Year Ended 3/31/2017	$15.78	19.77%	0.83%	0.83% (e)	(0.46%)	35%	$2,661,832
Year Ended 3/31/2016	$14.89	(9.88%)	0.83%	0.83% (e)	(0.46%)	56%	$3,384,999
Year Ended 3/31/2015	$18.84	14.74%	0.84% (f)	0.84% (e),(f)	(0.49%)	47%	$4,275,296
Year Ended 3/31/2014	$19.22	29.46%	0.85% (f)	0.85% (e),(f)	(0.56%)	53%	$4,178,590
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Growth Fund | Semiannual Report 2018	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Institutional 2 Class
Six Months Ended 9/30/2018 (Unaudited)	$18.05	(0.03)	2.32	2.29	(1.42)	(1.42)
Year Ended 3/31/2018	$16.25	(0.02)	3.66	3.64	(1.84)	(1.84)
Year Ended 3/31/2017	$15.27	(0.05)	2.84	2.79	(1.81)	(1.81)
Year Ended 3/31/2016	$19.26	(0.06)	(1.51)	(1.57)	(2.42)	(2.42)
Year Ended 3/31/2015	$19.59	(0.06)	2.64	2.58	(2.91)	(2.91)
Year Ended 3/31/2014	$15.69	(0.07)	4.69	4.62	(0.72)	(0.72)
Institutional 3 Class
Six Months Ended 9/30/2018 (Unaudited)	$18.23	(0.03)	2.36	2.33	(1.42)	(1.42)
Year Ended 3/31/2018	$16.40	(0.03)	3.71	3.68	(1.85)	(1.85)
Year Ended 3/31/2017	$15.39	(0.04)	2.86	2.82	(1.81)	(1.81)
Year Ended 3/31/2016	$19.39	(0.05)	(1.53)	(1.58)	(2.42)	(2.42)
Year Ended 3/31/2015	$19.71	(0.06)	2.66	2.60	(2.92)	(2.92)
Year Ended 3/31/2014	$15.77	(0.07)	4.73	4.66	(0.72)	(0.72)
Class R
Six Months Ended 9/30/2018 (Unaudited)	$15.87	(0.08)	2.04	1.96	(1.39)	(1.39)
Year Ended 3/31/2018	$14.51	(0.11)	3.24	3.13	(1.77)	(1.77)
Year Ended 3/31/2017	$13.90	(0.14)	2.56	2.42	(1.81)	(1.81)
Year Ended 3/31/2016	$17.74	(0.16)	(1.38)	(1.54)	(2.30)	(2.30)
Year Ended 3/31/2015	$18.27	(0.17)	2.45	2.28	(2.81)	(2.81)
Year Ended 3/31/2014	$14.77	(0.18)	4.40	4.22	(0.72)	(0.72)
Class T
Six Months Ended 9/30/2018 (Unaudited)	$16.93	(0.06)	2.17	2.11	(1.40)	(1.40)
Year Ended 3/31/2018	$15.36	(0.08)	3.45	3.37	(1.80)	(1.80)
Year Ended 3/31/2017	$14.58	(0.11)	2.70	2.59	(1.81)	(1.81)
Year Ended 3/31/2016	$18.49	(0.13)	(1.44)	(1.57)	(2.34)	(2.34)
Year Ended 3/31/2015	$18.92	(0.13)	2.54	2.41	(2.84)	(2.84)
Year Ended 3/31/2014	$15.23	(0.14)	4.55	4.41	(0.72)	(0.72)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Select Large Cap Growth Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 2 Class
Six Months Ended 9/30/2018 (Unaudited)	$18.92	12.96%	0.73% (c),(d)	0.71% (c),(d)	(0.33%) (c)	7%	$683,590
Year Ended 3/31/2018	$18.05	23.87%	0.73% (f)	0.72% (f)	(0.14%)	44%	$753,356
Year Ended 3/31/2017	$16.25	19.87%	0.71%	0.71%	(0.34%)	35%	$711,730
Year Ended 3/31/2016	$15.27	(9.75%)	0.70%	0.70%	(0.33%)	56%	$617,120
Year Ended 3/31/2015	$19.26	14.89%	0.70% (f)	0.70% (f)	(0.34%)	47%	$754,744
Year Ended 3/31/2014	$19.59	29.68%	0.70% (f)	0.70% (f)	(0.41%)	53%	$635,330
Institutional 3 Class
Six Months Ended 9/30/2018 (Unaudited)	$19.14	13.07%	0.68% (c),(d)	0.67% (c),(d)	(0.30%) (c)	7%	$1,001,602
Year Ended 3/31/2018	$18.23	23.86%	0.68% (f)	0.68% (f)	(0.20%)	44%	$1,239,700
Year Ended 3/31/2017	$16.40	19.91%	0.67%	0.67%	(0.22%)	35%	$190,421
Year Ended 3/31/2016	$15.39	(9.69%)	0.65%	0.65%	(0.27%)	56%	$29,698
Year Ended 3/31/2015	$19.39	14.91%	0.65% (f)	0.65% (f)	(0.30%)	47%	$27,581
Year Ended 3/31/2014	$19.71	29.78%	0.65% (f)	0.65% (f)	(0.36%)	53%	$21,274
Class R
Six Months Ended 9/30/2018 (Unaudited)	$16.44	12.66%	1.31% (c),(d)	1.31% (c),(d),(e)	(0.94%) (c)	7%	$13,671
Year Ended 3/31/2018	$15.87	23.09%	1.33% (f)	1.33% (e),(f)	(0.75%)	44%	$12,263
Year Ended 3/31/2017	$14.51	19.13%	1.33%	1.33% (e)	(0.96%)	35%	$13,963
Year Ended 3/31/2016	$13.90	(10.34%)	1.33%	1.33% (e)	(0.97%)	56%	$17,358
Year Ended 3/31/2015	$17.74	14.16%	1.34% (f)	1.34% (e),(f)	(0.99%)	47%	$23,092
Year Ended 3/31/2014	$18.27	28.81%	1.35% (f)	1.35% (e),(f)	(1.06%)	53%	$20,300
Class T
Six Months Ended 9/30/2018 (Unaudited)	$17.64	12.77%	1.06% (c),(d)	1.06% (c),(d),(e)	(0.69%) (c)	7%	$199
Year Ended 3/31/2018	$16.93	23.43%	1.08% (f)	1.08% (e),(f)	(0.50%)	44%	$191
Year Ended 3/31/2017	$15.36	19.42%	1.08%	1.08% (e)	(0.74%)	35%	$214
Year Ended 3/31/2016	$14.58	(10.07%)	1.08%	1.08% (e)	(0.74%)	56%	$11,608
Year Ended 3/31/2015	$18.49	14.41%	1.09% (f)	1.09% (e),(f)	(0.74%)	47%	$42,248
Year Ended 3/31/2014	$18.92	29.19%	1.11% (f)	1.11% (e),(f)	(0.81%)	53%	$38,342
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Growth Fund | Semiannual Report 2018	17

Notes to Financial Statements
September 30, 2018 (Unaudited)
Note 1. Organization
Columbia Select Large Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares will automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
18	Columbia Select Large Cap Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Columbia Select Large Cap Growth Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
20	Columbia Select Large Cap Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended September 30, 2018 was 0.65% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In Addition, effective August 1, 2018 through July 31, 2019, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.04% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
Columbia Select Large Cap Growth Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
For the six months ended September 30, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.14
Advisor Class	0.14
Class C	0.14
Institutional Class	0.14
Institutional 2 Class	0.04
Institutional 3 Class	0.00
Class R	0.14
Class T	0.14
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2018, these minimum account balance fees reduced total expenses of the Fund by $1,280.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class T shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class C, Class R and Class T shares of the Fund, respectively.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended September 30, 2018, if any, are listed below:
Amount ($)
Class A	216,803
Class C	3,195
22	Columbia Select Large Cap Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	August 1, 2018 through July 31, 2019	Prior to August 1, 2018
Class A	1.15%	1.15%
Advisor Class	0.90	0.90
Class C	1.90	1.90
Institutional Class	0.90	0.90
Institutional 2 Class	0.78	0.84
Institutional 3 Class	0.74	0.79
Class R	1.40	1.40
Class T	1.15	1.15
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, effective August 1, 2018 through July 31, 2019, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.04% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At September 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,947,997,000	1,798,717,000	(28,661,000)	1,770,056,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Select Large Cap Growth Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $266,584,827 and $1,194,208,176, respectively, for the six months ended September 30, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended September 30, 2018 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Borrower	3,042,857	2.51	7
Lender	400,000	2.47	3
Interest income earned and interest expense incurred by the Fund is recorded as interfund lending on the Statement of Operations. The Fund had no outstanding interfund loans at September 30, 2018.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended September 30, 2018.
24	Columbia Select Large Cap Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Note 9. Significant risks
Health care sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Shareholder concentration risk
At September 30, 2018, two unaffiliated shareholders of record owned 49.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 12.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to
Columbia Select Large Cap Growth Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
26	Columbia Select Large Cap Growth Fund | Semiannual Report 2018

Board Consideration and Approval of Management
Agreement
On June 12, 2018, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Select Large Cap Growth Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 6, 2018, April 26, 2018 and June 11, 2018 and at Board meetings held on March 7, 2018 and June 12, 2018. In addition, the Board and its various committees consider matters bearing on the Management Agreement at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 11, 2018, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 12, 2018, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through July 31, 2019 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional accounts and collective trusts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Columbia Select Large Cap Growth Fund | Semiannual Report 2018	27

Board Consideration and Approval of Management
Agreement  (continued)
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to support continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2017, the Fund’s performance was in the eleventh, eighty-fourth and fiftieth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to support the continuation of the Management Agreement.
28	Columbia Select Large Cap Growth Fund | Semiannual Report 2018

Board Consideration and Approval of Management
Agreement  (continued)
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2017, the Fund’s actual management fee and net total expense ratio were both ranked in the second quintile (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2017 to profitability levels realized in 2016. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
Columbia Select Large Cap Growth Fund | Semiannual Report 2018	29

Board Consideration and Approval of Management
Agreement  (continued)
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
30	Columbia Select Large Cap Growth Fund | Semiannual Report 2018

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Select Large Cap Growth Fund | Semiannual Report 2018	31

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[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Select Large Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR215_03_H01_(11/18)

SemiAnnual Report
September 30, 2018
Multi-Manager Growth Strategies Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer-term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Multi-Manager Growth Strategies Fund   |  Semiannual Report 2018

Multi-Manager Growth Strategies Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Multi-Manager Growth Strategies Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
Columbia Management Investment Advisers, LLC
Thomas Galvin, CFA
Richard Carter
Todd Herget
Loomis, Sayles & Company, L.P.
Aziz Hamzaogullari, CFA
Los Angeles Capital Management and Equity Research, Inc.
Thomas Stevens, CFA
Hal Reynolds, CFA
Daniel Allen, CFA
Daniel Arche, CFA
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2018 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended September 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	04/20/12	11.87	20.81	13.25	14.37
Institutional Class*	01/03/17	12.01	21.06	13.37	14.47
Russell 1000 Growth Index		15.45	26.30	16.58	16.38
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share class, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Multi-Manager Growth Strategies Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at September 30, 2018)
Amazon.com, Inc.	6.7
Visa, Inc., Class A	4.7
Facebook, Inc., Class A	4.3
Alibaba Group Holding Ltd., ADR	3.7
Microsoft Corp.	2.9
Salesforce.com, Inc.	2.3
Oracle Corp.	2.0
PayPal Holdings, Inc.	1.9
Booking Holdings, Inc.	1.9
ServiceNow, Inc.	1.8
Percentages indicated are based upon total investments (excluding Money Market Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at September 30, 2018)
Common Stocks	97.6
Money Market Funds	2.4
Total	100.0
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at September 30, 2018)
Consumer Discretionary	15.1
Consumer Staples	7.3
Energy	2.0
Financials	5.8
Health Care	18.1
Industrials	5.6
Information Technology	45.2
Materials	0.4
Real Estate	0.5
Telecommunication Services	0.0 (a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Multi-Manager Growth Strategies Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
April 1, 2018 — September 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,118.70	1,019.40	6.00	5.72	1.13
Institutional Class	1,000.00	1,000.00	1,120.10	1,020.66	4.68	4.46	0.88
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Participants in wrap fee programs pay other fees that are not included in the above table. Please refer to the wrap program documents for information about the fees charged.
4	Multi-Manager Growth Strategies Fund | Semiannual Report 2018

Portfolio of Investments
September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.6%
Issuer	Shares	Value ($)
Consumer Discretionary 14.7%
Distributors 0.1%
Pool Corp.	11,043	1,842,856
Diversified Consumer Services 0.8%
Grand Canyon Education, Inc.(a)	2,565	289,332
H&R Block, Inc.	815	20,986
New Oriental Education & Technology Group, Inc., ADR	228,279	16,894,929
Total		17,205,247
Hotels, Restaurants & Leisure 2.4%
Chipotle Mexican Grill, Inc.(a)	3,256	1,479,917
Choice Hotels International, Inc.	26,015	2,167,050
Domino’s Pizza, Inc.	1,332	392,674
Starbucks Corp.	379,197	21,553,557
Yum China Holdings, Inc.	295,643	10,380,026
Yum! Brands, Inc.	152,851	13,895,684
Total		49,868,908
Household Durables —%
Tupperware Brands Corp.	3,052	102,089
Internet & Direct Marketing Retail 8.6%
Amazon.com, Inc.(a)	69,242	138,691,726
Booking Holdings, Inc.(a)	19,178	38,049,152
Netflix, Inc.(a)	12,221	4,572,243
Total		181,313,121
Leisure Products —%
Brunswick Corp.	640	42,893
Media 0.1%
Cable One, Inc.	535	472,731
Charter Communications, Inc., Class A(a)	780	254,186
Madison Square Garden Co. (The), Class A(a)	5,840	1,841,469
Walt Disney Co. (The)	3,410	398,766
Total		2,967,152
Multiline Retail —%
Dollar General Corp.	5,855	639,951
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 1.1%
Burlington Stores, Inc.(a)	4,529	737,865
Floor & Decor Holdings, Inc.(a)	730	22,024
Home Depot, Inc. (The)	54,089	11,204,537
Lowe’s Companies, Inc.	34,910	4,008,366
O’Reilly Automotive, Inc.(a)	5,234	1,817,873
Ross Stores, Inc.	13,890	1,376,499
Tiffany & Co.	2,525	325,649
TJX Companies, Inc. (The)	10,905	1,221,578
Tractor Supply Co.	10,640	966,963
Ulta Beauty, Inc.(a)	1,468	414,152
Total		22,095,506
Textiles, Apparel & Luxury Goods 1.6%
Carter’s, Inc.	480	47,328
lululemon athletica, Inc.(a)	628	102,044
Nike, Inc., Class B	400,813	33,956,877
Skechers U.S.A., Inc., Class A(a)	13,680	382,082
Total		34,488,331
Total Consumer Discretionary		310,566,054
Consumer Staples 7.1%
Beverages 2.6%
Coca-Cola Co. (The)	482,530	22,288,060
Keurig Dr. Pepper, Inc.	46,010	1,066,052
Monster Beverage Corp.(a)	519,046	30,250,001
PepsiCo, Inc.	22,110	2,471,898
Total		56,076,011
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	131,088	30,789,949
Sprouts Farmers Market, Inc.(a)	50,020	1,371,048
SYSCO Corp.	5,350	391,888
Total		32,552,885
Food Products 1.1%
Danone SA, ADR	1,418,301	21,934,025
Lamb Weston Holdings, Inc.	8,000	532,800
Total		22,466,825
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Growth Strategies Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.6%
Colgate-Palmolive Co.	227,529	15,233,067
Procter & Gamble Co. (The)	230,608	19,193,504
Total		34,426,571
Personal Products 0.2%
Estee Lauder Companies, Inc. (The), Class A	8,500	1,235,220
Nu Skin Enterprises, Inc., Class A	29,165	2,403,779
Total		3,638,999
Tobacco 0.1%
Altria Group, Inc.	23,275	1,403,715
Total Consumer Staples		150,565,006
Energy 2.0%
Energy Equipment & Services 0.9%
Schlumberger Ltd.	319,250	19,448,710
Oil, Gas & Consumable Fuels 1.1%
Cabot Oil & Gas Corp.	198,066	4,460,447
Pioneer Natural Resources Co.	99,959	17,411,858
Total		21,872,305
Total Energy		41,321,015
Financials 5.7%
Banks 1.3%
First Republic Bank	252,485	24,238,560
Western Alliance Bancorp(a)	42,145	2,397,629
Total		26,636,189
Capital Markets 3.9%
BGC Partners, Inc., Class A	24,005	283,739
Charles Schwab Corp. (The)	547,145	26,892,177
Evercore, Inc., Class A	4,410	443,426
Factset Research Systems, Inc.	62,441	13,968,676
MSCI, Inc.	113,898	20,206,644
SEI Investments Co.	347,560	21,235,916
T. Rowe Price Group, Inc.	1,940	211,809
Total		83,242,387
Consumer Finance 0.4%
American Express Co.	84,755	9,025,560
Diversified Financial Services —%
Berkshire Hathaway, Inc., Class B(a)	3,068	656,889
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 0.1%
American International Group, Inc.	3,030	161,317
Hanover Insurance Group, Inc. (The)	5,888	726,403
Total		887,720
Total Financials		120,448,745
Health Care 17.6%
Biotechnology 4.5%
AbbVie, Inc.	26,480	2,504,478
Alkermes PLC(a)	7,030	298,353
Alnylam Pharmaceuticals, Inc.(a)	8,278	724,490
Amgen, Inc.	83,123	17,230,567
bluebird bio, Inc.(a)	446	65,116
Celgene Corp.(a)	22,625	2,024,711
Exact Sciences Corp.(a)	120,280	9,492,498
Exelixis, Inc.(a)	5,180	91,790
Gilead Sciences, Inc.	5,370	414,618
Regeneron Pharmaceuticals, Inc.(a)	66,426	26,838,761
Seattle Genetics, Inc.(a)	5,150	397,168
Vertex Pharmaceuticals, Inc.(a)	178,703	34,443,216
Total		94,525,766
Health Care Equipment & Supplies 4.2%
ABIOMED, Inc.(a)	616	277,046
Align Technology, Inc.(a)	3,933	1,538,668
Boston Scientific Corp.(a)	82,415	3,172,977
Cantel Medical Corp.	25,280	2,327,277
Cooper Companies, Inc. (The)	1,086	300,985
DexCom, Inc.(a)	15,980	2,285,779
Edwards Lifesciences Corp.(a)	130,014	22,635,437
ICU Medical, Inc.(a)	420	118,755
IDEXX Laboratories, Inc.(a)	110,821	27,667,571
Insulet Corp.(a)	740	78,403
Intuitive Surgical, Inc.(a)	8,849	5,079,326
Masimo Corp.(a)	4,010	499,405
Penumbra, Inc.(a)	12,208	1,827,538
ResMed, Inc.	29,226	3,370,927
Stryker Corp.	14,756	2,621,846

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Multi-Manager Growth Strategies Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Varian Medical Systems, Inc.(a)	130,292	14,583,584
West Pharmaceutical Services, Inc.	7,225	892,071
Total		89,277,595
Health Care Providers & Services 1.9%
Centene Corp.(a)	12,877	1,864,332
Humana, Inc.	4,347	1,471,547
UnitedHealth Group, Inc.	130,064	34,602,227
WellCare Health Plans, Inc.(a)	7,221	2,314,258
Total		40,252,364
Health Care Technology 0.9%
Cerner Corp.(a)	293,951	18,933,384
Veeva Systems Inc., Class A(a)	10,367	1,128,655
Total		20,062,039
Life Sciences Tools & Services 2.0%
Agilent Technologies, Inc.	13,105	924,427
Bruker Corp.	36,835	1,232,131
Illumina, Inc.(a)	97,823	35,906,910
IQVIA Holdings, Inc.(a)	850	110,279
Mettler-Toledo International, Inc.(a)	978	595,582
Pra Health Sciences, Inc.(a)	2,189	241,206
Thermo Fisher Scientific, Inc.	7,926	1,934,578
Waters Corp.(a)	7,481	1,456,401
Total		42,401,514
Pharmaceuticals 4.1%
Bristol-Myers Squibb Co.	513,977	31,907,692
Eli Lilly & Co.	16,281	1,747,114
Johnson & Johnson	26,680	3,686,376
Merck & Co., Inc.	134,694	9,555,192
Novartis AG, ADR	152,858	13,170,245
Novo Nordisk A/S, ADR	447,404	21,090,625
Zoetis, Inc.	51,815	4,744,182
Total		85,901,426
Total Health Care		372,420,704
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 5.5%
Aerospace & Defense 1.0%
Boeing Co. (The)	16,124	5,996,516
BWX Technologies, Inc.	460	28,768
Curtiss-Wright Corp.	31,800	4,369,956
General Dynamics Corp.	980	200,626
Harris Corp.	11,930	2,018,675
Hexcel Corp.	14,890	998,374
Lockheed Martin Corp.	14,080	4,871,117
Northrop Grumman Corp.	4,170	1,323,433
Raytheon Co.	10,630	2,196,796
Total		22,004,261
Air Freight & Logistics 1.7%
CH Robinson Worldwide, Inc.	18,465	1,808,093
Expeditors International of Washington, Inc.	313,420	23,045,772
United Parcel Service, Inc., Class B	104,140	12,158,345
Total		37,012,210
Commercial Services & Supplies 0.2%
Cintas Corp.	510	100,883
Rollins, Inc.	19,330	1,173,138
Waste Management, Inc.	29,265	2,644,385
Total		3,918,406
Electrical Equipment 0.2%
AMETEK, Inc.	24,970	1,975,626
Emerson Electric Co.	14,600	1,118,068
Rockwell Automation, Inc.	8,776	1,645,676
Total		4,739,370
Industrial Conglomerates 0.4%
3M Co.	16,242	3,422,352
Honeywell International, Inc.	23,474	3,906,074
Roper Technologies, Inc.	410	121,446
Total		7,449,872
Machinery 1.3%
Cummins, Inc.	530	77,417
Deere & Co.	134,718	20,252,157
Fortive Corp.	26,278	2,212,607
Gardner Denver Holdings, Inc.(a)	42,955	1,217,345
Graco, Inc.	9,346	433,094

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Growth Strategies Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IDEX Corp.	6,794	1,023,584
Lincoln Electric Holdings, Inc.	10,940	1,022,234
Toro Co. (The)	7,685	460,869
Total		26,699,307
Professional Services —%
Dun & Bradstreet Corp. (The)	6,041	860,903
Road & Rail 0.4%
JB Hunt Transport Services, Inc.	22,995	2,735,025
Landstar System, Inc.	11,747	1,433,134
Old Dominion Freight Line, Inc.	11,015	1,776,279
Union Pacific Corp.	9,585	1,560,726
Total		7,505,164
Trading Companies & Distributors 0.3%
Fastenal Co.	36,835	2,137,167
HD Supply Holdings, Inc.(a)	41,650	1,782,203
W.W. Grainger, Inc.	3,361	1,201,255
Watsco, Inc.	4,343	773,488
Total		5,894,113
Total Industrials		116,083,606
Information Technology 44.1%
Communications Equipment 1.3%
Arista Networks, Inc.(a)	2,803	745,206
Cisco Systems, Inc.	482,469	23,472,117
Palo Alto Networks, Inc.(a)	12,898	2,905,403
Total		27,122,726
Electronic Equipment, Instruments & Components 1.5%
Amphenol Corp., Class A	520	48,890
CDW Corp.	14,535	1,292,452
Cognex Corp.	445,041	24,842,189
Coherent, Inc.(a)	1,612	277,570
National Instruments Corp.	87,475	4,227,667
Zebra Technologies Corp., Class A(a)	3,544	626,686
Total		31,315,454
Internet Software & Services 12.2%
2U, Inc.(a)	10,560	794,006
Akamai Technologies, Inc.(a)	5,745	420,247
Alibaba Group Holding Ltd., ADR(a)	458,107	75,477,709
Alphabet, Inc., Class A(a)	29,417	35,508,672
Common Stocks (continued)
Issuer	Shares	Value ($)
Alphabet, Inc., Class C(a)	29,652	35,388,772
Facebook, Inc., Class A(a)	542,010	89,138,965
GoDaddy, Inc., Class A(a)	15,545	1,296,298
LogMeIn, Inc.	3,800	338,580
MercadoLibre, Inc.	53,804	18,318,648
Okta, Inc.(a)	1,950	137,202
Twilio, Inc., Class A(a)	500	43,140
VeriSign, Inc.(a)	6,732	1,077,928
Total		257,940,167
IT Services 8.4%
Accenture PLC, Class A	10,742	1,828,288
Automatic Data Processing, Inc.	61,459	9,259,413
Black Knight, Inc.(a)	6,730	349,623
Booz Allen Hamilton Holdings Corp.	6,960	345,425
Broadridge Financial Solutions, Inc.	7,745	1,021,953
Cognizant Technology Solutions Corp., Class A	11,135	859,065
Euronet Worldwide, Inc.(a)	34,482	3,455,786
Fidelity National Information Services, Inc.	6,454	703,938
Fiserv, Inc.(a)	20,990	1,729,156
Global Payments, Inc.	1,900	242,060
International Business Machines Corp.	15,430	2,333,170
Jack Henry & Associates, Inc.	21,307	3,410,825
MasterCard, Inc., Class A	54,660	12,167,863
PayPal Holdings, Inc.(a)	439,371	38,594,349
Square, Inc., Class A(a)	1	99
Total System Services, Inc.	12,005	1,185,374
Visa, Inc., Class A	643,536	96,588,318
Worldpay, Inc., Class A(a)	33,130	3,355,075
Total		177,429,780
Semiconductors & Semiconductor Equipment 3.1%
Cypress Semiconductor Corp.	89,810	1,301,347
MKS Instruments, Inc.	7,630	611,544
Monolithic Power Systems, Inc.	3,690	463,206
NVIDIA Corp.	126,448	35,534,417
QUALCOMM, Inc.	353,286	25,447,190
Texas Instruments, Inc.	19,871	2,131,960
Universal Display Corp.	3,990	470,421
Xilinx, Inc.	8,710	698,281
Total		66,658,366

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Multi-Manager Growth Strategies Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 16.0%
Activision Blizzard, Inc.	347,287	28,890,806
Adobe Systems, Inc.(a)	131,901	35,606,675
ANSYS, Inc.(a)	344	64,218
Aspen Technology, Inc.(a)	8,487	966,754
Autodesk, Inc.(a)	228,509	35,672,540
Cadence Design Systems, Inc.(a)	63,285	2,868,076
Citrix Systems, Inc.(a)	20,763	2,308,015
Fair Isaac Corp.(a)	4,664	1,065,957
Fortinet, Inc.(a)	7,025	648,197
Intuit, Inc.	32,704	7,436,890
Microsoft Corp.	524,904	60,033,271
Oracle Corp.	799,935	41,244,649
Proofpoint, Inc.(a)	22,980	2,443,463
PTC, Inc.(a)	970	103,004
Red Hat, Inc.(a)	13,255	1,806,391
RingCentral, Inc., Class A(a)	360	33,498
Salesforce.com, Inc.(a)	292,306	46,485,423
ServiceNow, Inc.(a)	186,272	36,440,391
Splunk, Inc.(a)	248,622	30,060,886
Synopsys, Inc.(a)	5,010	494,036
Tableau Software, Inc., Class A(a)	7,245	809,556
Ultimate Software Group, Inc. (The)(a)	3,241	1,044,218
Workday, Inc., Class A(a)	14,252	2,080,507
Zendesk, Inc.(a)	3,253	230,963
Total		338,838,384
Technology Hardware, Storage & Peripherals 1.6%
Apple, Inc.	140,575	31,733,401
Pure Storage, Inc., Class A(a)	50,811	1,318,545
Total		33,051,946
Total Information Technology		932,356,823
Materials 0.4%
Chemicals 0.3%
Praxair, Inc.	283	45,486
WR Grace & Co.	64,810	4,631,323
Total		4,676,809
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.1%
AptarGroup, Inc.	22,163	2,387,842
Total Materials		7,064,651
Real Estate 0.5%
Equity Real Estate Investment Trusts (REITS) 0.5%
American Tower Corp.	4,300	624,790
Boston Properties, Inc.	6,960	856,706
Crown Castle International Corp.	6,190	689,133
CubeSmart	10,720	305,842
Equity LifeStyle Properties, Inc.	15,625	1,507,031
Extra Space Storage, Inc.	18,099	1,568,097
Hudson Pacific Properties, Inc.	3,680	120,410
SBA Communications Corp.(a)	2,649	425,509
Simon Property Group, Inc.	20,351	3,597,039
Taubman Centers, Inc.	24,255	1,451,177
Total		11,145,734
Total Real Estate		11,145,734
Telecommunication Services —%
Internet & Direct Marketing Retail —%
TripAdvisor, Inc.(a)	2,170	110,822
Total Telecommunication Services		110,822
Total Common Stocks (Cost $1,415,037,489)		2,062,083,160

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(b),(c)	51,120,740	51,115,627
Total Money Market Funds (Cost $51,115,858)		51,115,627
Total Investments in Securities (Cost: $1,466,153,347)		2,113,198,787
Other Assets & Liabilities, Net		919,982
Net Assets		2,114,118,769

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Growth Strategies Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
September 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	29,965,433	218,562,966	(197,407,659)	51,120,740	3,564	438	410,348	51,115,627
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Multi-Manager Growth Strategies Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
September 30, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	310,566,054	—	—	—	310,566,054
Consumer Staples	150,565,006	—	—	—	150,565,006
Energy	41,321,015	—	—	—	41,321,015
Financials	120,448,745	—	—	—	120,448,745
Health Care	372,420,704	—	—	—	372,420,704
Industrials	116,083,606	—	—	—	116,083,606
Information Technology	932,356,823	—	—	—	932,356,823
Materials	7,064,651	—	—	—	7,064,651
Real Estate	11,145,734	—	—	—	11,145,734
Telecommunication Services	110,822	—	—	—	110,822
Total Common Stocks	2,062,083,160	—	—	—	2,062,083,160
Money Market Funds	—	—	—	51,115,627	51,115,627
Total Investments in Securities	2,062,083,160	—	—	51,115,627	2,113,198,787
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Growth Strategies Fund | Semiannual Report 2018	11

Statement of Assets and Liabilities
September 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,415,037,489)	$2,062,083,160
Affiliated issuers (cost $51,115,858)	51,115,627
Receivable for:
Capital shares sold	3,856,621
Dividends	797,940
Foreign tax reclaims	127,625
Prepaid expenses	13,726
Trustees’ deferred compensation plan	84,354
Total assets	2,118,079,053
Liabilities
Payable for:
Capital shares purchased	3,455,585
Management services fees	40,026
Distribution and/or service fees	65
Transfer agent fees	271,808
Compensation of board members	2,436
Compensation of chief compliance officer	265
Other expenses	105,745
Trustees’ deferred compensation plan	84,354
Total liabilities	3,960,284
Net assets applicable to outstanding capital stock	$2,114,118,769
Represented by
Paid in capital	1,396,328,437
Excess of distributions over net investment income	(510,805)
Accumulated net realized gain	71,255,697
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	647,045,671
Investments - affiliated issuers	(231)
Total - representing net assets applicable to outstanding capital stock	$2,114,118,769
Class A
Net assets	$9,542,185
Shares outstanding	622,918
Net asset value per share	$15.32
Institutional Class
Net assets	$2,104,576,584
Shares outstanding	138,991,399
Net asset value per share	$15.14
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Multi-Manager Growth Strategies Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended September 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$9,284,092
Dividends — affiliated issuers	410,348
Foreign taxes withheld	(184,408)
Total income	9,510,032
Expenses:
Management services fees	7,774,814
Distribution and/or service fees
Class A	12,420
Transfer agent fees
Class A	7,796
Institutional Class	1,769,353
Compensation of board members	25,354
Custodian fees	22,085
Printing and postage fees	139,132
Registration fees	41,128
Audit fees	14,831
Legal fees	27,433
Compensation of chief compliance officer	462
Other	100,405
Total expenses	9,935,213
Net investment loss	(425,181)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	79,016,623
Investments — affiliated issuers	3,564
Net realized gain	79,020,187
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	171,552,573
Investments — affiliated issuers	438
Net change in unrealized appreciation (depreciation)	171,553,011
Net realized and unrealized gain	250,573,198
Net increase in net assets resulting from operations	$250,148,017
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Growth Strategies Fund | Semiannual Report 2018	13

Statement of Changes in Net Assets
	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018
Operations
Net investment income (loss)	$(425,181)	$2,270,050
Net realized gain	79,020,187	293,859,553
Net change in unrealized appreciation (depreciation)	171,553,011	215,563,001
Net increase in net assets resulting from operations	250,148,017	511,692,604
Distributions to shareholders
Net investment income
Institutional Class	—	(3,209,356)
Net realized gains
Class A	(907,173)	(591,064)
Institutional Class	(217,323,875)	(119,172,214)
Total distributions to shareholders	(218,231,048)	(122,972,634)
Decrease in net assets from capital stock activity	(83,851,847)	(447,046,244)
Total decrease in net assets	(51,934,878)	(58,326,274)
Net assets at beginning of period	2,166,053,647	2,224,379,921
Net assets at end of period	$2,114,118,769	$2,166,053,647
Excess of distributions over net investment income	$(510,805)	$(85,624)

	Six Months Ended		Year Ended
	September 30, 2018 (Unaudited)		March 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	—	—	30,014	401,399
Distributions reinvested	61,568	906,897	43,134	590,940
Redemptions	(131,462)	(1,992,340)	(658,856)	(9,130,469)
Net decrease	(69,894)	(1,085,443)	(585,708)	(8,138,130)
Institutional Class
Subscriptions	19,581,309	294,877,127	55,198,512	759,787,775
Distributions reinvested	14,936,328	217,323,567	9,009,807	122,381,426
Redemptions	(40,547,566)	(594,967,098)	(90,433,025)	(1,321,077,315)
Net decrease	(6,029,929)	(82,766,404)	(26,224,706)	(438,908,114)
Total net decrease	(6,099,823)	(83,851,847)	(26,810,414)	(447,046,244)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Multi-Manager Growth Strategies Fund | Semiannual Report 2018

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Multi-Manager Growth Strategies Fund | Semiannual Report 2018	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 9/30/2018 (Unaudited)	$15.04	(0.02)	1.75	1.73	—	(1.45)	(1.45)
Year Ended 3/31/2018	$13.04	(0.02)	2.67	2.65	—	(0.65)	(0.65)
Year Ended 3/31/2017	$12.14	(0.03)	1.94	1.91	—	(1.01)	(1.01)
Year Ended 3/31/2016	$13.79	(0.05)	(0.52)	(0.57)	—	(1.08)	(1.08)
Year Ended 3/31/2015	$13.95	(0.09)	1.75	1.66	—	(1.82)	(1.82)
Year Ended 3/31/2014	$10.89	(0.11)	3.22	3.11	—	(0.05)	(0.05)
Institutional Class
Six Months Ended 9/30/2018 (Unaudited)	$14.86	(0.00) (e)	1.73	1.73	—	(1.45)	(1.45)
Year Ended 3/31/2018	$12.89	0.01	2.64	2.65	(0.02)	(0.66)	(0.68)
Year Ended 3/31/2017(f)	$11.74	0.01	1.14	1.15	—	—	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
(e)	Rounds to zero.
(f)	Institutional Class shares commenced operations on January 3, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Multi-Manager Growth Strategies Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 9/30/2018 (Unaudited)	$15.32	11.87%	1.13% (c)	1.13% (c)	(0.28%) (c)	18%	$9,542
Year Ended 3/31/2018	$15.04	20.83%	1.13%	1.13%	(0.17%)	50%	$10,420
Year Ended 3/31/2017	$13.04	16.45%	1.13%	1.13%	(0.25%)	48%	$16,678
Year Ended 3/31/2016	$12.14	(4.80%)	1.12% (d)	1.12% (d)	(0.39%)	39%	$2,553,169
Year Ended 3/31/2015	$13.79	13.24%	1.16%	1.16%	(0.64%)	48%	$1,833,649
Year Ended 3/31/2014	$13.95	28.62%	1.19%	1.19%	(0.87%)	64%	$1,534,427
Institutional Class
Six Months Ended 9/30/2018 (Unaudited)	$15.14	12.01%	0.88% (c)	0.88% (c)	(0.04%) (c)	18%	$2,104,577
Year Ended 3/31/2018	$14.86	21.09%	0.85%	0.85%	0.09%	50%	$2,155,633
Year Ended 3/31/2017(f)	$12.89	9.80%	0.89% (c)	0.89% (c)	0.38% (c)	48%	$2,207,702
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Growth Strategies Fund | Semiannual Report 2018	17

Notes to Financial Statements
September 30, 2018 (Unaudited)
Note 1. Organization
Multi-Manager Growth Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
18	Multi-Manager Growth Strategies Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Multi-Manager Growth Strategies Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended September 30, 2018 was 0.69% of the Fund’s average daily net assets.
20	Multi-Manager Growth Strategies Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Subadvisory agreement
The Investment Manager has entered into Subadvisory Agreements with Loomis, Sayles & Company, L.P. and Los Angeles Capital Management and Equity Research, Inc. each of which, together with the Investment Manager, manage a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination, subject to the oversight of the Fund’s Board of Trustees. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended September 30, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.16
Institutional Class	0.16
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2018, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the
Multi-Manager Growth Strategies Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares. However, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through July 31, 2019
Class A	1.15%
Institutional Class	0.90
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At September 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,466,153,000	653,654,000	(6,609,000)	647,045,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
22	Multi-Manager Growth Strategies Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $393,300,489 and $709,046,221, respectively, for the six months ended September 30, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended September 30, 2018.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended September 30, 2018.
Note 9. Significant risks
Shareholder concentration risk
At September 30, 2018, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Multi-Manager Growth Strategies Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
24	Multi-Manager Growth Strategies Fund | Semiannual Report 2018

Board Consideration and Approval of Management and Subadvisory Agreements
On June 12, 2018, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) and the Subadvisory Agreements and, to more closely conform the Subadvisory Agreements to a revised form of subadvisory agreement with the same material terms, an amendment to the Subadvisory Agreements (together, the Subadvisory Agreements) between the Investment Manager and Loomis, Sayles & Company, L.P. and Los Angeles Capital Management and Equity Research, Inc. (the Subadvisers) with respect to Multi-Manager Growth Strategies Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement and the Subadvisory Agreements (collectively, the Agreements).
In connection with their deliberations regarding the continuation of the Management Agreement and the Subadvisory Agreements, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 6, 2018, April 26, 2018 and June 11, 2018 and at Board meetings held on March 7, 2018 and June 12, 2018. In addition, the Board and its various committees consider matters bearing on the Agreements at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 11, 2018, the Committee recommended that the Board approve the continuation of the Management Agreement and the Subadvisory Agreements. On June 12, 2018, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreements for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement and the Subadvisory Agreements. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement and the Subadvisory Agreements for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through July 31, 2019 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Agreements;
•	The subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
Multi-Manager Growth Strategies Fund | Semiannual Report 2018	25

Board Consideration and Approval of Management and Subadvisory Agreements  (continued)
•	Descriptions of various functions performed by the Investment Manager and the Subadvisers under the Agreements, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional accounts and collective trusts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadvisers with respect to compliance monitoring services, including an assessment of the Investment Manager’s and the Subadvisers’ compliance systems by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Agreements
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager, the Subadvisers and the Investment Manager’s affiliates under the Agreements and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager, the Subadvisers and the Investment Manager’s affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s and the Subadvisers’ investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager and the Subadvisers, which included consideration of the Investment Manager’s and the Subadvisers’ experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. The Board also noted that the Board had approved each Subadviser’s code of ethics and compliance program, and that the Chief Compliance Officer of the Funds reports to the Trustees on each Subadviser’s compliance program.
The Committee and the Board considered the diligence and selection process undertaken by the Investment Manager to select each Subadviser, including the Investment Manager’s rationale for recommending the continuation of the Subadvisory Agreements, and the process for monitoring each Subadviser’s ongoing performance of services for the Fund. As part of these deliberations, the Committee and the Board considered the ability of the Investment Manager, subject to the approval of the Board, to modify or enter into new subadvisory agreements without a shareholder vote pursuant to an exemptive order of the Securities and Exchange Commission. The Committee and the Board also considered the scope of services provided to the Fund by the Investment Manager that are distinct from and in addition to those provided by the Subadvisers, including cash flow management, treasury services, risk oversight, investment oversight and Subadviser selection, oversight and transition management. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the continuation of the Management Agreement and the Subadvisory Agreements.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider and information and
26	Multi-Manager Growth Strategies Fund | Semiannual Report 2018

Board Consideration and Approval of Management and Subadvisory Agreements  (continued)
analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to support continuation of the Management Agreement and the Subadvisory Agreements. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2017, the Fund’s performance was in the twenty-seventh, fifty-eighth and twenty-eighth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally, the Investment Manager’s evaluation of each Subadviser’s contribution to the Fund’s broader investment mandate, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers were sufficient, in light of other considerations, to support the continuation of the Management Agreement and the Subadvisory Agreements.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement and the Subadvisory Agreements, as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2017, the Fund’s actual management fee and net total expense ratio were both ranked in the third quintile (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also considered the fees that the Subadvisers charge to their other clients, and noted that the Investment Manager pays the fees of the Subadvisers. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreements.
Multi-Manager Growth Strategies Fund | Semiannual Report 2018	27

Board Consideration and Approval of Management and Subadvisory Agreements  (continued)
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, including with respect to funds for which unaffiliated subadvisers provide services, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2017 to profitability levels realized in 2016. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant. Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Committee and the Board did not consider the profitability to each Subadviser of its relationship with the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreements.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
The Committee and the Board noted that the breakpoints, if any, in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement. The Committee and the Board noted that absent a shareholder vote, the Investment Manager would bear any increase in fees payable under the Subadvisory Agreements. The Committee and the Board also noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context, and the effect that capacity constraints on a subadviser’s ability to manage assets could potentially have on the ability of the Investment Manager to achieve economies of scale, as new subadvisers may need to be added as the Fund grows, increasing the Investment Manager’s cost of compensating and overseeing the Fund’s subadvisers.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreements.
Other benefits to the Investment Manager and Subadvisers
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager and
28	Multi-Manager Growth Strategies Fund | Semiannual Report 2018

Board Consideration and Approval of Management and Subadvisory Agreements  (continued)
the Subadvisers by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement and the Subadvisory Agreements. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreements.
Multi-Manager Growth Strategies Fund | Semiannual Report 2018	29

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
30	Multi-Manager Growth Strategies Fund | Semiannual Report 2018

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Multi-Manager Growth Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR117_03_H01_(11/18)

SemiAnnual Report
September 30, 2018
Columbia Pacific/Asia Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer-term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Pacific/Asia Fund   |  Semiannual Report 2018

Columbia Pacific/Asia Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Pacific/Asia Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
Daisuke Nomoto, CMA (SAAJ)
Lead Portfolio Manager
Managed Fund since 2008
Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM
Portfolio Manager
Managed Fund since 2008
Christine Seng, CFA
Portfolio Manager
Managed Fund since 2014
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2018 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended September 30, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/31/08	-4.27	4.90	8.08	8.14
	Including sales charges		-9.81	-1.14	6.80	7.51
Advisor Class*		03/19/13	-4.07	5.19	8.35	8.45
Class C	Excluding sales charges	03/31/08	-4.55	4.16	7.29	7.35
	Including sales charges		-5.46	3.22	7.29	7.35
Institutional Class		12/31/92	-4.16	5.21	8.36	8.45
Institutional 3 Class*		03/01/17	-4.03	5.34	8.42	8.48
Class T*	Excluding sales charges	06/18/12	-4.27	4.85	8.10	8.19
	Including sales charges		-6.70	2.22	7.56	7.91
MSCI AC Asia Pacific Index (Net)			-2.83	5.05	6.11	7.03
MSCI EAFE Index (Net)			0.10	2.74	4.42	5.38
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI AC Asia Pacific Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance in 13 developed and emerging markets in the Asia Pacific region.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI AC Asia Pacific Index (Net) and the MSCI EAFE Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Pacific/Asia Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at September 30, 2018)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (Taiwan)	4.3
Samsung Electronics Co., Ltd. (South Korea)	4.1
Tencent Holdings Ltd. (China)	3.4
Alibaba Group Holding Ltd., ADR (China)	3.4
DBS Group Holdings Ltd. (Singapore)	2.8
Link REIT (The) (Hong Kong)	2.5
China Construction Bank Corp., Class H (China)	2.5
Sony Corp. (Japan)	2.4
Rio Tinto PLC, ADR (United Kingdom)	2.4
Macquarie Group Ltd. (Australia)	2.4
Percentages indicated are based upon total investments (excluding Money Market Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at September 30, 2018)
Consumer Discretionary	8.4
Consumer Staples	6.1
Financials	24.6
Health Care	10.8
Industrials	11.6
Information Technology	22.8
Materials	4.4
Real Estate	5.7
Telecommunication Services	2.8
Utilities	2.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at September 30, 2018)
Australia	9.6
China	17.7
Hong Kong	6.9
India	4.3
Indonesia	1.6
Japan	43.4
Singapore	3.7
South Korea	4.0
Taiwan	4.3
United Kingdom	2.4
United States(a)	2.1
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Columbia Pacific/Asia Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
April 1, 2018 — September 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	957.30	1,017.45	7.46	7.69	1.52
Advisor Class	1,000.00	1,000.00	959.30	1,018.70	6.24	6.43	1.27
Class C	1,000.00	1,000.00	954.50	1,013.69	11.12	11.46	2.27
Institutional Class	1,000.00	1,000.00	958.40	1,018.70	6.23	6.43	1.27
Institutional 3 Class	1,000.00	1,000.00	959.70	1,019.70	5.26	5.42	1.07
Class T	1,000.00	1,000.00	957.30	1,017.55	7.36	7.59	1.50
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Pacific/Asia Fund | Semiannual Report 2018

Portfolio of Investments
September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.7%
Issuer	Shares	Value ($)
Australia 9.6%
Computershare Ltd.	252,530	3,636,732
CSL Ltd.	25,149	3,654,135
LendLease Group	47,222	670,929
Macquarie Group Ltd.	52,016	4,731,811
Vicinity Centres	1,356,535	2,573,679
Westpac Banking Corp.	192,252	3,866,316
Total		19,133,602
China 17.7%
Alibaba Group Holding Ltd., ADR(a)	39,755	6,550,034
BeiGene Ltd., ADR(a)	4,326	745,024
China Construction Bank Corp., Class H	5,533,000	4,836,398
CSPC Pharmaceutical Group Ltd.	945,000	1,998,896
Foshan Haitian Flavouring & Food Co., Ltd., Class A	92,482	1,064,480
Guangdong Investment Ltd.	2,200,000	3,898,319
Kweichow Moutai Co., Ltd., Class A	31,672	3,361,216
New Oriental Education & Technology Group, Inc., ADR	26,394	1,953,420
Ping An Insurance Group Co. of China Ltd., Class H	426,800	4,323,572
Tencent Holdings Ltd.	163,500	6,675,840
Total		35,407,199
Hong Kong 6.9%
AIA Group Ltd.	368,600	3,286,777
BOC Hong Kong Holdings Ltd.	813,000	3,858,756
Link REIT (The)	505,000	4,972,208
Tingyi Cayman Islands Holding Corp.	930,000	1,708,329
Total		13,826,070
India 4.3%
Eicher Motors Ltd.	6,342	2,116,177
HDFC Bank Ltd., ADR	36,721	3,455,446
HDFC Standard Life Insurance Co., Ltd.	257,431	1,391,150
Indraprastha Gas Ltd.	496,383	1,664,455
Total		8,627,228
Indonesia 1.6%
PT Bank Rakyat Indonesia Persero Tbk	14,936,700	3,156,403
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 43.3%
Amano Corp.	53,700	1,122,056
Asahi Intecc Co., Ltd.	31,800	1,386,629
Astellas Pharma, Inc.	203,900	3,560,701
BayCurrent Consulting, Inc.	15,600	434,144
Benefit One, Inc.	29,000	946,693
Comture Corp.	31,100	1,192,909
Dai-ichi Life Holdings, Inc.	186,000	3,877,228
Daikin Industries Ltd.	11,800	1,570,623
Digital Arts, Inc.	17,200	808,132
Elecom Co., Ltd.	61,600	1,562,385
Hoya Corp.	72,100	4,282,091
ITOCHU Corp.	181,100	3,314,691
ITOCHU Techno-Solutions Corp.	15,900	345,430
Japan Material Co., Ltd.	13,200	177,004
JCU Corp.	78,100	1,883,125
Katitas Co., Ltd.	31,900	971,503
Keyence Corp.	5,800	3,369,144
KH Neochem Co., Ltd.	52,200	2,032,365
Koito Manufacturing Co., Ltd.	38,800	2,547,872
Komatsu Ltd.	28,500	867,281
M3, Inc.	63,200	1,433,274
Maeda Kosen Co., Ltd.	67,500	1,437,535
Matsumotokiyoshi Holdings Co., Ltd.	32,900	1,349,172
Milbon Co., Ltd.	15,700	719,802
Mitsubishi Corp.	68,100	2,097,666
Mitsubishi UFJ Financial Group, Inc.	587,600	3,650,578
Nakanishi, Inc.	57,200	1,190,240
Nidec Corp.	23,600	3,393,580
Nihon M&A Center, Inc.	102,600	3,079,101
Nintendo Co., Ltd.	6,900	2,510,451
Nippon Telegraph & Telephone Corp.	62,700	2,829,673
ORIX Corp.	131,490	2,129,037
Pigeon Corp.	66,400	3,741,939
Raksul, Inc.(a)	37,900	1,205,849
Rheon Automatic Machinery Co., Ltd.	57,100	1,022,187
Round One Corp.	39,000	516,605
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pacific/Asia Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Shoei Co., Ltd.	30,400	1,312,972
SoftBank Group Corp.	25,800	2,577,409
Solasto Corp.	87,500	1,138,819
Sony Corp.	78,600	4,777,912
Start Today Co., Ltd.	19,600	592,893
Suzuki Motor Corp.	46,400	2,659,237
Takeda Pharmaceutical Co., Ltd.	39,600	1,693,219
Takuma Co., Ltd.	191,900	2,548,751
UT Group Co., Ltd.(a)	20,200	720,757
Total		86,580,664
Singapore 3.7%
DBS Group Holdings Ltd.	289,200	5,517,115
Mapletree Commercial Trust	1,582,970	1,864,293
Total		7,381,408
South Korea 4.0%
Samsung Electronics Co., Ltd.	192,096	8,039,386
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 4.2%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	192,395	8,496,163
United Kingdom 2.4%
Rio Tinto PLC, ADR	93,211	4,755,625
Total Common Stocks (Cost $131,191,532)		195,403,748

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(b),(c)	4,180,514	4,180,095
Total Money Market Funds (Cost $4,180,095)		4,180,095
Total Investments in Securities (Cost $135,371,627)		199,583,843
Other Assets & Liabilities, Net		470,968
Net Assets		$200,054,811

Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,332,000 AUD	958,007 USD	Morgan Stanley	10/31/2018	—	(5,035)
10,899,000 CNY	1,589,607 USD	Morgan Stanley	10/31/2018	7,345	—
2,960,079,000 IDR	198,232 USD	Morgan Stanley	10/31/2018	481	—
8,629,454,000 IDR	573,355 USD	Morgan Stanley	10/31/2018	—	(3,144)
750,642,000 JPY	6,769,804 USD	Morgan Stanley	10/31/2018	148,906	—
2,392,000 SGD	1,746,682 USD	Morgan Stanley	10/31/2018	—	(4,259)
5,954,484 USD	6,669,260,000 KRW	Morgan Stanley	10/31/2018	58,974	—
4,564,822 USD	140,000,000 TWD	Morgan Stanley	10/31/2018	42,337	—
Total				258,043	(12,438)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	7,265,339	40,871,742	(43,956,567)	4,180,514	(305)	—	56,560	4,180,095
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Pacific/Asia Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
September 30, 2018 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CNY	China Yuan Renminbi
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pacific/Asia Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
September 30, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	19,133,602	—	—	19,133,602
China	9,248,478	26,158,721	—	—	35,407,199
Hong Kong	—	13,826,070	—	—	13,826,070
India	3,455,446	5,171,782	—	—	8,627,228
Indonesia	—	3,156,403	—	—	3,156,403
Japan	—	86,580,664	—	—	86,580,664
Singapore	—	7,381,408	—	—	7,381,408
South Korea	—	8,039,386	—	—	8,039,386
Taiwan	8,496,163	—	—	—	8,496,163
United Kingdom	4,755,625	—	—	—	4,755,625
Total Common Stocks	25,955,712	169,448,036	—	—	195,403,748
Money Market Funds	—	—	—	4,180,095	4,180,095
Total Investments in Securities	25,955,712	169,448,036	—	4,180,095	199,583,843
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	258,043	—	—	258,043
Liability
Forward Foreign Currency Exchange Contracts	—	(12,438)	—	—	(12,438)
Total	25,955,712	169,693,641	—	4,180,095	199,829,448
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Pacific/Asia Fund | Semiannual Report 2018

Statement of Assets and Liabilities
September 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $131,191,532)	$195,403,748
Affiliated issuers (cost $4,180,095)	4,180,095
Foreign currency (cost $681,416)	681,416
Unrealized appreciation on forward foreign currency exchange contracts	258,043
Receivable for:
Investments sold	787,035
Capital shares sold	70,127
Dividends	644,890
Foreign tax reclaims	36,685
Expense reimbursement due from Investment Manager	252
Prepaid expenses	1,349
Trustees’ deferred compensation plan	42,779
Total assets	202,106,419
Liabilities
Due to custodian	4
Unrealized depreciation on forward foreign currency exchange contracts	12,438
Payable for:
Investments purchased	1,681,679
Capital shares purchased	251,105
Management services fees	5,229
Distribution and/or service fees	76
Transfer agent fees	7,987
Compensation of board members	1,328
Compensation of chief compliance officer	24
Other expenses	48,959
Trustees’ deferred compensation plan	42,779
Total liabilities	2,051,608
Net assets applicable to outstanding capital stock	$200,054,811
Represented by
Paid in capital	132,844,174
Excess of distributions over net investment income	(1,216,288)
Accumulated net realized gain	3,975,188
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	64,212,216
Foreign currency translations	(6,084)
Forward foreign currency exchange contracts	245,605
Total - representing net assets applicable to outstanding capital stock	$200,054,811
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pacific/Asia Fund | Semiannual Report 2018	9

Statement of Assets and Liabilities  (continued)
September 30, 2018 (Unaudited)
Class A
Net assets	$5,231,725
Shares outstanding	495,369
Net asset value per share	$10.56
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$11.20
Advisor Class
Net assets	$2,312,052
Shares outstanding	217,073
Net asset value per share	$10.65
Class C
Net assets	$1,468,950
Shares outstanding	142,620
Net asset value per share	$10.30
Institutional Class
Net assets	$39,489,078
Shares outstanding	3,714,296
Net asset value per share	$10.63
Institutional 3 Class
Net assets	$151,550,097
Shares outstanding	14,403,660
Net asset value per share	$10.52
Class T
Net assets	$2,909
Shares outstanding	276
Net asset value per share(a)	$10.55
Maximum sales charge	2.50%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge per transaction for Class T shares)	$10.82

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Pacific/Asia Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended September 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$3,094,556
Dividends — affiliated issuers	56,560
Foreign taxes withheld	(225,348)
Total income	2,925,768
Expenses:
Management services fees	1,054,688
Distribution and/or service fees
Class A	7,126
Class C	7,814
Class T	4
Transfer agent fees
Class A	5,812
Advisor Class	1,776
Class C	1,595
Institutional Class	51,979
Institutional 3 Class	5,720
Class T	3
Compensation of board members	8,833
Custodian fees	53,100
Printing and postage fees	6,650
Registration fees	43,897
Audit fees	18,122
Legal fees	2,857
Interest on collateral	88
Interest on interfund lending	20
Compensation of chief compliance officer	49
Other	8,113
Total expenses	1,278,246
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(15,487)
Expense reduction	(260)
Total net expenses	1,262,499
Net investment income	1,663,269
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	5,204,212
Investments — affiliated issuers	(305)
Foreign currency translations	(29,230)
Forward foreign currency exchange contracts	(536,891)
Net realized gain	4,637,786
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(16,211,946)
Foreign currency translations	(23,632)
Forward foreign currency exchange contracts	405,072
Net change in unrealized appreciation (depreciation)	(15,830,506)
Net realized and unrealized loss	(11,192,720)
Net decrease in net assets resulting from operations	$(9,529,451)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pacific/Asia Fund | Semiannual Report 2018	11

Statement of Changes in Net Assets
	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018
Operations
Net investment income	$1,663,269	$1,753,650
Net realized gain	4,637,786	25,179,855
Net change in unrealized appreciation (depreciation)	(15,830,506)	28,796,843
Net increase (decrease) in net assets resulting from operations	(9,529,451)	55,730,348
Distributions to shareholders
Net investment income
Class A	—	(32,606)
Advisor Class	—	(6,742)
Class C	—	(719)
Institutional Class	—	(464,736)
Institutional 3 Class	—	(1,895,598)
Class T	—	(25)
Net realized gains
Class A	(261,834)	(310,517)
Advisor Class	(102,869)	(43,902)
Class C	(75,188)	(97,336)
Institutional Class	(2,511,320)	(3,819,203)
Institutional 3 Class	(7,593,808)	(12,756,859)
Class T	(143)	(243)
Total distributions to shareholders	(10,545,162)	(19,428,486)
Decrease in net assets from capital stock activity	(20,305,026)	(9,662,201)
Total increase (decrease) in net assets	(40,379,639)	26,639,661
Net assets at beginning of period	240,434,450	213,794,789
Net assets at end of period	$200,054,811	$240,434,450
Excess of distributions over net investment income	$(1,216,288)	$(2,879,557)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Pacific/Asia Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	September 30, 2018 (Unaudited)		March 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	113,837	1,230,649	351,534	4,064,615
Distributions reinvested	23,728	257,450	30,196	336,458
Redemptions	(174,102)	(1,878,263)	(84,735)	(964,814)
Net increase (decrease)	(36,537)	(390,164)	296,995	3,436,259
Advisor Class
Subscriptions	148,386	1,722,673	77,499	915,479
Distributions reinvested	9,389	102,721	4,456	50,362
Redemptions	(18,850)	(199,865)	(6,190)	(68,688)
Net increase	138,925	1,625,529	75,765	897,153
Class C
Subscriptions	32,881	353,075	82,401	934,319
Distributions reinvested	7,087	75,188	8,987	98,054
Redemptions	(36,501)	(383,911)	(40,973)	(465,436)
Net increase	3,467	44,352	50,415	566,937
Institutional Class
Subscriptions	1,024,033	10,880,325	1,560,832	18,369,243
Distributions reinvested	226,176	2,469,843	350,063	3,909,975
Redemptions	(2,489,433)	(26,512,147)	(3,445,416)	(37,171,866)
Net decrease	(1,239,224)	(13,161,979)	(1,534,521)	(14,892,648)
Institutional 3 Class
Subscriptions	83,308	892,883	2,359,369	25,339,405
Distributions reinvested	650,104	7,021,123	1,214,168	13,373,567
Redemptions	(1,496,736)	(16,336,771)	(3,464,303)	(38,382,874)
Net increase (decrease)	(763,324)	(8,422,765)	109,234	330,098
Total net decrease	(1,896,693)	(20,305,026)	(1,002,112)	(9,662,201)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pacific/Asia Fund | Semiannual Report 2018	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 9/30/2018 (Unaudited)	$11.56	0.06	(0.54)	(0.48)	—	(0.52)	(0.52)
Year Ended 3/31/2018	$9.80	0.04	2.69	2.73	(0.09)	(0.88)	(0.97)
Year Ended 3/31/2017	$9.26	0.05	1.05	1.10	(0.02)	(0.54)	(0.56)
Year Ended 3/31/2016	$9.91	0.06	(0.64)	(0.58)	(0.04)	(0.03)	(0.07)
Year Ended 3/31/2015	$8.92	0.10	0.98	1.08	(0.09)	—	(0.09)
Year Ended 3/31/2014	$8.93	0.11	0.08	0.19	(0.20)	—	(0.20)
Advisor Class
Six Months Ended 9/30/2018 (Unaudited)	$11.63	0.09	(0.55)	(0.46)	—	(0.52)	(0.52)
Year Ended 3/31/2018	$9.86	0.05	2.71	2.76	(0.11)	(0.88)	(0.99)
Year Ended 3/31/2017	$9.31	0.14	0.99	1.13	(0.04)	(0.54)	(0.58)
Year Ended 3/31/2016	$9.96	0.07	(0.62)	(0.55)	(0.07)	(0.03)	(0.10)
Year Ended 3/31/2015	$8.96	0.12	0.98	1.10	(0.10)	—	(0.10)
Year Ended 3/31/2014	$8.98	0.12	0.09	0.21	(0.23)	—	(0.23)
Class C
Six Months Ended 9/30/2018 (Unaudited)	$11.32	0.02	(0.52)	(0.50)	—	(0.52)	(0.52)
Year Ended 3/31/2018	$9.63	(0.04)	2.62	2.58	(0.01)	(0.88)	(0.89)
Year Ended 3/31/2017	$9.15	(0.02)	1.04	1.02	(0.00) (h)	(0.54)	(0.54)
Year Ended 3/31/2016	$9.83	(0.01)	(0.64)	(0.65)	(0.00) (h)	(0.03)	(0.03)
Year Ended 3/31/2015	$8.86	0.03	0.97	1.00	(0.03)	—	(0.03)
Year Ended 3/31/2014	$8.87	0.03	0.09	0.12	(0.13)	—	(0.13)
Institutional Class
Six Months Ended 9/30/2018 (Unaudited)	$11.62	0.07	(0.54)	(0.47)	—	(0.52)	(0.52)
Year Ended 3/31/2018	$9.84	0.07	2.70	2.77	(0.11)	(0.88)	(0.99)
Year Ended 3/31/2017	$9.30	0.07	1.05	1.12	(0.04)	(0.54)	(0.58)
Year Ended 3/31/2016	$9.95	0.08	(0.63)	(0.55)	(0.07)	(0.03)	(0.10)
Year Ended 3/31/2015	$8.95	0.12	0.99	1.11	(0.11)	—	(0.11)
Year Ended 3/31/2014	$8.96	0.11	0.10	0.21	(0.22)	—	(0.22)
Institutional 3 Class
Six Months Ended 9/30/2018 (Unaudited)	$11.49	0.09	(0.54)	(0.45)	—	(0.52)	(0.52)
Year Ended 3/31/2018	$9.75	0.09	2.66	2.75	(0.13)	(0.88)	(1.01)
Year Ended 3/31/2017(i)	$9.51	0.12	0.12	0.24	—	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Pacific/Asia Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 9/30/2018 (Unaudited)	$10.56	(4.27%)	1.53% (c),(d),(e)	1.52% (c),(d),(e),(f)	1.13% (c)	19%	$5,232
Year Ended 3/31/2018	$11.56	28.38%	1.55%	1.54% (f)	0.40%	49%	$6,147
Year Ended 3/31/2017	$9.80	12.50%	1.49% (g)	1.49% (f),(g)	0.48%	80%	$2,303
Year Ended 3/31/2016	$9.26	(5.88%)	1.52%	1.52% (f)	0.62%	73%	$3,190
Year Ended 3/31/2015	$9.91	12.17%	1.48%	1.48% (f)	1.03%	60%	$2,496
Year Ended 3/31/2014	$8.92	2.25%	1.48%	1.48% (f)	1.20%	88%	$1,847
Advisor Class
Six Months Ended 9/30/2018 (Unaudited)	$10.65	(4.07%)	1.29% (c),(d),(e)	1.27% (c),(d),(e),(f)	1.61% (c)	19%	$2,312
Year Ended 3/31/2018	$11.63	28.58%	1.32%	1.30% (f)	0.47%	49%	$909
Year Ended 3/31/2017	$9.86	12.82%	1.27% (g)	1.27% (f),(g)	1.53%	80%	$23
Year Ended 3/31/2016	$9.31	(5.61%)	1.25%	1.25% (f)	0.72%	73%	$4
Year Ended 3/31/2015	$9.96	12.42%	1.26%	1.26% (f)	1.28%	60%	$25
Year Ended 3/31/2014	$8.96	2.41%	1.25%	1.25% (f)	1.29%	88%	$3
Class C
Six Months Ended 9/30/2018 (Unaudited)	$10.30	(4.55%)	2.28% (c),(d),(e)	2.27% (c),(d),(e),(f)	0.39% (c)	19%	$1,469
Year Ended 3/31/2018	$11.32	27.27%	2.30%	2.29% (f)	(0.38%)	49%	$1,576
Year Ended 3/31/2017	$9.63	11.79%	2.24% (g)	2.24% (f),(g)	(0.25%)	80%	$854
Year Ended 3/31/2016	$9.15	(6.64%)	2.27%	2.27% (f)	(0.13%)	73%	$1,080
Year Ended 3/31/2015	$9.83	11.36%	2.23%	2.23% (f)	0.33%	60%	$368
Year Ended 3/31/2014	$8.86	1.48%	2.23%	2.23% (f)	0.31%	88%	$554
Institutional Class
Six Months Ended 9/30/2018 (Unaudited)	$10.63	(4.16%)	1.28% (c),(d),(e)	1.27% (c),(d),(e),(f)	1.33% (c)	19%	$39,489
Year Ended 3/31/2018	$11.62	28.76%	1.29%	1.28% (f)	0.67%	49%	$57,538
Year Ended 3/31/2017	$9.84	12.72%	1.24% (g)	1.24% (f),(g)	0.73%	80%	$63,870
Year Ended 3/31/2016	$9.30	(5.61%)	1.27%	1.27% (f)	0.81%	73%	$83,696
Year Ended 3/31/2015	$9.95	12.51%	1.23%	1.23% (f)	1.28%	60%	$78,236
Year Ended 3/31/2014	$8.95	2.49%	1.23%	1.23% (f)	1.27%	88%	$75,079
Institutional 3 Class
Six Months Ended 9/30/2018 (Unaudited)	$10.52	(4.03%)	1.08% (c),(d),(e)	1.07% (c),(d),(e)	1.57% (c)	19%	$151,550
Year Ended 3/31/2018	$11.49	28.82%	1.11%	1.11%	0.83%	49%	$174,262
Year Ended 3/31/2017(i)	$9.75	2.52%	1.12% (c)	1.12% (c)	15.80% (c)	80%	$146,742
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pacific/Asia Fund | Semiannual Report 2018	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class T
Six Months Ended 9/30/2018 (Unaudited)	$11.55	0.06	(0.54)	(0.48)	—	(0.52)	(0.52)
Year Ended 3/31/2018	$9.80	0.05	2.67	2.72	(0.09)	(0.88)	(0.97)
Year Ended 3/31/2017	$9.25	0.05	1.06	1.11	(0.02)	(0.54)	(0.56)
Year Ended 3/31/2016	$9.91	0.05	(0.64)	(0.59)	(0.04)	(0.03)	(0.07)
Year Ended 3/31/2015	$8.91	0.09	0.99	1.08	(0.08)	—	(0.08)
Year Ended 3/31/2014	$8.92	0.10	0.09	0.19	(0.20)	—	(0.20)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Class T
03/31/2017	0.01%	0.01%	0.01%	0.01%	0.01%

(h)	Rounds to zero.
(i)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Pacific/Asia Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class T
Six Months Ended 9/30/2018 (Unaudited)	$10.55	(4.27%)	1.51% (c),(d),(e)	1.50% (c),(d),(e),(f)	1.13% (c)	19%	$3
Year Ended 3/31/2018	$11.55	28.33%	1.52%	1.52% (f)	0.41%	49%	$3
Year Ended 3/31/2017	$9.80	12.64%	1.49% (g)	1.49% (f),(g)	0.50%	80%	$3
Year Ended 3/31/2016	$9.25	(5.96%)	1.48%	1.48% (f)	0.58%	73%	$3
Year Ended 3/31/2015	$9.91	12.27%	1.50%	1.50% (f)	1.00%	60%	$3
Year Ended 3/31/2014	$8.91	2.25%	1.47%	1.47% (f)	1.07%	88%	$3
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pacific/Asia Fund | Semiannual Report 2018	17

Notes to Financial Statements
September 30, 2018 (Unaudited)
Note 1. Organization
Columbia Pacific/Asia Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares will automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
18	Columbia Pacific/Asia Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or
Columbia Pacific/Asia Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
20	Columbia Pacific/Asia Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at September 30, 2018:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	258,043

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	12,438
Columbia Pacific/Asia Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended September 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	(536,891)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	405,072
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended September 30, 2018:
Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	170,611	(220,448)

*	Based on the ending quarterly outstanding amounts for the six months ended September 30, 2018.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of September 30, 2018:
Morgan Stanley ($)
Assets
Forward foreign currency exchange contracts	258,043
Liabilities
Forward foreign currency exchange contracts	12,438
Total financial and derivative net assets	245,605
Total collateral received (pledged) (a)	50,000
Net amount (b)	195,605

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
22	Columbia Pacific/Asia Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
Columbia Pacific/Asia Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.95% to 0.72% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended September 30, 2018 was 0.95% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates will provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
24	Columbia Pacific/Asia Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
For the six months ended September 30, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.20
Advisor Class	0.21
Class C	0.20
Institutional Class	0.20
Institutional 3 Class	0.01
Class T	0.20
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2018, these minimum account balance fees reduced total expenses of the Fund by $260.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class T shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.25% of the average daily net assets attributable to Class C and Class T shares of the Fund, respectively.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Columbia Pacific/Asia Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended September 30, 2018, if any, are listed below:
Amount ($)
Class A	16,217
Class C	642
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	August 1, 2018 through July 31, 2019	Prior to August 1, 2018
Class A	1.50%	1.55%
Advisor Class	1.25	1.30
Class C	2.25	2.30
Institutional Class	1.25	1.30
Institutional 3 Class	1.06	1.19
Class T	1.50	1.55
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At September 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
135,372,000	66,025,000	(1,568,000)	64,457,000
26	Columbia Pacific/Asia Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $40,682,101 and $65,991,377, respectively, for the six months ended September 30, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended September 30, 2018 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Borrower	(300,000)	2.46	1
Interest expense incurred by the Fund is recorded as interfund lending on the Statement of Operations. The Fund had no outstanding interfund loans at September 30, 2018.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than
Columbia Pacific/Asia Fund | Semiannual Report 2018	27

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended September 30, 2018.
Note 9. Significant risks
Asia Pacific region risk
Because the Fund concentrates its investments in the Asia Pacific region, the Fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the Asia Pacific region. Many of the countries in the Asia Pacific region are considered underdeveloped or developing, including from a political economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and place.
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Shareholder concentration risk
At September 30, 2018, affiliated shareholders of record owned 87.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new
28	Columbia Pacific/Asia Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Pacific/Asia Fund | Semiannual Report 2018	29

Board Consideration and Approval of Management
Agreement
On June 12, 2018, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Pacific/Asia Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 6, 2018, April 26, 2018 and June 11, 2018 and at Board meetings held on March 7, 2018 and June 12, 2018. In addition, the Board and its various committees consider matters bearing on the Management Agreement at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 11, 2018, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 12, 2018, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through July 31, 2019 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional accounts and collective trusts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
30	Columbia Pacific/Asia Fund | Semiannual Report 2018

Board Consideration and Approval of Management
Agreement  (continued)
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Committee and the Board noted that, through December 31, 2017, the Fund’s performance was in the thirty-fourth, thirty-fourth and thirty-fourth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to support the continuation of the Management Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
Columbia Pacific/Asia Fund | Semiannual Report 2018	31

Board Consideration and Approval of Management
Agreement  (continued)
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2017 to profitability levels realized in 2016. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution
32	Columbia Pacific/Asia Fund | Semiannual Report 2018

Board Consideration and Approval of Management
Agreement  (continued)
fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
Columbia Pacific/Asia Fund | Semiannual Report 2018	33

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
34	Columbia Pacific/Asia Fund | Semiannual Report 2018

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Columbia Pacific/Asia Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR209_03_H01_(11/18)

SemiAnnual Report
September 30, 2018
Columbia Solutions Aggressive Portfolio
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer-term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Solutions Aggressive Portfolio   |  Semiannual Report 2018

Columbia Solutions Aggressive Portfolio  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Solutions Aggressive Portfolio (the Fund) pursues consistent total returns by seeking to allocate risks across multiple asset classes.
Portfolio management
Joshua Kutin, CFA
Co-Portfolio Manager
Managed Fund since October 2017
Alexander Wilkinson, CFA, CAIA
Co-Portfolio Manager
Managed Fund since October 2017
Average annual total returns (%) (for the period ended September 30, 2018)
	Inception	6 Months cumulative	Life
Columbia Solutions Aggressive Portfolio	10/24/17	5.26	6.87
MSCI ACWI with Developed Markets 100% Hedged to USD Index		7.12	8.99
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The MSCI ACWI with Developed Markets 100% Hedged to USD Index represents a close estimation of the performance that can be achieved by hedging the currency exposures of all developed market exposures of its parent index, the MSCI ACWI, to the USD, the “home” currency for the hedged index. The index is 100% hedged to the USD of developed market currencies by selling each foreign currency forward at the one-month Forward weight. The parent index is composed of large and mid-cap stocks across 23 Developed Markets (DM) countries and 24 Emerging Markets (EM) countries.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI with Developed Markets 100% Hedged to USD Index, which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Solutions Aggressive Portfolio | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at September 30, 2018)
Foreign Government Obligations	26.1
Money Market Funds	49.6
U.S. Treasury Obligations	24.3
Total	100.0
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Market exposure through derivatives investments (% of notional exposure) (at September 30, 2018)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	48.8	(3.5)	45.3
Equity Derivative Contracts	115.0	—	115.0
Foreign Currency Derivative Contracts	11.8	(72.1)	(60.3)
Total Notional Market Value of Derivative Contracts	175.6	(75.6)	100.0
(a) The Fund has market exposure (long and/or short) to fixed income, equity asset classes and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 to the Notes to Financial Statements.

Columbia Solutions Aggressive Portfolio | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
April 1, 2018 — September 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Solutions Aggressive Portfolio	1,000.00	1,000.00	1,052.60	1,025.02	0.05	0.05	0.01
Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Solutions Aggressive Portfolio | Semiannual Report 2018

Portfolio of Investments
September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a),(b) 21.4%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 0.5%
Republic of Austria Government Bond(c)
03/15/2037	4.150%	EUR	21,000	36,592
Belgium 0.9%
Kingdom of Belgium Government Bond(c)
03/28/2041	4.250%	EUR	37,000	65,217
France 1.6%
French Republic Government Bond OAT(c)
05/25/2045	3.250%	EUR	43,000	68,359
05/25/2048	2.000%	EUR	31,000	38,868
Total				107,227
Italy 2.5%
Italy Buoni Poliennali Del Tesoro(c)
09/01/2028	4.750%	EUR	95,000	126,333
09/01/2046	3.250%	EUR	38,000	41,602
Total				167,935
Japan 5.0%
Japan Government 10-Year Bond
03/20/2028	0.100%	JPY	18,000,000	158,256
Japan Government 30-Year Bond
03/20/2048	0.800%	JPY	16,250,000	140,111
06/20/2048	0.700%	JPY	4,950,000	41,435
Total				339,802
Mexico 0.6%
Mexican Bonos
06/10/2021	6.500%	MXN	800,000	41,484
New Zealand 0.9%
New Zealand Government Bond(c)
04/14/2033	3.500%	NZD	82,000	58,921
Norway 1.3%
Norway Government Bond(c)
02/17/2027	1.750%	NOK	727,000	88,465
Foreign Government Obligations(a),(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
South Africa 2.1%
Republic of South Africa Government Bond
12/21/2026	10.500%	ZAR	1,850,000	142,098
Spain 3.5%
Spain Government Bond(c)
10/31/2024	2.750%	EUR	125,000	161,964
07/30/2040	4.900%	EUR	46,000	77,590
Total				239,554
United Kingdom 2.5%
United Kingdom Gilt(c)
06/07/2032	4.250%	GBP	102,000	173,872
Total Foreign Government Obligations (Cost $1,509,191)				1,461,167

U.S. Treasury Obligations 20.0%

U.S. Treasury
08/15/2027	2.250%		263,000	246,644
11/15/2027	2.250%		257,000	240,560
02/15/2028	2.750%		452,000	440,732
05/15/2028	2.875%		439,000	432,408
Total U.S. Treasury Obligations (Cost $1,391,090)				1,360,344

Money Market Funds 40.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(d),(e)	2,777,813	2,777,535
Total Money Market Funds (Cost $2,777,609)		2,777,535
Total Investments in Securities (Cost: $5,677,890)		5,599,046
Other Assets & Liabilities, Net		1,217,116
Net Assets		6,816,162
At September 30, 2018, securities and/or cash totaling $141,417 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2018	5

Portfolio of Investments  (continued)
September 30, 2018 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
58,664,000 JPY	525,216 USD	HSBC	10/26/2018	7,974	—
46,389,000 JPY	408,625 USD	HSBC	10/26/2018	—	(388)
807,000 MXN	42,529 USD	HSBC	10/26/2018	—	(411)
867,000 NOK	106,326 USD	HSBC	10/26/2018	—	(308)
90,000 NZD	59,222 USD	HSBC	10/26/2018	—	(443)
531,000 SEK	59,736 USD	HSBC	10/26/2018	—	(132)
37,000 SGD	27,047 USD	HSBC	10/26/2018	—	(34)
51,267 USD	5,814,000 JPY	HSBC	10/26/2018	—	(5)
1,011 USD	9,000 SEK	HSBC	10/26/2018	4	—
208,000 AUD	150,051 USD	Morgan Stanley	10/26/2018	—	(329)
40,000 CHF	41,721 USD	Morgan Stanley	10/26/2018	873	—
135,000 CHF	137,787 USD	Morgan Stanley	10/26/2018	—	(75)
55,000 DKK	8,644 USD	Morgan Stanley	10/26/2018	63	—
179,000 DKK	27,909 USD	Morgan Stanley	10/26/2018	—	(18)
1,243,000 EUR	1,457,119 USD	Morgan Stanley	10/26/2018	11,140	—
464,000 EUR	539,473 USD	Morgan Stanley	10/26/2018	—	(297)
206,000 GBP	271,296 USD	Morgan Stanley	10/26/2018	2,501	—
226,000 GBP	294,891 USD	Morgan Stanley	10/26/2018	—	(1)
653,617 USD	562,000 EUR	Morgan Stanley	10/26/2018	156	—
2,076,000 ZAR	138,610 USD	Morgan Stanley	10/26/2018	—	(7,714)
Total				22,711	(10,155)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini JGB	3	12/2018	JPY	45,193,491	—	(165)
Australian 10-Year Bond	1	12/2018	AUD	128,853	—	(1,034)
Euro-BTP	1	12/2018	EUR	125,684	3,005	—
Euro-Bund	1	12/2018	EUR	159,355	—	(1,132)
Long Gilt	1	12/2018	GBP	123,173	—	(2,138)
MSCI EAFE Index	22	12/2018	USD	2,173,050	5,554	—
MSCI Emerging Markets Index	14	12/2018	USD	734,790	5,822	—
S&P 500 E-mini	26	12/2018	USD	3,794,700	3,378	—
S&P/TSX 60 Index	1	12/2018	CAD	190,060	—	(18)
U.S. Long Bond	1	12/2018	USD	141,596	—	(3,877)
U.S. Treasury 10-Year Note	7	12/2018	USD	836,382	—	(10,131)
U.S. Treasury Ultra 10-Year Note	2	12/2018	USD	255,032	—	(4,129)
Total					17,759	(22,624)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond	(2)	12/2018	CAD	(266,252)	2,819	—

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Solutions Aggressive Portfolio | Semiannual Report 2018

Portfolio of Investments  (continued)
September 30, 2018 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 31	Morgan Stanley	12/20/2023	5.000	Quarterly	3.321	USD	434,000	871	—	—	871	—
Markit CDX North America Investment Grade Index, Series 31	Morgan Stanley	12/20/2023	1.000	Quarterly	0.597	USD	255,000	96	—	—	96	—
Total								967	—	—	967	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by the government.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2018, the total value of these securities amounted to $937,783, which represents 13.76% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	3,619,330	4,552,765	(5,394,282)	2,777,813	(158)	168	33,569	2,777,535
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2018	7

Portfolio of Investments  (continued)
September 30, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Foreign Government Obligations	—	1,461,167	—	—	1,461,167
U.S. Treasury Obligations	1,360,344	—	—	—	1,360,344
Money Market Funds	—	—	—	2,777,535	2,777,535
Total Investments in Securities	1,360,344	1,461,167	—	2,777,535	5,599,046
Investments in Derivatives
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Solutions Aggressive Portfolio | Semiannual Report 2018

Portfolio of Investments  (continued)
September 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Asset
Forward Foreign Currency Exchange Contracts	—	22,711	—	—	22,711
Futures Contracts	20,578	—	—	—	20,578
Swap Contracts	—	967	—	—	967
Liability
Forward Foreign Currency Exchange Contracts	—	(10,155)	—	—	(10,155)
Futures Contracts	(22,624)	—	—	—	(22,624)
Total	1,358,298	1,474,690	—	2,777,535	5,610,523
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2018	9

Statement of Assets and Liabilities
September 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,900,281)	$2,821,511
Affiliated issuers (cost $2,777,609)	2,777,535
Foreign currency (cost $7,218)	7,191
Margin deposits on:
Futures contracts	118,911
Swap contracts	22,506
Unrealized appreciation on forward foreign currency exchange contracts	22,711
Receivable for:
Investments sold	1,065,784
Capital shares sold	20,777
Dividends	4,403
Interest	22,769
Foreign tax reclaims	1,379
Variation margin for futures contracts	2,098
Variation margin for swap contracts	28,795
Expense reimbursement due from Investment Manager	333
Prepaid expenses	39
Trustees’ deferred compensation plan	5,523
Total assets	6,922,265
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	10,155
Payable for:
Investments purchased	4,237
Capital shares purchased	15,087
Variation margin for futures contracts	10,520
Variation margin for swap contracts	24,662
Compensation of board members	740
Compensation of chief compliance officer	1
Audit fees	26,366
Custodian fees	7,507
Other expenses	1,305
Trustees’ deferred compensation plan	5,523
Total liabilities	106,103
Net assets applicable to outstanding capital stock	$6,816,162
Represented by
Paid in capital	6,406,499
Undistributed net investment income	19,056
Accumulated net realized gain	458,617
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(78,770)
Investments - affiliated issuers	(74)
Foreign currency translations	(643)
Forward foreign currency exchange contracts	12,556
Futures contracts	(2,046)
Swap contracts	967
Total - representing net assets applicable to outstanding capital stock	$6,816,162
Shares outstanding	642,829
Net asset value per share	10.60
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Solutions Aggressive Portfolio | Semiannual Report 2018

Statement of Operations
Six Months Ended September 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$33,569
Interest	30,495
Foreign taxes withheld	(477)
Total income	63,587
Expenses:
Compensation of board members	7,017
Custodian fees	22,708
Printing and postage fees	1,132
Audit fees	22,842
Legal fees	85
Compensation of chief compliance officer	1
Other	2,806
Total expenses	56,591
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(56,254)
Total net expenses	337
Net investment income	63,250
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(64,696)
Investments — affiliated issuers	(158)
Foreign currency translations	(1,748)
Forward foreign currency exchange contracts	225,545
Futures contracts	(55,160)
Swap contracts	22,934
Net realized gain	126,717
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(82,761)
Investments — affiliated issuers	168
Foreign currency translations	(1,400)
Forward foreign currency exchange contracts	(943)
Futures contracts	236,707
Swap contracts	1,374
Net change in unrealized appreciation (depreciation)	153,145
Net realized and unrealized gain	279,862
Net increase in net assets resulting from operations	$343,112
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2018	11

Statement of Changes in Net Assets
	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018 (a)
Operations
Net investment income	$63,250	$43,138
Net realized gain	126,717	300,026
Net change in unrealized appreciation (depreciation)	153,145	(221,155)
Net increase in net assets resulting from operations	343,112	122,009
Distributions to shareholders
Net realized gains	—	(55,458)
Total distributions to shareholders	—	(55,458)
Increase (decrease) in net assets from capital stock activity	(84,283)	6,480,782
Total increase in net assets	258,829	6,547,333
Net assets at beginning of period	6,557,333	10,000
Net assets at end of period	$6,816,162	$6,557,333
Undistributed (excess of distributions over) net investment income	$19,056	$(44,194)

	Six Months Ended		Year Ended
	September 30, 2018 (Unaudited)		March 31, 2018 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Subscriptions	336,889	3,388,653	706,637	7,068,308
Distributions reinvested	—	—	5,387	55,374
Redemptions	(345,034)	(3,472,936)	(62,050)	(642,900)
Total net increase (decrease)	(8,145)	(84,283)	649,974	6,480,782

(a)	Based on operations from October 24, 2017 (fund commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Solutions Aggressive Portfolio | Semiannual Report 2018

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018 (a)
Per share data
Net asset value, beginning of period	$10.07	$10.00
Income from investment operations:
Net investment income	0.10	0.07
Net realized and unrealized gain	0.43	0.08
Total from investment operations	0.53	0.15
Less distributions to shareholders from:
Net realized gains	—	(0.08)
Total distributions to shareholders	—	(0.08)
Net asset value, end of period	$10.60	$10.07
Total return	5.26%	1.53%
Ratios to average net assets
Total gross expenses(b)	1.68% (c)	1.10% (c)
Total net expenses(b),(d)	0.01% (c)	0.01% (c)
Net investment income	1.88% (c)	1.49% (c)
Supplemental data
Portfolio turnover	84%	24%
Net assets, end of period (in thousands)	$6,816	$6,557

Notes to Financial Highlights
(a)	The Fund commenced operations on October 24, 2017. Per share data and total return reflect activity from that date.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2018	13

Notes to Financial Statements
September 30, 2018 (Unaudited)
Note 1. Organization
Columbia Solutions Aggressive Portfolio (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is sold only to the Columbia Adaptive Retirement Funds and certain collective investment trusts.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
14	Columbia Solutions Aggressive Portfolio | Semiannual Report 2018

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded
Columbia Solutions Aggressive Portfolio | Semiannual Report 2018	15

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, to recover an underweight country exposure in its portfolio and to generate total return through long and short positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are
16	Columbia Solutions Aggressive Portfolio | Semiannual Report 2018

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the
Columbia Solutions Aggressive Portfolio | Semiannual Report 2018	17

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at September 30, 2018:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	967*
Equity risk	Net assets — unrealized appreciation on futures contracts	14,754*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	22,711
Interest rate risk	Net assets — unrealized appreciation on futures contracts	5,824*
Total		44,256

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	18*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	10,155
Interest rate risk	Net assets — unrealized depreciation on futures contracts	22,606*
Total		32,779

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
18	Columbia Solutions Aggressive Portfolio | Semiannual Report 2018

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended September 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	22,934	22,934
Equity risk	—	(75,142)	—	(75,142)
Foreign exchange risk	225,545	—	—	225,545
Interest rate risk	—	19,982	—	19,982
Total	225,545	(55,160)	22,934	193,319

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	1,374	1,374
Equity risk	—	272,227	—	272,227
Foreign exchange risk	(943)	—	—	(943)
Interest rate risk	—	(35,520)	—	(35,520)
Total	(943)	236,707	1,374	237,138
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended September 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	8,854,018
Futures contracts — short	155,106
Credit default swap contracts — sell protection	802,000

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	46,935	(6,358)

*	Based on the ending quarterly outstanding amounts for the six months ended September 30, 2018.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of September 30, 2018:
	HSBC ($)	Morgan Stanley ($) (a)	Morgan Stanley ($) (a)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-	-	28,795	28,795
Forward foreign currency exchange contracts	7,978	14,733	-	22,711
Total assets	7,978	14,733	28,795	51,506
Liabilities
Centrally cleared credit default swap contracts (b)	-	-	24,662	24,662
Forward foreign currency exchange contracts	1,721	8,434	-	10,155
Total liabilities	1,721	8,434	24,662	34,817
Total financial and derivative net assets	6,257	6,299	4,133	16,689
Total collateral received (pledged) (c)	-	-	-	-
Net amount (d)	6,257	6,299	4,133	16,689

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
20	Columbia Solutions Aggressive Portfolio | Semiannual Report 2018

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, subject to the policies set by the Board of Trustees, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Fund does not pay a management fee for the investment advisory or administrative services provided to the Fund, but it may pay taxes, brokerage commissions and nonadvisory expenses.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Other expenses
Other expenses include offering costs which were incurred prior to the shares of the Fund being offered. Offering costs include printing costs. The Fund amortizes offering costs over a period of 12 months from the commencement of operations.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, under which the Fund does not pay an annual fee to the Transfer Agent.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through July 31, 2021, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.01% of the Fund’s average daily net assets.
Under the agreement governing this fee waiver and/or expense reimbursement arrangement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
22	Columbia Solutions Aggressive Portfolio | Semiannual Report 2018

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
At September 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
5,678,000	45,000	(112,000)	(67,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,934,450 and $2,434,341, respectively, for the six months ended September 30, 2018, of which $1,085,331 and $1,316,417, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended September 30, 2018.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than
Columbia Solutions Aggressive Portfolio | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended September 30, 2018.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
24	Columbia Solutions Aggressive Portfolio | Semiannual Report 2018

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Shareholder concentration risk
At September 30, 2018, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2018	25

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
26	Columbia Solutions Aggressive Portfolio | Semiannual Report 2018

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Columbia Solutions Aggressive Portfolio
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR296_03_H01_(11/18)

SemiAnnual Report
September 30, 2018
Columbia Solutions Conservative Portfolio
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer-term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Solutions Conservative Portfolio   |  Semiannual Report 2018

Columbia Solutions Conservative Portfolio  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Solutions Conservative Portfolio (the Fund) pursues consistent total returns by seeking to allocate risks across multiple asset classes.
Portfolio management
Joshua Kutin, CFA
Co-Portfolio Manager
Managed Fund since October 2017
Alexander Wilkinson, CFA, CAIA
Co-Portfolio Manager
Managed Fund since October 2017
Average annual total returns (%) (for the period ended September 30, 2018)
	Inception	6 Months cumulative	Life
Columbia Solutions Conservative Portfolio	10/24/17	1.99	2.91
Bloomberg Barclays Global Aggregate Hedged USD Index		0.14	0.75
Blended Benchmark		1.85	2.81
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Bloomberg Barclays Global Aggregate Hedged USD Index is an unmanaged index that is comprised of several other Barclays indexes that measure fixed income performance of regions around the world while hedging the currency back to the US dollar.
The Blended Benchmark consists of 25% MSCI ACWI with Developed Markets 100% Hedged to USD Index and 75% Bloomberg Barclays Global Aggregate Hedged USD Index. The MSCI ACWI (Net) Hedged DM Currencies Index represents a close estimation of the performance that can be achieved by hedging the currency exposures of all developed market exposures of its parent index, the MSCI ACWI, to the USD, the “home” currency for the hedged index. The index is 100% hedged to the USD of developed market currencies by selling each foreign currency forward at the one-month Forward weight. The parent index is composed of large and mid-cap stocks across 23 Developed Markets (DM) countries and 24 Emerging Markets (EM) countries.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI Index (Net) Hedged to DM Currencies, which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index
2	Columbia Solutions Conservative Portfolio | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at September 30, 2018)
Foreign Government Obligations	15.1
Money Market Funds(a)	70.0
U.S. Treasury Obligations	14.9
Total	100.0

(a)	Includes investments in Money Market Funds (amounting to $5.3 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives which provide exposure to multiple markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments and Note 2 to the Notes to Financial Statements.
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Market exposure through derivatives investments (% of notional exposure) (at September 30, 2018)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	99.3	(5.8)	93.5
Equity Derivative Contracts	57.8	—	57.8
Foreign Currency Derivative Contracts	12.1	(63.4)	(51.3)
Total Notional Market Value of Derivative Contracts	169.2	(69.2)	100.0
(a) The Fund has market exposure (long and/or short) to fixed income, equity asset classes and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 to the Notes to Financial Statements.

Columbia Solutions Conservative Portfolio | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
April 1, 2018 — September 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Solutions Conservative Portfolio	1,000.00	1,000.00	1,019.90	1,025.02	0.05	0.05	0.01
Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Solutions Conservative Portfolio | Semiannual Report 2018

Portfolio of Investments
September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a),(b) 14.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 0.3%
Republic of Austria Government Bond(c)
03/15/2037	4.150%	EUR	13,000	22,653
Belgium 0.6%
Kingdom of Belgium Government Bond(c)
03/28/2041	4.250%	EUR	26,000	45,828
France 0.9%
French Republic Government Bond OAT(c)
05/25/2045	3.250%	EUR	24,000	38,154
05/25/2048	2.000%	EUR	26,000	32,599
Total				70,753
Italy 2.4%
Italy Buoni Poliennali Del Tesoro(c)
09/01/2028	4.750%	EUR	89,000	118,354
09/01/2046	3.250%	EUR	34,000	37,222
03/01/2047	2.700%	EUR	40,000	39,700
Total				195,276
Japan 3.2%
Japan Government 10-Year Bond
03/20/2028	0.100%	JPY	11,300,000	99,349
Japan Government 30-Year Bond
03/20/2048	0.800%	JPY	14,000,000	120,711
06/20/2048	0.700%	JPY	5,250,000	43,947
Total				264,007
Mexico 0.1%
Mexican Bonos
06/10/2021	6.500%	MXN	200,000	10,371
New Zealand 0.6%
New Zealand Government Bond(c)
04/14/2033	3.500%	NZD	67,000	48,143
Norway 0.9%
Norway Government Bond(c)
02/17/2027	1.750%	NOK	594,000	72,281
Foreign Government Obligations(a),(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
South Africa 1.4%
Republic of South Africa Government Bond
12/21/2026	10.500%	ZAR	1,500,000	115,214
Spain 2.3%
Spain Government Bond(c)
10/31/2024	2.750%	EUR	87,000	112,727
07/30/2040	4.900%	EUR	44,000	74,217
Total				186,944
United Kingdom 1.4%
United Kingdom Gilt(c)
06/07/2032	4.250%	GBP	65,000	110,801
Total Foreign Government Obligations (Cost $1,181,661)				1,142,271

U.S. Treasury Obligations 13.8%

U.S. Treasury
11/30/2024	2.125%		208,000	197,907
08/15/2027	2.250%		154,000	144,423
11/15/2027	2.250%		151,000	141,341
02/15/2028	2.750%		326,000	317,873
05/15/2028	2.875%		323,000	318,149
Total U.S. Treasury Obligations (Cost $1,146,415)				1,119,693

Money Market Funds 65.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(d),(e)	5,283,188	5,282,660
Total Money Market Funds (Cost $5,283,084)		5,282,660
Total Investments in Securities (Cost: $7,611,160)		7,544,624
Other Assets & Liabilities, Net		580,011
Net Assets		8,124,635
At September 30, 2018, securities and/or cash totaling $92,969 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Solutions Conservative Portfolio | Semiannual Report 2018	5

Portfolio of Investments  (continued)
September 30, 2018 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
34,557,000 JPY	309,387 USD	HSBC	10/26/2018	4,696	—
16,346,000 JPY	143,986 USD	HSBC	10/26/2018	—	(136)
201,000 MXN	10,593 USD	HSBC	10/26/2018	—	(102)
604,000 NOK	74,050 USD	HSBC	10/26/2018	—	(237)
74,000 NZD	48,693 USD	HSBC	10/26/2018	—	(364)
169,000 SEK	19,016 USD	HSBC	10/26/2018	—	(39)
12,000 SGD	8,773 USD	HSBC	10/26/2018	—	(10)
11,833 USD	1,342,000 JPY	HSBC	10/26/2018	—	(1)
225 USD	2,000 SEK	HSBC	10/26/2018	1	—
68,000 AUD	49,071 USD	Morgan Stanley	10/26/2018	—	(91)
8,000 CHF	8,344 USD	Morgan Stanley	10/26/2018	174	—
48,000 CHF	48,991 USD	Morgan Stanley	10/26/2018	—	(27)
11,000 DKK	1,729 USD	Morgan Stanley	10/26/2018	13	—
64,000 DKK	9,979 USD	Morgan Stanley	10/26/2018	—	(7)
849,000 EUR	995,249 USD	Morgan Stanley	10/26/2018	7,610	—
164,000 EUR	190,676 USD	Morgan Stanley	10/26/2018	—	(105)
79,000 GBP	104,041 USD	Morgan Stanley	10/26/2018	959	—
103,000 GBP	134,386 USD	Morgan Stanley	10/26/2018	—	(11)
419,850 USD	361,000 EUR	Morgan Stanley	10/26/2018	100	—
1,682,000 ZAR	112,303 USD	Morgan Stanley	10/26/2018	—	(6,250)
Total				13,553	(7,380)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini JGB	2	12/2018	JPY	30,128,994	—	(110)
Australian 10-Year Bond	1	12/2018	AUD	128,853	—	(1,034)
Euro-Bund	1	12/2018	EUR	159,355	—	(1,132)
Long Gilt	1	12/2018	GBP	123,173	—	(2,138)
MSCI EAFE Index	7	12/2018	USD	691,425	999	—
MSCI Emerging Markets Index	4	12/2018	USD	209,940	1,456	—
S&P 500 E-mini	8	12/2018	USD	1,167,600	1,893	—
U.S. Treasury 10-Year Note	13	12/2018	USD	1,553,280	—	(18,816)
U.S. Treasury 5-Year Note	2	12/2018	USD	225,615	—	(1,691)
U.S. Treasury Ultra 10-Year Note	2	12/2018	USD	255,032	—	(4,129)
Total					4,348	(29,050)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond	(2)	12/2018	CAD	(266,252)	2,819	—

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 31	Morgan Stanley	12/20/2023	5.000	Quarterly	3.321	USD	516,000	1,022	—	—	1,022	—
Markit CDX North America Investment Grade Index, Series 31	Morgan Stanley	12/20/2023	1.000	Quarterly	0.597	USD	303,000	114	—	—	114	—
Total								1,136	—	—	1,136	—
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Solutions Conservative Portfolio | Semiannual Report 2018

Portfolio of Investments  (continued)
September 30, 2018 (Unaudited)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by the government.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2018, the total value of these securities amounted to $752,679, which represents 9.26% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	5,553,757	3,039,826	(3,310,395)	5,283,188	(78)	87	54,963	5,282,660
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Solutions Conservative Portfolio | Semiannual Report 2018	7

Portfolio of Investments  (continued)
September 30, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Foreign Government Obligations	—	1,142,271	—	—	1,142,271
U.S. Treasury Obligations	1,119,693	—	—	—	1,119,693
Money Market Funds	—	—	—	5,282,660	5,282,660
Total Investments in Securities	1,119,693	1,142,271	—	5,282,660	7,544,624
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	13,553	—	—	13,553
Futures Contracts	7,167	—	—	—	7,167
Swap Contracts	—	1,136	—	—	1,136
Liability
Forward Foreign Currency Exchange Contracts	—	(7,380)	—	—	(7,380)
Futures Contracts	(29,050)	—	—	—	(29,050)
Total	1,097,810	1,149,580	—	5,282,660	7,530,050
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Solutions Conservative Portfolio | Semiannual Report 2018

Statement of Assets and Liabilities
September 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,328,076)	$2,261,964
Affiliated issuers (cost $5,283,084)	5,282,660
Foreign currency (cost $4,859)	4,809
Margin deposits on:
Futures contracts	66,505
Swap contracts	26,464
Unrealized appreciation on forward foreign currency exchange contracts	13,553
Receivable for:
Investments sold	512,048
Capital shares sold	12,747
Dividends	8,381
Interest	17,638
Foreign tax reclaims	1,094
Variation margin for futures contracts	1,861
Variation margin for swap contracts	34,227
Expense reimbursement due from Investment Manager	332
Prepaid expenses	47
Trustees’ deferred compensation plan	5,528
Total assets	8,249,858
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	7,380
Payable for:
Investments purchased	44,571
Capital shares purchased	1,181
Variation margin for futures contracts	1,915
Variation margin for swap contracts	28,900
Compensation of board members	741
Compensation of chief compliance officer	1
Audit fees	26,366
Custodian fees	7,310
Other expenses	1,330
Trustees’ deferred compensation plan	5,528
Total liabilities	125,223
Net assets applicable to outstanding capital stock	$8,124,635
Represented by
Paid in capital	7,933,269
Undistributed net investment income	49,883
Accumulated net realized gain	223,057
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(66,112)
Investments - affiliated issuers	(424)
Foreign currency translations	(464)
Forward foreign currency exchange contracts	6,173
Futures contracts	(21,883)
Swap contracts	1,136
Total - representing net assets applicable to outstanding capital stock	$8,124,635
Shares outstanding	792,712
Net asset value per share	10.25
The accompanying Notes to Portfolio of Investments are an integral part of this statement.
Columbia Solutions Conservative Portfolio | Semiannual Report 2018	9

Statement of Operations
Six Months Ended September 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$54,963
Interest	22,141
Foreign taxes withheld	(337)
Total income	76,767
Expenses:
Compensation of board members	7,027
Custodian fees	22,769
Printing and postage fees	1,132
Audit fees	22,842
Legal fees	101
Compensation of chief compliance officer	2
Other	2,762
Total expenses	56,635
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(56,232)
Total net expenses	403
Net investment income	76,364
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(52,165)
Investments — affiliated issuers	(78)
Foreign currency translations	(1,253)
Forward foreign currency exchange contracts	120,537
Futures contracts	14,952
Swap contracts	27,670
Net realized gain	109,663
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(63,821)
Investments — affiliated issuers	87
Foreign currency translations	(1,164)
Forward foreign currency exchange contracts	(1,382)
Futures contracts	38,658
Swap contracts	1,636
Net change in unrealized appreciation (depreciation)	(25,986)
Net realized and unrealized gain	83,677
Net increase in net assets resulting from operations	$160,041
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Solutions Conservative Portfolio | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018 (a)
Operations
Net investment income	$76,364	$48,543
Net realized gain	109,663	70,445
Net change in unrealized appreciation (depreciation)	(25,986)	(55,588)
Net increase in net assets resulting from operations	160,041	63,400
Distributions to shareholders
Net investment income	—	(21,515)
Net realized gains	—	(10,560)
Total distributions to shareholders	—	(32,075)
Increase in net assets from capital stock activity	26,480	7,896,789
Total increase in net assets	186,521	7,928,114
Net assets at beginning of period	7,938,114	10,000
Net assets at end of period	$8,124,635	$7,938,114
Undistributed (excess of distributions over) net investment income	$49,883	$(26,481)

	Six Months Ended		Year Ended
	September 30, 2018 (Unaudited)		March 31, 2018 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Subscriptions	402,037	4,037,553	792,438	7,929,455
Distributions reinvested	—	—	3,175	32,035
Redemptions	(399,496)	(4,011,073)	(6,442)	(64,701)
Total net increase	2,541	26,480	789,171	7,896,789

(a)	Based on operations from October 24, 2017 (fund commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Solutions Conservative Portfolio | Semiannual Report 2018	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018 (a)
Per share data
Net asset value, beginning of period	$10.05	$10.00
Income from investment operations:
Net investment income	0.10	0.06
Net realized and unrealized gain	0.10	0.03
Total from investment operations	0.20	0.09
Less distributions to shareholders from:
Net investment income	—	(0.03)
Net realized gains	—	(0.01)
Total distributions to shareholders	—	(0.04)
Net asset value, end of period	$10.25	$10.05
Total return	1.99%	0.90%
Ratios to average net assets
Total gross expenses(b)	1.41% (c)	0.95% (c)
Total net expenses(b),(d)	0.01% (c)	0.01% (c)
Net investment income	1.90% (c)	1.45% (c)
Supplemental data
Portfolio turnover	85%	30%
Net assets, end of period (in thousands)	$8,125	$7,938

Notes to Financial Highlights
(a)	The Fund commenced operations on October 24, 2017. Per share data and total return reflect activity from that date.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Solutions Conservative Portfolio | Semiannual Report 2018

Notes to Financial Statements
September 30, 2018 (Unaudited)
Note 1. Organization
Columbia Solutions Conservative Portfolio (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is sold only to the Columbia Adaptive Retirement Funds and certain collective investment trusts.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Columbia Solutions Conservative Portfolio | Semiannual Report 2018	13

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded
14	Columbia Solutions Conservative Portfolio | Semiannual Report 2018

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, to recover an underweight country exposure in its portfolio and to generate total return through long and short positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are
Columbia Solutions Conservative Portfolio | Semiannual Report 2018	15

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the
16	Columbia Solutions Conservative Portfolio | Semiannual Report 2018

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at September 30, 2018:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	1,136*
Equity risk	Net assets — unrealized appreciation on futures contracts	4,348*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	13,553
Interest rate risk	Net assets — unrealized appreciation on futures contracts	2,819*
Total		21,856

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	7,380
Interest rate risk	Net assets — unrealized depreciation on futures contracts	29,050*
Total		36,430

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Columbia Solutions Conservative Portfolio | Semiannual Report 2018	17

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended September 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	27,670	27,670
Equity risk	—	(11,589)	—	(11,589)
Foreign exchange risk	120,537	—	—	120,537
Interest rate risk	—	26,541	—	26,541
Total	120,537	14,952	27,670	163,159

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	1,636	1,636
Equity risk	—	84,782	—	84,782
Foreign exchange risk	(1,382)	—	—	(1,382)
Interest rate risk	—	(46,124)	—	(46,124)
Total	(1,382)	38,658	1,636	38,912
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended September 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	4,679,664
Futures contracts — short	155,106
Credit default swap contracts — sell protection	968,000

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	25,711	(4,549)

*	Based on the ending quarterly outstanding amounts for the six months ended September 30, 2018.
18	Columbia Solutions Conservative Portfolio | Semiannual Report 2018

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of September 30, 2018:
	HSBC ($)	Morgan Stanley ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (a)	-	34,227	34,227
Forward foreign currency exchange contracts	4,697	8,856	13,553
Total assets	4,697	43,083	47,780
Liabilities
Centrally cleared credit default swap contracts (a)	-	28,900	28,900
Forward foreign currency exchange contracts	889	6,491	7,380
Total liabilities	889	35,391	36,280
Total financial and derivative net assets	3,808	7,692	11,500
Total collateral received (pledged) (b)	-	-	-
Net amount (c)	3,808	7,692	11,500

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Columbia Solutions Conservative Portfolio | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, subject to the policies set by the Board of Trustees, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Fund does not pay a management fee for the investment advisory or administrative services provided to the Fund, but it may pay taxes, brokerage commissions and nonadvisory expenses.
Other expenses
Other expenses include offering costs which were incurred prior to the shares of the Fund being offered. Offering costs include printing costs. The Fund amortizes offering costs over a period of 12 months from the commencement of operations.
20	Columbia Solutions Conservative Portfolio | Semiannual Report 2018

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, under which the Fund does not pay an annual fee to the Transfer Agent.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through July 31, 2021, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.01% of the Fund’s average daily net assets.
Under the agreement governing this fee waiver and/or expense reimbursement arrangement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At September 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
7,611,000	23,000	(104,000)	(81,000)
Columbia Solutions Conservative Portfolio | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,123,470 and $1,921,877, respectively, for the six months ended September 30, 2018, of which $842,444 and $1,122,578, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended September 30, 2018.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended September 30, 2018.
22	Columbia Solutions Conservative Portfolio | Semiannual Report 2018

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At September 30, 2018, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Columbia Solutions Conservative Portfolio | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
24	Columbia Solutions Conservative Portfolio | Semiannual Report 2018

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Solutions Conservative Portfolio | Semiannual Report 2018	25

Columbia Solutions Conservative Portfolio
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR296_03_H01_(11/18)

SemiAnnual Report
September 30, 2018
Columbia Adaptive Retirement Funds
Columbia Adaptive Retirement 2020 Fund
Columbia Adaptive Retirement 2025 Fund
Columbia Adaptive Retirement 2030 Fund
Columbia Adaptive Retirement 2035 Fund
Columbia Adaptive Retirement 2040 Fund
Columbia Adaptive Retirement 2045 Fund
Columbia Adaptive Retirement 2050 Fund
Columbia Adaptive Retirement 2055 Fund
Columbia Adaptive Retirement 2060 Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer-term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Adaptive Retirement Funds   |  Semiannual Report 2018

Columbia Adaptive Retirement Funds  |  Semiannual Report 2018

Fund at a Glance
Columbia Adaptive Retirement 2020 Fund (Unaudited)
Investment objective
Columbia Adaptive Retirement 2020 Fund (the Fund) seeks capital appreciation and current income.
Portfolio management
Joshua Kutin, CFA
Lead Portfolio Manager
Managed Fund since October 2017
Alexander Wilkinson, CFA, CAIA
Portfolio Manager
Managed Fund since October 2017
Average annual total returns (%) (for the period ended September 30, 2018)
	Inception	6 Months cumulative	Life
Advisor Class	10/24/17	2.09	2.82
Institutional 3 Class	10/24/17	2.09	2.82
Dow Jones Target 2020 Index		0.36	2.38
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Dow Jones Target 2020 Index is designed to measure total portfolios of stocks, bonds, and cash that automatically adjust over time to reduce potential risk as an investor’s target maturity date approaches.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio breakdown (%) (at September 30, 2018)
Alternative Strategies Funds	3.7
Exchange-Traded Funds	11.1
Money Market Funds	11.2
Multi-Asset/Tactical Strategies Funds	74.0
Total	100.0
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
2	Columbia Adaptive Retirement Funds | Semiannual Report 2018

Fund at a Glance
Columbia Adaptive Retirement 2025 Fund (Unaudited)
Investment objective
Columbia Adaptive Retirement 2025 Fund (the Fund) seeks capital appreciation and current income.
Portfolio management
Joshua Kutin, CFA
Lead Portfolio Manager
Managed Fund since April 2018
Alexander Wilkinson, CFA, CAIA
Portfolio Manager
Managed Fund since April 2018
Portfolio breakdown (%) (at September 30, 2018)
Alternative Strategies Funds	3.7
Exchange-Traded Funds	11.0
Money Market Funds	11.5
Multi-Asset/Tactical Strategies Funds	73.8
Total	100.0
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Columbia Adaptive Retirement Funds | Semiannual Report 2018	3

Fund at a Glance
Columbia Adaptive Retirement 2030 Fund (Unaudited)
Investment objective
Columbia Adaptive Retirement 2030 Fund (the Fund) seeks capital appreciation and current income.
Portfolio management
Joshua Kutin, CFA
Lead Portfolio Manager
Managed Fund since October 2017
Alexander Wilkinson, CFA, CAIA
Portfolio Manager
Managed Fund since October 2017
Average annual total returns (%) (for the period ended September 30, 2018)
	Inception	6 Months cumulative	Life
Advisor Class	10/24/17	3.08	3.97
Institutional 3 Class	10/24/17	3.18	4.08
Dow Jones Target 2030 Index		2.24	5.15
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Dow Jones Target 2030 Index is designed to measure total portfolios of stocks, bonds, and cash that automatically adjust over time to reduce potential risk as an investor’s target maturity date approaches.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio breakdown (%) (at September 30, 2018)
Alternative Strategies Funds	3.7
Exchange-Traded Funds	11.0
Money Market Funds	11.7
Multi-Asset/Tactical Strategies Funds	73.6
Total	100.0
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Columbia Adaptive Retirement Funds | Semiannual Report 2018

Fund at a Glance
Columbia Adaptive Retirement 2035 Fund (Unaudited)
Investment objective
Columbia Adaptive Retirement 2035 Fund (the Fund) seeks capital appreciation and current income.
Portfolio management
Joshua Kutin, CFA
Lead Portfolio Manager
Managed Fund since April 2018
Alexander Wilkinson, CFA, CAIA
Portfolio Manager
Managed Fund since April 2018
Portfolio breakdown (%) (at September 30, 2018)
Alternative Strategies Funds	3.6
Exchange-Traded Funds	10.9
Money Market Funds	12.5
Multi-Asset/Tactical Strategies Funds	73.0
Total	100.0
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Columbia Adaptive Retirement Funds | Semiannual Report 2018	5

Fund at a Glance
Columbia Adaptive Retirement 2040 Fund (Unaudited)
Investment objective
Columbia Adaptive Retirement 2040 Fund (the Fund) seeks capital appreciation and current income.
Portfolio management
Joshua Kutin, CFA
Lead Portfolio Manager
Managed Fund since October 2017
Alexander Wilkinson, CFA, CAIA
Portfolio Manager
Managed Fund since October 2017
Average annual total returns (%) (for the period ended September 30, 2018)
	Inception	6 Months cumulative	Life
Advisor Class	10/24/17	3.78	4.78
Institutional 3 Class	10/24/17	3.78	4.78
Dow Jones Target 2040 Index		3.99	7.60
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Dow Jones Target 2040 Index is designed to measure total portfolios of stocks, bonds, and cash that automatically adjust over time to reduce potential risk as an investor’s target maturity date approaches.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio breakdown (%) (at September 30, 2018)
Alternative Strategies Funds	3.7
Exchange-Traded Funds	11.0
Money Market Funds	11.8
Multi-Asset/Tactical Strategies Funds	73.5
Total	100.0
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
6	Columbia Adaptive Retirement Funds | Semiannual Report 2018

Fund at a Glance
Columbia Adaptive Retirement 2045 Fund (Unaudited)
Investment objective
Columbia Adaptive Retirement 2045 Fund (the Fund) seeks capital appreciation and current income.
Portfolio management
Joshua Kutin, CFA
Lead Portfolio Manager
Managed Fund since April 2018
Alexander Wilkinson, CFA, CAIA
Portfolio Manager
Managed Fund since April 2018
Portfolio breakdown (%) (at September 30, 2018)
Alternative Strategies Funds	3.6
Exchange-Traded Funds	10.9
Money Market Funds	12.5
Multi-Asset/Tactical Strategies Funds	73.0
Total	100.0
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Columbia Adaptive Retirement Funds | Semiannual Report 2018	7

Fund at a Glance
Columbia Adaptive Retirement 2050 Fund (Unaudited)
Investment objective
Columbia Adaptive Retirement 2050 Fund (the Fund) seeks capital appreciation and current income.
Portfolio management
Joshua Kutin, CFA
Lead Portfolio Manager
Managed Fund since October 2017
Alexander Wilkinson, CFA, CAIA
Portfolio Manager
Managed Fund since October 2017
Average annual total returns (%) (for the period ended September 30, 2018)
	Inception	6 Months cumulative	Life
Advisor Class	10/24/17	4.27	5.40
Institutional 3 Class	10/24/17	4.27	5.40
Dow Jones Target 2050 Index		4.89	8.83
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Dow Jones Target 2050 Index is designed to measure total portfolios of stocks, bonds, and cash that automatically adjust over time to reduce potential risk as an investor’s target maturity date approaches.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio breakdown (%) (at September 30, 2018)
Alternative Strategies Funds	3.7
Exchange-Traded Funds	11.0
Money Market Funds	11.8
Multi-Asset/Tactical Strategies Funds	73.5
Total	100.0
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
8	Columbia Adaptive Retirement Funds | Semiannual Report 2018

Fund at a Glance
Columbia Adaptive Retirement 2055 Fund (Unaudited)
Investment objective
Columbia Adaptive Retirement 2055 Fund (the Fund) seeks capital appreciation and current income.
Portfolio management
Joshua Kutin, CFA
Lead Portfolio Manager
Managed Fund since April 2018
Alexander Wilkinson, CFA, CAIA
Portfolio Manager
Managed Fund since April 2018
Portfolio breakdown (%) (at September 30, 2018)
Alternative Strategies Funds	3.6
Exchange-Traded Funds	10.9
Money Market Funds	12.5
Multi-Asset/Tactical Strategies Funds	73.0
Total	100.0
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Columbia Adaptive Retirement Funds | Semiannual Report 2018	9

Fund at a Glance
Columbia Adaptive Retirement 2060 Fund (Unaudited)
Investment objective
Columbia Adaptive Retirement 2060 Fund (the Fund) seeks capital appreciation and current income.
Portfolio management
Joshua Kutin, CFA
Lead Portfolio Manager
Managed Fund since October 2017
Alexander Wilkinson, CFA, CAIA
Portfolio Manager
Managed Fund since October 2017
Average annual total returns (%) (for the period ended September 30, 2018)
	Inception	6 Months cumulative	Life
Advisor Class	10/24/17	4.17	5.33
Institutional 3 Class	10/24/17	4.17	5.33
Dow Jones Target 2060 Index		4.93	8.88
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Dow Jones Target 2060 Index is designed to measure total portfolios of stocks, bonds, and cash that automatically adjust over time to reduce potential risk as an investor’s target maturity date approaches.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio breakdown (%) (at September 30, 2018)
Alternative Strategies Funds	3.7
Exchange-Traded Funds	11.0
Money Market Funds	11.8
Multi-Asset/Tactical Strategies Funds	73.5
Total	100.0
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
10	Columbia Adaptive Retirement Funds | Semiannual Report 2018

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the “Effective expenses paid during the period” column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
April 1, 2018 — September 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Columbia Adaptive Retirement 2020 Fund
Advisor Class	1,000.00	1,000.00	1,020.90	1,022.96	2.13	2.13	0.42	2.43	2.43	0.48
Institutional 3 Class	1,000.00	1,000.00	1,020.90	1,022.96	2.13	2.13	0.42	2.43	2.43	0.48
Columbia Adaptive Retirement 2025 Fund
Advisor Class	1,000.00	1,000.00	1,025.00 (a)	1,022.91	2.11 (a)	2.18	0.43 (a)	2.41 (a)	2.48	0.49 (a)
Institutional 3 Class	1,000.00	1,000.00	1,025.00 (a)	1,022.91	2.11 (a)	2.18	0.43 (a)	2.41 (a)	2.48	0.49 (a)
Columbia Adaptive Retirement 2030 Fund
Advisor Class	1,000.00	1,000.00	1,030.80	1,022.81	2.29	2.28	0.45	2.60	2.59	0.51
Institutional 3 Class	1,000.00	1,000.00	1,031.80	1,022.91	2.19	2.18	0.43	2.50	2.48	0.49
Columbia Adaptive Retirement 2035 Fund
Advisor Class	1,000.00	1,000.00	1,034.00 (a)	1,022.91	2.12 (a)	2.18	0.43 (a)	2.42 (a)	2.48	0.49 (a)
Institutional 3 Class	1,000.00	1,000.00	1,034.00 (a)	1,022.91	2.12 (a)	2.18	0.43 (a)	2.42 (a)	2.48	0.49 (a)
Columbia Adaptive Retirement Funds | Semiannual Report 2018	11

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
April 1, 2018 — September 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Columbia Adaptive Retirement 2040 Fund
Advisor Class	1,000.00	1,000.00	1,037.80	1,022.86	2.25	2.23	0.44	2.55	2.54	0.50
Institutional 3 Class	1,000.00	1,000.00	1,037.80	1,022.91	2.20	2.18	0.43	2.50	2.48	0.49
Columbia Adaptive Retirement 2045 Fund
Advisor Class	1,000.00	1,000.00	1,042.00 (a)	1,022.91	2.13 (a)	2.18	0.43 (a)	2.43 (a)	2.48	0.49 (a)
Institutional 3 Class	1,000.00	1,000.00	1,042.00 (a)	1,022.91	2.13 (a)	2.18	0.43 (a)	2.43 (a)	2.48	0.49 (a)
Columbia Adaptive Retirement 2050 Fund
Advisor Class	1,000.00	1,000.00	1,042.70	1,022.91	2.20	2.18	0.43	2.51	2.48	0.49
Institutional 3 Class	1,000.00	1,000.00	1,042.70	1,022.91	2.20	2.18	0.43	2.51	2.48	0.49
Columbia Adaptive Retirement 2055 Fund
Advisor Class	1,000.00	1,000.00	1,044.00 (a)	1,022.91	2.13 (a)	2.18	0.43 (a)	2.43 (a)	2.48	0.49 (a)
Institutional 3 Class	1,000.00	1,000.00	1,044.00 (a)	1,022.91	2.13 (a)	2.18	0.43 (a)	2.43 (a)	2.48	0.49 (a)
Columbia Adaptive Retirement 2060 Fund
Advisor Class	1,000.00	1,000.00	1,041.70	1,022.91	2.20	2.18	0.43	2.51	2.48	0.49
Institutional 3 Class	1,000.00	1,000.00	1,041.70	1,022.91	2.20	2.18	0.43	2.51	2.48	0.49
(a)	Based on operations from April 4, 2018 (commencement of operations) through the stated period end.
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses for each fund, account value at the end of the period would have been reduced.
12	Columbia Adaptive Retirement Funds | Semiannual Report 2018

Portfolio of Investments
Columbia Adaptive Retirement 2020 Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	55,436	307,115
Total Alternative Strategies Funds (Cost $307,115)		307,115

Exchange-Traded Funds 11.9%

iShares JPMorgan USD Emerging Markets Bond ETF	1,401	151,042
iShares TIPS Bond ETF	2,735	302,545
iShares U.S. Real Estate ETF	3,886	310,958
Vanguard Mortgage-Backed Securities ETF	2,980	151,980
Total Exchange-Traded Funds (Cost $935,042)		916,525

Multi-Asset/Tactical Strategies Funds 80.0%

Columbia Solutions Aggressive Portfolio(a)	101,336	1,075,174
Columbia Solutions Conservative Portfolio(a)	494,254	5,066,106
Total Multi-Asset/Tactical Strategies Funds (Cost $5,965,355)		6,141,280

Money Market Funds 12.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(a),(b)	929,414	929,321
Total Money Market Funds (Cost $929,345)		929,321
Total Investments in Securities (Cost: $8,136,857)		8,294,241
Other Assets & Liabilities, Net		(614,592)
Net Assets		7,679,649
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	35,035	98,504	(78,103)	55,436	—	(8,669)	(3,860)	—	307,115
Columbia Short-Term Cash Fund, 2.112%
	214,131	1,348,779	(633,496)	929,414	—	(7)	(3)	4,599	929,321
Columbia Solutions Aggressive Portfolio
	68,473	37,513	(4,650)	101,336	—	1,205	55,572	—	1,075,174
Columbia Solutions Conservative Portfolio
	329,657	165,455	(858)	494,254	—	(9)	100,303	—	5,066,106
Total					—	(7,480)	152,012	4,599	7,377,716

(b)	The rate shown is the seven-day current annualized yield at September 30, 2018.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2018	13

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2020 Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	307,115	—	—	—	307,115
Exchange-Traded Funds	916,525	—	—	—	916,525
Multi-Asset/Tactical Strategies Funds	—	—	—	6,141,280	6,141,280
Money Market Funds	—	—	—	929,321	929,321
Total Investments in Securities	1,223,640	—	—	7,070,601	8,294,241
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Adaptive Retirement Funds | Semiannual Report 2018

Portfolio of Investments
Columbia Adaptive Retirement 2025 Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	25,818	143,030
Total Alternative Strategies Funds (Cost $143,030)		143,030

Exchange-Traded Funds 11.9%

iShares JPMorgan USD Emerging Markets Bond ETF	650	70,077
iShares TIPS Bond ETF	1,268	140,266
iShares U.S. Real Estate ETF	1,810	144,836
Vanguard Mortgage-Backed Securities ETF	1,382	70,482
Total Exchange-Traded Funds (Cost $431,890)		425,661

Multi-Asset/Tactical Strategies Funds 79.7%

Columbia Solutions Aggressive Portfolio(a)	80,391	852,944
Columbia Solutions Conservative Portfolio(a)	195,791	2,006,859
Total Multi-Asset/Tactical Strategies Funds (Cost $2,773,992)		2,859,803

Money Market Funds 12.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(a),(b)	445,971	445,927
Total Money Market Funds (Cost $445,938)		445,927
Total Investments in Securities (Cost: $3,794,850)		3,874,421
Other Assets & Liabilities, Net		(285,410)
Net Assets		3,589,011
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	—	62,272	(36,454)	25,818	—	(5,101)	—	—	143,030
Columbia Short-Term Cash Fund, 2.112%
	—	1,041,436	(595,465)	445,971	—	10	(11)	2,136	445,927
Columbia Solutions Aggressive Portfolio
	—	83,901	(3,510)	80,391	—	860	45,018	—	852,944
Columbia Solutions Conservative Portfolio
	—	197,662	(1,871)	195,791	—	16	40,793	—	2,006,859
Total					—	(4,215)	85,800	2,136	3,448,760

(b)	The rate shown is the seven-day current annualized yield at September 30, 2018.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2018	15

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2025 Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	143,030	—	—	—	143,030
Exchange-Traded Funds	425,661	—	—	—	425,661
Multi-Asset/Tactical Strategies Funds	—	—	—	2,859,803	2,859,803
Money Market Funds	—	—	—	445,927	445,927
Total Investments in Securities	568,691	—	—	3,305,730	3,874,421
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Adaptive Retirement Funds | Semiannual Report 2018

Portfolio of Investments
Columbia Adaptive Retirement 2030 Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	8,495	47,061
Total Alternative Strategies Funds (Cost $47,061)		47,061

Exchange-Traded Funds 11.9%

iShares JPMorgan USD Emerging Markets Bond ETF	215	23,179
iShares TIPS Bond ETF	419	46,350
iShares U.S. Real Estate ETF	595	47,612
Vanguard Mortgage-Backed Securities ETF	457	23,307
Total Exchange-Traded Funds (Cost $143,634)		140,448

Multi-Asset/Tactical Strategies Funds 79.6%

Columbia Solutions Aggressive Portfolio(a)	40,220	426,738
Columbia Solutions Conservative Portfolio(a)	50,161	514,146
Total Multi-Asset/Tactical Strategies Funds (Cost $904,163)		940,884

Money Market Funds 12.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(a),(b)	150,248	150,233
Total Money Market Funds (Cost $150,235)		150,233
Total Investments in Securities (Cost: $1,245,093)		1,278,626
Other Assets & Liabilities, Net		(96,825)
Net Assets		1,181,801
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	71,124	12,846	(75,475)	8,495	—	3,190	(7,836)	—	47,061
Columbia Short-Term Cash Fund, 2.112%
	419,440	216,178	(485,370)	150,248	—	(29)	30	867	150,233
Columbia Solutions Aggressive Portfolio
	359,923	688	(320,391)	40,220	—	15,258	299	—	426,738
Columbia Solutions Conservative Portfolio
	443,047	2,551	(395,437)	50,161	—	12,449	(6,546)	—	514,146
Total					—	30,868	(14,053)	867	1,138,178

(b)	The rate shown is the seven-day current annualized yield at September 30, 2018.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2018	17

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2030 Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	47,061	—	—	—	47,061
Exchange-Traded Funds	140,448	—	—	—	140,448
Multi-Asset/Tactical Strategies Funds	—	—	—	940,884	940,884
Money Market Funds	—	—	—	150,233	150,233
Total Investments in Securities	187,509	—	—	1,091,117	1,278,626
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Adaptive Retirement Funds | Semiannual Report 2018

Portfolio of Investments
Columbia Adaptive Retirement 2035 Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	7,353	40,738
Total Alternative Strategies Funds (Cost $40,738)		40,738

Exchange-Traded Funds 11.8%

iShares JPMorgan USD Emerging Markets Bond ETF	183	19,729
iShares TIPS Bond ETF	368	40,708
iShares U.S. Real Estate ETF	515	41,211
Vanguard Mortgage-Backed Securities ETF	390	19,890
Total Exchange-Traded Funds (Cost $123,291)		121,538

Multi-Asset/Tactical Strategies Funds 78.8%

Columbia Solutions Aggressive Portfolio(a)	48,135	510,714
Columbia Solutions Conservative Portfolio(a)	29,616	303,562
Total Multi-Asset/Tactical Strategies Funds (Cost $781,523)		814,276

Money Market Funds 13.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(a),(b)	139,649	139,635
Total Money Market Funds (Cost $139,638)		139,635
Total Investments in Securities (Cost: $1,085,190)		1,116,187
Other Assets & Liabilities, Net		(82,466)
Net Assets		1,033,721
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	—	17,711	(10,358)	7,353	—	(1,400)	—	—	40,738
Columbia Short-Term Cash Fund, 2.112%
	—	346,608	(206,959)	139,649	—	5	(3)	629	139,635
Columbia Solutions Aggressive Portfolio
	—	50,909	(2,774)	48,135	—	359	26,698	—	510,714
Columbia Solutions Conservative Portfolio
	—	30,605	(989)	29,616	—	10	6,055	—	303,562
Total					—	(1,026)	32,750	629	994,649

(b)	The rate shown is the seven-day current annualized yield at September 30, 2018.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2018	19

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2035 Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	40,738	—	—	—	40,738
Exchange-Traded Funds	121,538	—	—	—	121,538
Multi-Asset/Tactical Strategies Funds	—	—	—	814,276	814,276
Money Market Funds	—	—	—	139,635	139,635
Total Investments in Securities	162,276	—	—	953,911	1,116,187
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Adaptive Retirement Funds | Semiannual Report 2018

Portfolio of Investments
Columbia Adaptive Retirement 2040 Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	7,706	42,694
Total Alternative Strategies Funds (Cost $42,694)		42,694

Exchange-Traded Funds 11.9%

iShares JPMorgan USD Emerging Markets Bond ETF	195	21,023
iShares TIPS Bond ETF	380	42,036
iShares U.S. Real Estate ETF	540	43,211
Vanguard Mortgage-Backed Securities ETF	414	21,114
Total Exchange-Traded Funds (Cost $130,346)		127,384

Multi-Asset/Tactical Strategies Funds 79.5%

Columbia Solutions Aggressive Portfolio(a)	64,158	680,715
Columbia Solutions Conservative Portfolio(a)	16,814	172,342
Total Multi-Asset/Tactical Strategies Funds (Cost $810,300)		853,057

Money Market Funds 12.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(a),(b)	137,008	136,994
Total Money Market Funds (Cost $136,995)		136,994
Total Investments in Securities (Cost: $1,120,335)		1,160,129
Other Assets & Liabilities, Net		(87,660)
Net Assets		1,072,469
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	6,939	11,451	(10,684)	7,706	—	(1,037)	(765)	—	42,694
Columbia Short-Term Cash Fund, 2.112%
	44,129	204,741	(111,862)	137,008	—	(3)	3	676	136,994
Columbia Solutions Aggressive Portfolio
	63,588	2,779	(2,209)	64,158	—	139	34,661	—	680,715
Columbia Solutions Conservative Portfolio
	16,467	524	(177)	16,814	—	(20)	3,311	—	172,342
Total					—	(921)	37,210	676	1,032,745

(b)	The rate shown is the seven-day current annualized yield at September 30, 2018.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2018	21

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2040 Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	42,694	—	—	—	42,694
Exchange-Traded Funds	127,384	—	—	—	127,384
Multi-Asset/Tactical Strategies Funds	—	—	—	853,057	853,057
Money Market Funds	—	—	—	136,994	136,994
Total Investments in Securities	170,078	—	—	990,051	1,160,129
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Adaptive Retirement Funds | Semiannual Report 2018

Portfolio of Investments
Columbia Adaptive Retirement 2045 Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	7,416	41,083
Total Alternative Strategies Funds (Cost $41,083)		41,083

Exchange-Traded Funds 11.8%

iShares JPMorgan USD Emerging Markets Bond ETF	185	19,945
iShares TIPS Bond ETF	371	41,040
iShares U.S. Real Estate ETF	520	41,611
Vanguard Mortgage-Backed Securities ETF	393	20,043
Total Exchange-Traded Funds (Cost $124,397)		122,639

Multi-Asset/Tactical Strategies Funds 78.8%

Columbia Solutions Aggressive Portfolio(a)	72,471	768,913
Columbia Solutions Conservative Portfolio(a)	5,076	52,028
Total Multi-Asset/Tactical Strategies Funds (Cost $779,811)		820,941

Money Market Funds 13.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(a),(b)	140,536	140,522
Total Money Market Funds (Cost $140,525)		140,522
Total Investments in Securities (Cost: $1,085,816)		1,125,185
Other Assets & Liabilities, Net		(83,075)
Net Assets		1,042,110
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	—	17,798	(10,382)	7,416	—	(1,411)	—	—	41,083
Columbia Short-Term Cash Fund, 2.112%
	—	347,415	(206,879)	140,536	—	5	(3)	633	140,522
Columbia Solutions Aggressive Portfolio
	—	75,965	(3,494)	72,471	—	384	40,097	—	768,913
Columbia Solutions Conservative Portfolio
	—	5,239	(163)	5,076	—	2	1,033	—	52,028
Total					—	(1,020)	41,127	633	1,002,546

(b)	The rate shown is the seven-day current annualized yield at September 30, 2018.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2018	23

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2045 Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	41,083	—	—	—	41,083
Exchange-Traded Funds	122,639	—	—	—	122,639
Multi-Asset/Tactical Strategies Funds	—	—	—	820,941	820,941
Money Market Funds	—	—	—	140,522	140,522
Total Investments in Securities	163,722	—	—	961,463	1,125,185
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Adaptive Retirement Funds | Semiannual Report 2018

Portfolio of Investments
Columbia Adaptive Retirement 2050 Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	7,537	41,754
Total Alternative Strategies Funds (Cost $41,754)		41,754

Exchange-Traded Funds 11.9%

iShares JPMorgan USD Emerging Markets Bond ETF	190	20,484
iShares TIPS Bond ETF	371	41,040
iShares U.S. Real Estate ETF	528	42,251
Vanguard Mortgage-Backed Securities ETF	404	20,604
Total Exchange-Traded Funds (Cost $127,262)		124,379

Multi-Asset/Tactical Strategies Funds 79.5%

Columbia Solutions Aggressive Portfolio(a)	78,632	834,290
Total Multi-Asset/Tactical Strategies Funds (Cost $786,646)		834,290

Money Market Funds 12.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(a),(b)	134,236	134,222
Total Money Market Funds (Cost $134,223)		134,222
Total Investments in Securities (Cost: $1,089,885)		1,134,645
Other Assets & Liabilities, Net		(85,891)
Net Assets		1,048,754
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	6,839	11,098	(10,400)	7,537	—	(1,009)	(753)	—	41,754
Columbia Short-Term Cash Fund, 2.112%
	43,120	188,702	(97,586)	134,236	—	(3)	3	659	134,222
Columbia Solutions Aggressive Portfolio
	78,810	2,024	(2,202)	78,632	—	87	42,345	—	834,290
Total					—	(925)	41,595	659	1,010,266

(b)	The rate shown is the seven-day current annualized yield at September 30, 2018.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2018	25

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2050 Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	41,754	—	—	—	41,754
Exchange-Traded Funds	124,379	—	—	—	124,379
Multi-Asset/Tactical Strategies Funds	—	—	—	834,290	834,290
Money Market Funds	—	—	—	134,222	134,222
Total Investments in Securities	166,133	—	—	968,512	1,134,645
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Adaptive Retirement Funds | Semiannual Report 2018

Portfolio of Investments
Columbia Adaptive Retirement 2055 Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	7,427	41,147
Total Alternative Strategies Funds (Cost $41,147)		41,147

Exchange-Traded Funds 11.8%

iShares JPMorgan USD Emerging Markets Bond ETF	185	19,945
iShares TIPS Bond ETF	372	41,151
iShares U.S. Real Estate ETF	521	41,690
Vanguard Mortgage-Backed Securities ETF	393	20,043
Total Exchange-Traded Funds (Cost $124,592)		122,829

Multi-Asset/Tactical Strategies Funds 78.7%

Columbia Solutions Aggressive Portfolio(a)	77,490	822,170
Total Multi-Asset/Tactical Strategies Funds (Cost $779,310)		822,170

Money Market Funds 13.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(a),(b)	140,643	140,629
Total Money Market Funds (Cost $140,632)		140,629
Total Investments in Securities (Cost: $1,085,681)		1,126,775
Other Assets & Liabilities, Net		(82,943)
Net Assets		1,043,832
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	—	17,815	(10,388)	7,427	—	(1,413)	—	—	41,147
Columbia Short-Term Cash Fund, 2.112%
	—	347,730	(207,087)	140,643	—	5	(3)	633	140,629
Columbia Solutions Aggressive Portfolio
	—	81,085	(3,595)	77,490	—	378	42,860	—	822,170
Total					—	(1,030)	42,857	633	1,003,946

(b)	The rate shown is the seven-day current annualized yield at September 30, 2018.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2018	27

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2055 Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	41,147	—	—	—	41,147
Exchange-Traded Funds	122,829	—	—	—	122,829
Multi-Asset/Tactical Strategies Funds	—	—	—	822,170	822,170
Money Market Funds	—	—	—	140,629	140,629
Total Investments in Securities	163,976	—	—	962,799	1,126,775
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Adaptive Retirement Funds | Semiannual Report 2018

Portfolio of Investments
Columbia Adaptive Retirement 2060 Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	7,572	41,947
Total Alternative Strategies Funds (Cost $41,947)		41,947

Exchange-Traded Funds 11.9%

iShares JPMorgan USD Emerging Markets Bond ETF	191	20,592
iShares TIPS Bond ETF	373	41,261
iShares U.S. Real Estate ETF	531	42,491
Vanguard Mortgage-Backed Securities ETF	406	20,706
Total Exchange-Traded Funds (Cost $127,947)		125,050

Multi-Asset/Tactical Strategies Funds 79.5%

Columbia Solutions Aggressive Portfolio(a)	78,997	838,152
Total Multi-Asset/Tactical Strategies Funds (Cost $790,283)		838,152

Money Market Funds 12.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(a),(b)	134,763	134,750
Total Money Market Funds (Cost $134,751)		134,750
Total Investments in Securities (Cost: $1,094,928)		1,139,899
Other Assets & Liabilities, Net		(86,246)
Net Assets		1,053,653
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	6,875	11,146	(10,449)	7,572	—	(1,014)	(758)	—	41,947
Columbia Short-Term Cash Fund, 2.112%
	43,294	189,306	(97,837)	134,763	—	(3)	3	662	134,750
Columbia Solutions Aggressive Portfolio
	79,180	2,024	(2,207)	78,997	—	90	42,545	—	838,152
Total					—	(927)	41,790	662	1,014,849

(b)	The rate shown is the seven-day current annualized yield at September 30, 2018.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2018	29

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2060 Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	41,947	—	—	—	41,947
Exchange-Traded Funds	125,050	—	—	—	125,050
Multi-Asset/Tactical Strategies Funds	—	—	—	838,152	838,152
Money Market Funds	—	—	—	134,750	134,750
Total Investments in Securities	166,997	—	—	972,902	1,139,899
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Adaptive Retirement Funds | Semiannual Report 2018

Statement of Assets and Liabilities
September 30, 2018 (Unaudited)
	Columbia Adaptive Retirement 2020 Fund	Columbia Adaptive Retirement 2025 Fund	Columbia Adaptive Retirement 2030 Fund
Assets
Investments in securities, at value
Unaffiliated issuers (cost $935,042, $431,890, $143,634, respectively)	$916,525	$425,661	$140,448
Affiliated issuers (cost $7,201,815, $3,362,960, $1,101,459, respectively)	7,377,716	3,448,760	1,138,178
Cash	336	217	356
Receivable for:
Investments sold	6,491	658	2,040
Dividends	1,464	701	224
Expense reimbursement due from Investment Manager	373	251	363
Prepaid expenses	44	21	7
Trustees’ deferred compensation plan	5,520	1,450	5,522
Other assets	9,133	22,487	9,191
Total assets	8,317,602	3,900,206	1,296,329
Liabilities
Payable for:
Investments purchased	618,150	295,735	94,685
Management services fees	99	46	15
Transfer agent fees	6	3	18
Compensation of board members	991	2,732	728
Compensation of chief compliance officer	1	—	—
Audit fees	10,106	7,579	10,227
Other expenses	3,080	3,650	3,333
Trustees’ deferred compensation plan	5,520	1,450	5,522
Total liabilities	637,953	311,195	114,528
Net assets applicable to outstanding capital stock	$7,679,649	$3,589,011	$1,181,801
Represented by
Paid in capital	7,499,674	3,500,000	1,114,980
Undistributed net investment income	4,326	1,721	1,743
Accumulated net realized gain	18,265	7,719	31,545
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(18,517)	(6,229)	(3,186)
Investments - affiliated issuers	175,901	85,800	36,719
Total - representing net assets applicable to outstanding capital stock	$7,679,649	$3,589,011	$1,181,801
Advisor Class
Net assets	$3,839,825	$1,794,505	$659,964
Shares outstanding	374,626	175,000	63,717
Net asset value per share	$10.25	$10.25	$10.36
Institutional 3 Class
Net assets	$3,839,824	$1,794,506	$521,837
Shares outstanding	374,626	175,000	50,338
Net asset value per share	$10.25	$10.25	$10.37
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2018	31

Statement of Assets and Liabilities  (continued)
September 30, 2018 (Unaudited)
	Columbia Adaptive Retirement 2035 Fund	Columbia Adaptive Retirement 2040 Fund	Columbia Adaptive Retirement 2045 Fund
Assets
Investments in securities, at value
Unaffiliated issuers (cost $123,291, $130,346, $124,397, respectively)	$121,538	$127,384	$122,639
Affiliated issuers (cost $961,899, $989,989, $961,419, respectively)	994,649	1,032,745	1,002,546
Cash	236	357	241
Receivable for:
Investments sold	—	2,422	—
Dividends	212	203	214
Expense reimbursement due from Investment Manager	246	363	245
Prepaid expenses	6	6	6
Trustees’ deferred compensation plan	1,445	5,496	1,445
Other assets	22,088	9,192	22,088
Total assets	1,140,420	1,178,168	1,149,424
Liabilities
Payable for:
Investments purchased	91,852	85,916	92,467
Management services fees	13	14	13
Transfer agent fees	1	3	1
Compensation of board members	1,833	739	1,833
Audit fees	7,828	10,227	7,828
Other expenses	3,727	3,304	3,727
Trustees’ deferred compensation plan	1,445	5,496	1,445
Total liabilities	106,699	105,699	107,314
Net assets applicable to outstanding capital stock	$1,033,721	$1,072,469	$1,042,110
Represented by
Paid in capital	1,000,000	1,028,594	1,000,000
Undistributed net investment income	423	374	423
Accumulated net realized gain	2,301	3,707	2,318
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(1,753)	(2,962)	(1,758)
Investments - affiliated issuers	32,750	42,756	41,127
Total - representing net assets applicable to outstanding capital stock	$1,033,721	$1,072,469	$1,042,110
Advisor Class
Net assets	$516,860	$551,087	$521,054
Shares outstanding	50,000	52,851	50,000
Net asset value per share	$10.34	$10.43	$10.42
Institutional 3 Class
Net assets	$516,861	$521,382	$521,056
Shares outstanding	50,000	50,000	50,000
Net asset value per share	$10.34	$10.43	$10.42
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Adaptive Retirement Funds | Semiannual Report 2018

Statement of Assets and Liabilities  (continued)
September 30, 2018 (Unaudited)
	Columbia Adaptive Retirement 2050 Fund	Columbia Adaptive Retirement 2055 Fund	Columbia Adaptive Retirement 2060 Fund
Assets
Investments in securities, at value
Unaffiliated issuers (cost $127,262, $124,592, $127,947, respectively)	$124,379	$122,829	$125,050
Affiliated issuers (cost $962,623, $961,089, $966,981, respectively)	1,010,266	1,003,946	1,014,849
Cash	357	241	357
Receivable for:
Investments sold	2,296	—	2,361
Dividends	199	214	199
Expense reimbursement due from Investment Manager	362	245	363
Prepaid expenses	6	6	6
Trustees’ deferred compensation plan	5,496	1,445	5,496
Other assets	9,192	22,088	9,192
Total assets	1,152,553	1,151,014	1,157,873
Liabilities
Payable for:
Investments purchased	84,015	92,423	84,448
Management services fees	14	13	14
Transfer agent fees	1	1	2
Compensation of board members	739	1,833	739
Audit fees	10,228	7,828	10,228
Other expenses	3,306	3,639	3,293
Trustees’ deferred compensation plan	5,496	1,445	5,496
Total liabilities	103,799	107,182	104,220
Net assets applicable to outstanding capital stock	$1,048,754	$1,043,832	$1,053,653
Represented by
Paid in capital	999,926	1,000,000	1,004,951
Undistributed net investment income	380	425	378
Accumulated net realized gain	3,688	2,313	3,353
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(2,883)	(1,763)	(2,897)
Investments - affiliated issuers	47,643	42,857	47,868
Total - representing net assets applicable to outstanding capital stock	$1,048,754	$1,043,832	$1,053,653
Advisor Class
Net assets	$524,376	$521,916	$529,435
Shares outstanding	50,000	50,000	50,499
Net asset value per share	$10.49	$10.44	$10.48
Institutional 3 Class
Net assets	$524,378	$521,916	$524,218
Shares outstanding	50,000	50,000	50,000
Net asset value per share	$10.49	$10.44	$10.48
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2018	33

Statement of Operations
Six Months Ended September 30, 2018 (Unaudited)
	Columbia Adaptive Retirement 2020 Fund	Columbia Adaptive Retirement 2025 Fund(a)	Columbia Adaptive Retirement 2030 Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$15,944	$6,885	$4,471
Dividends — affiliated issuers	4,599	2,136	867
Total income	20,543	9,021	5,338
Expenses:
Management services fees	17,221	7,839	3,449
Transfer agent fees
Advisor Class	40	29	116
Institutional 3 Class	40	28	30
Compensation of board members	7,268	6,942	6,990
Custodian fees	1,633	1,376	1,997
Printing and postage fees	2,352	2,516	2,342
Registration fees	21,158	2,155	21,100
Audit fees	7,707	7,579	7,828
Legal fees	85	55	18
Offering costs	21,674	19,454	21,597
Compensation of chief compliance officer	1	1	—
Other	3,384	3,080	3,361
Total expenses	82,563	51,054	68,828
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(66,600)	(43,754)	(65,489)
Total net expenses	15,963	7,300	3,339
Net investment income	4,580	1,721	1,999
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	13,875	11,934	(30,112)
Investments — affiliated issuers	(7,480)	(4,215)	30,868
Net realized gain	6,395	7,719	756
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,792)	(6,229)	30,895
Investments — affiliated issuers	152,012	85,800	(14,053)
Net change in unrealized appreciation (depreciation)	150,220	79,571	16,842
Net realized and unrealized gain	156,615	87,290	17,598
Net increase in net assets resulting from operations	$161,195	$89,011	$19,597

(a)	Based on operations from April 4, 2018 (fund commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Adaptive Retirement Funds | Semiannual Report 2018

Statement of Operations  (continued)
Six Months Ended September 30, 2018 (Unaudited)
	Columbia Adaptive Retirement 2035 Fund(a)	Columbia Adaptive Retirement 2040 Fund	Columbia Adaptive Retirement 2045 Fund(a)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,928	$2,260	$1,936
Dividends — affiliated issuers	629	676	633
Total income	2,557	2,936	2,569
Expenses:
Management services fees	2,254	2,423	2,266
Transfer agent fees
Advisor Class	24	45	24
Institutional 3 Class	23	24	23
Compensation of board members	6,031	6,976	6,031
Custodian fees	1,641	1,968	1,641
Printing and postage fees	2,650	2,342	2,650
Registration fees	2,500	21,100	2,500
Audit fees	7,828	7,828	7,828
Legal fees	13	13	13
Offering costs	19,352	21,598	19,352
Other	2,777	3,343	2,778
Total expenses	45,093	67,660	45,106
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(42,959)	(65,351)	(42,960)
Total net expenses	2,134	2,309	2,146
Net investment income	423	627	423
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	3,327	1,118	3,338
Investments — affiliated issuers	(1,026)	(921)	(1,020)
Net realized gain	2,301	197	2,318
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,753)	480	(1,758)
Investments — affiliated issuers	32,750	37,210	41,127
Net change in unrealized appreciation (depreciation)	30,997	37,690	39,369
Net realized and unrealized gain	33,298	37,887	41,687
Net increase in net assets resulting from operations	$33,721	$38,514	$42,110

(a)	Based on operations from April 4, 2018 (fund commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2018	35

Statement of Operations  (continued)
Six Months Ended September 30, 2018 (Unaudited)
	Columbia Adaptive Retirement 2050 Fund	Columbia Adaptive Retirement 2055 Fund(a)	Columbia Adaptive Retirement 2060 Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$2,208	$1,940	$2,218
Dividends — affiliated issuers	659	633	662
Total income	2,867	2,573	2,880
Expenses:
Management services fees	2,365	2,269	2,376
Transfer agent fees
Advisor Class	25	24	29
Institutional 3 Class	24	23	24
Compensation of board members	6,976	6,031	6,976
Custodian fees	1,947	1,641	1,967
Printing and postage fees	2,313	2,737	2,339
Registration fees	21,100	2,500	21,100
Audit fees	7,828	7,828	7,828
Legal fees	13	13	13
Offering costs	21,598	19,352	21,598
Other	3,342	2,778	3,343
Total expenses	67,531	45,196	67,593
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(65,297)	(43,048)	(65,344)
Total net expenses	2,234	2,148	2,249
Net investment income	633	425	631
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,024	3,343	1,027
Investments — affiliated issuers	(925)	(1,030)	(927)
Net realized gain	99	2,313	100
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	530	(1,763)	531
Investments — affiliated issuers	41,595	42,857	41,790
Net change in unrealized appreciation (depreciation)	42,125	41,094	42,321
Net realized and unrealized gain	42,224	43,407	42,421
Net increase in net assets resulting from operations	$42,857	$43,832	$43,052

(a)	Based on operations from April 4, 2018 (fund commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Adaptive Retirement Funds | Semiannual Report 2018

Statement of Changes in Net Assets
	Columbia Adaptive Retirement 2020 Fund		Columbia Adaptive Retirement 2025 Fund
	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018 (a)	Six Months Ended September 30, 2018 (Unaudited)(b)
Operations
Net investment income	$4,580	$12,589	$1,721
Net realized gain	6,395	14,346	7,719
Net change in unrealized appreciation (depreciation)	150,220	7,164	79,571
Net increase in net assets resulting from operations	161,195	34,099	89,011
Distributions to shareholders
Net investment income
Advisor Class	—	(7,822)	—
Institutional 3 Class	—	(7,823)	—
Total distributions to shareholders	—	(15,645)	—
Increase in net assets from capital stock activity	2,500,000	—	3,490,000
Total increase in net assets	2,661,195	18,454	3,579,011
Net assets at beginning of period	5,018,454	5,000,000	10,000
Net assets at end of period	$7,679,649	$5,018,454	$3,589,011
Undistributed (excess of distributions over) net investment income	$4,326	$(254)	$1,721

	Columbia Adaptive Retirement 2020 Fund				Columbia Adaptive Retirement 2025 Fund
	Six Months Ended		Year Ended		Six Months Ended
	September 30, 2018 (Unaudited)		March 31, 2018 (a)		September 30, 2018 (Unaudited)(b)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Advisor Class
Subscriptions	124,626	1,250,000	—	—	174,500	1,745,000
Net increase	124,626	1,250,000	—	—	174,500	1,745,000
Institutional 3 Class
Subscriptions	124,626	1,250,000	—	—	174,500	1,745,000
Net increase	124,626	1,250,000	—	—	174,500	1,745,000
Total net increase	249,252	2,500,000	—	—	349,000	3,490,000

(a)	Based on operations from October 24, 2017 (fund commencement of operations) through the stated period end.
(b)	Based on operations from April 4, 2018 (fund commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2018	37

Statement of Changes in Net Assets   (continued)
	Columbia Adaptive Retirement 2030 Fund		Columbia Adaptive Retirement 2035 Fund
	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018 (a)	Six Months Ended September 30, 2018 (Unaudited)(b)
Operations
Net investment income	$1,999	$28,975	$423
Net realized gain	756	37,988	2,301
Net change in unrealized appreciation (depreciation)	16,842	16,691	30,997
Net increase in net assets resulting from operations	19,597	83,654	33,721
Distributions to shareholders
Net investment income
Advisor Class	—	(18,711)	—
Institutional 3 Class	—	(18,343)	—
Total distributions to shareholders	—	(37,054)	—
Increase (decrease) in net assets from capital stock activity	(8,967,023)	102,627	990,000
Total increase (decrease) in net assets	(8,947,426)	149,227	1,023,721
Net assets at beginning of period	10,129,227	9,980,000	10,000
Net assets at end of period	$1,181,801	$10,129,227	$1,033,721
Undistributed (excess of distributions over) net investment income	$1,743	$(256)	$423

	Columbia Adaptive Retirement 2030 Fund				Columbia Adaptive Retirement 2035 Fund
	Six Months Ended		Year Ended		Six Months Ended
	September 30, 2018 (Unaudited)		March 31, 2018 (a)		September 30, 2018 (Unaudited)(b)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Advisor Class
Subscriptions	3,260	32,977	10,083	102,260	49,500	495,000
Distributions reinvested	—	—	36	367	—	—
Redemptions	(448,662)	(4,500,000)	—	—	—	—
Net increase (decrease)	(445,402)	(4,467,023)	10,119	102,627	49,500	495,000
Institutional 3 Class
Subscriptions	—	—	—	—	49,500	495,000
Redemptions	(448,662)	(4,500,000)	—	—	—	—
Net increase (decrease)	(448,662)	(4,500,000)	—	—	49,500	495,000
Total net increase (decrease)	(894,064)	(8,967,023)	10,119	102,627	99,000	990,000

(a)	Based on operations from October 24, 2017 (fund commencement of operations) through the stated period end.
(b)	Based on operations from April 4, 2018 (fund commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Adaptive Retirement Funds | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Columbia Adaptive Retirement 2040 Fund		Columbia Adaptive Retirement 2045 Fund
	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018 (a)	Six Months Ended September 30, 2018 (Unaudited)(b)
Operations
Net investment income	$627	$3,171	$423
Net realized gain	197	4,770	2,318
Net change in unrealized appreciation (depreciation)	37,690	2,104	39,369
Net increase in net assets resulting from operations	38,514	10,045	42,110
Distributions to shareholders
Net investment income
Advisor Class	—	(2,140)	—
Institutional 3 Class	—	(2,079)	—
Net realized gains
Advisor Class	—	(274)	—
Institutional 3 Class	—	(266)	—
Total distributions to shareholders	—	(4,759)	—
Increase in net assets from capital stock activity	—	28,669	990,000
Total increase in net assets	38,514	33,955	1,032,110
Net assets at beginning of period	1,033,955	1,000,000	10,000
Net assets at end of period	$1,072,469	$1,033,955	$1,042,110
Undistributed (excess of distributions over) net investment income	$374	$(253)	$423

	Columbia Adaptive Retirement 2040 Fund				Columbia Adaptive Retirement 2045 Fund
	Six Months Ended		Year Ended		Six Months Ended
	September 30, 2018 (Unaudited)		March 31, 2018 (a)		September 30, 2018 (Unaudited)(b)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Advisor Class
Subscriptions	—	—	2,844	28,600	49,500	495,000
Distributions reinvested	—	—	7	69	—	—
Net increase	—	—	2,851	28,669	49,500	495,000
Institutional 3 Class
Subscriptions	—	—	—	—	49,500	495,000
Net increase	—	—	—	—	49,500	495,000
Total net increase	—	—	2,851	28,669	99,000	990,000

(a)	Based on operations from October 24, 2017 (fund commencement of operations) through the stated period end.
(b)	Based on operations from April 4, 2018 (fund commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2018	39

Statement of Changes in Net Assets   (continued)
	Columbia Adaptive Retirement 2050 Fund		Columbia Adaptive Retirement 2055 Fund
	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018 (a)	Six Months Ended September 30, 2018 (Unaudited)(b)
Operations
Net investment income	$633	$3,360	$425
Net realized gain	99	4,794	2,313
Net change in unrealized appreciation (depreciation)	42,125	2,635	41,094
Net increase in net assets resulting from operations	42,857	10,789	43,832
Distributions to shareholders
Net investment income
Advisor Class	—	(2,446)	—
Institutional 3 Class	—	(2,446)	—
Total distributions to shareholders	—	(4,892)	—
Increase in net assets from capital stock activity	—	—	990,000
Total increase in net assets	42,857	5,897	1,033,832
Net assets at beginning of period	1,005,897	1,000,000	10,000
Net assets at end of period	$1,048,754	$1,005,897	$1,043,832
Undistributed (excess of distributions over) net investment income	$380	$(253)	$425

	Columbia Adaptive Retirement 2050 Fund				Columbia Adaptive Retirement 2055 Fund
	Six Months Ended		Year Ended		Six Months Ended
	September 30, 2018 (Unaudited)		March 31, 2018 (a)		September 30, 2018 (Unaudited)(b)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Advisor Class
Subscriptions	—	—	—	—	49,500	495,000
Net increase	—	—	—	—	49,500	495,000
Institutional 3 Class
Subscriptions	—	—	—	—	49,500	495,000
Net increase	—	—	—	—	49,500	495,000
Total net increase	—	—	—	—	99,000	990,000

(a)	Based on operations from October 24, 2017 (fund commencement of operations) through the stated period end.
(b)	Based on operations from April 4, 2018 (fund commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Adaptive Retirement Funds | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Columbia Adaptive Retirement 2060 Fund
	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018 (a)
Operations
Net investment income	$631	$3,373
Net realized gain	100	4,726
Net change in unrealized appreciation (depreciation)	42,321	2,650
Net increase in net assets resulting from operations	43,052	10,749
Distributions to shareholders
Net investment income
Advisor Class	—	(2,309)
Institutional 3 Class	—	(2,286)
Net realized gains
Advisor Class	—	(291)
Institutional 3 Class	—	(288)
Total distributions to shareholders	—	(5,174)
Increase in net assets from capital stock activity	—	5,026
Total increase in net assets	43,052	10,601
Net assets at beginning of period	1,010,601	1,000,000
Net assets at end of period	$1,053,653	$1,010,601
Undistributed (excess of distributions over) net investment income	$378	$(253)

	Columbia Adaptive Retirement 2060 Fund
	Six Months Ended		Year Ended
	September 30, 2018 (Unaudited)		March 31, 2018 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Advisor Class
Subscriptions	—	—	496	5,000
Distributions reinvested	—	—	3	26
Net increase	—	—	499	5,026
Total net increase	—	—	499	5,026

(a)	Based on operations from October 24, 2017 (fund commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2018	41

Financial Highlights
Columbia Adaptive Retirement 2020 Fund
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Advisor Class
Six Months Ended 9/30/2018 (Unaudited)	$10.04	0.01	0.20	0.21	—	—
Year Ended 3/31/2018(d)	$10.00	0.03	0.04	0.07	(0.03)	(0.03)
Institutional 3 Class
Six Months Ended 9/30/2018 (Unaudited)	$10.04	0.01	0.20	0.21	—	—
Year Ended 3/31/2018(d)	$10.00	0.03	0.04	0.07	(0.03)	(0.03)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The Fund commenced operations on October 24, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Adaptive Retirement Funds | Semiannual Report 2018

Financial Highlights  (continued)
Columbia Adaptive Retirement 2020 Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Advisor Class
Six Months Ended 9/30/2018 (Unaudited)	$10.25	2.09%	2.19% (c)	0.42% (c)	0.12% (c)	15%	$3,840
Year Ended 3/31/2018(d)	$10.04	0.71%	2.14% (c)	0.41% (c)	0.58% (c)	8%	$2,509
Institutional 3 Class
Six Months Ended 9/30/2018 (Unaudited)	$10.25	2.09%	2.19% (c)	0.42% (c)	0.12% (c)	15%	$3,840
Year Ended 3/31/2018(d)	$10.04	0.71%	2.14% (c)	0.41% (c)	0.58% (c)	8%	$2,509
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2018	43

Financial Highlights
Columbia Adaptive Retirement 2025 Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations
Advisor Class
Six Months Ended 9/30/2018 (Unaudited)(c)	$10.00	0.00 (d)	0.25	0.25
Institutional 3 Class
Six Months Ended 9/30/2018 (Unaudited)(c)	$10.00	0.00 (d)	0.25	0.25

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The Fund commenced operations on April 4, 2018. Per share data and total return reflect activity from that date.
(d)	Rounds to zero.
(e)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
44	Columbia Adaptive Retirement Funds | Semiannual Report 2018

Financial Highlights  (continued)
Columbia Adaptive Retirement 2025 Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Advisor Class
Six Months Ended 9/30/2018 (Unaudited)(c)	$10.25	2.50%	2.97% (e)	0.43% (e)	0.10% (e)	15%	$1,795
Institutional 3 Class
Six Months Ended 9/30/2018 (Unaudited)(c)	$10.25	2.50%	2.97% (e)	0.43% (e)	0.10% (e)	15%	$1,795
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2018	45

Financial Highlights
Columbia Adaptive Retirement 2030 Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Advisor Class
Six Months Ended 9/30/2018 (Unaudited)	$10.05	0.01	0.30	0.31	—	—
Year Ended 3/31/2018(d)	$10.00	0.03	0.06	0.09	(0.04)	(0.04)
Institutional 3 Class
Six Months Ended 9/30/2018 (Unaudited)	$10.05	0.02	0.30	0.32	—	—
Year Ended 3/31/2018(d)	$10.00	0.03	0.06	0.09	(0.04)	(0.04)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The Fund commenced operations on October 24, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
46	Columbia Adaptive Retirement Funds | Semiannual Report 2018

Financial Highlights  (continued)
Columbia Adaptive Retirement 2030 Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Advisor Class
Six Months Ended 9/30/2018 (Unaudited)	$10.36	3.08%	9.10% (c)	0.45% (c)	0.24% (c)	8%	$660
Year Ended 3/31/2018(d)	$10.05	0.86%	1.29% (c)	0.41% (c)	0.67% (c)	9%	$5,115
Institutional 3 Class
Six Months Ended 9/30/2018 (Unaudited)	$10.37	3.18%	9.08% (c)	0.43% (c)	0.29% (c)	8%	$522
Year Ended 3/31/2018(d)	$10.05	0.86%	1.29% (c)	0.41% (c)	0.66% (c)	9%	$5,014
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2018	47

Financial Highlights
Columbia Adaptive Retirement 2035 Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations
Advisor Class
Six Months Ended 9/30/2018 (Unaudited)(c)	$10.00	0.00 (d)	0.34	0.34
Institutional 3 Class
Six Months Ended 9/30/2018 (Unaudited)(c)	$10.00	0.00 (d)	0.34	0.34

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The Fund commenced operations on April 4, 2018. Per share data and total return reflect activity from that date.
(d)	Rounds to zero.
(e)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
48	Columbia Adaptive Retirement Funds | Semiannual Report 2018

Financial Highlights  (continued)
Columbia Adaptive Retirement 2035 Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Advisor Class
Six Months Ended 9/30/2018 (Unaudited)(c)	$10.34	3.40%	9.14% (e)	0.43% (e)	0.09% (e)	18%	$517
Institutional 3 Class
Six Months Ended 9/30/2018 (Unaudited)(c)	$10.34	3.40%	9.14% (e)	0.43% (e)	0.09% (e)	18%	$517
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2018	49

Financial Highlights
Columbia Adaptive Retirement 2040 Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Advisor Class
Six Months Ended 9/30/2018 (Unaudited)	$10.05	0.01	0.37	0.38	—	—	—
Year Ended 3/31/2018(d)	$10.00	0.03	0.07	0.10	(0.04)	(0.01)	(0.05)
Institutional 3 Class
Six Months Ended 9/30/2018 (Unaudited)	$10.05	0.01	0.37	0.38	—	—	—
Year Ended 3/31/2018(d)	$10.00	0.03	0.07	0.10	(0.04)	(0.01)	(0.05)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The Fund commenced operations on October 24, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
50	Columbia Adaptive Retirement Funds | Semiannual Report 2018

Financial Highlights  (continued)
Columbia Adaptive Retirement 2040 Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Advisor Class
Six Months Ended 9/30/2018 (Unaudited)	$10.43	3.78%	12.76% (c)	0.44% (c)	0.11% (c)	16%	$551
Year Ended 3/31/2018(d)	$10.05	0.96%	8.70% (c)	0.42% (c)	0.72% (c)	9%	$531
Institutional 3 Class
Six Months Ended 9/30/2018 (Unaudited)	$10.43	3.78%	12.75% (c)	0.43% (c)	0.12% (c)	16%	$521
Year Ended 3/31/2018(d)	$10.05	0.96%	8.69% (c)	0.42% (c)	0.72% (c)	9%	$503
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2018	51

Financial Highlights
Columbia Adaptive Retirement 2045 Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations
Advisor Class
Six Months Ended 9/30/2018 (Unaudited)(c)	$10.00	0.00 (d)	0.42	0.42
Institutional 3 Class
Six Months Ended 9/30/2018 (Unaudited)(c)	$10.00	0.00 (d)	0.42	0.42

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The Fund commenced operations on April 4, 2018. Per share data and total return reflect activity from that date.
(d)	Rounds to zero.
(e)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
52	Columbia Adaptive Retirement Funds | Semiannual Report 2018

Financial Highlights  (continued)
Columbia Adaptive Retirement 2045 Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Advisor Class
Six Months Ended 9/30/2018 (Unaudited)(c)	$10.42	4.20%	9.09% (e)	0.43% (e)	0.09% (e)	18%	$521
Institutional 3 Class
Six Months Ended 9/30/2018 (Unaudited)(c)	$10.42	4.20%	9.10% (e)	0.43% (e)	0.09% (e)	18%	$521
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2018	53

Financial Highlights
Columbia Adaptive Retirement 2050 Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Advisor Class
Six Months Ended 9/30/2018 (Unaudited)	$10.06	0.01	0.42	0.43	—	—
Year Ended 3/31/2018(d)	$10.00	0.03	0.08	0.11	(0.05)	(0.05)
Institutional 3 Class
Six Months Ended 9/30/2018 (Unaudited)	$10.06	0.01	0.42	0.43	—	—
Year Ended 3/31/2018(d)	$10.00	0.03	0.08	0.11	(0.05)	(0.05)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The Fund commenced operations on October 24, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
54	Columbia Adaptive Retirement Funds | Semiannual Report 2018

Financial Highlights  (continued)
Columbia Adaptive Retirement 2050 Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Advisor Class
Six Months Ended 9/30/2018 (Unaudited)	$10.49	4.27%	13.04% (c)	0.43% (c)	0.12% (c)	16%	$524
Year Ended 3/31/2018(d)	$10.06	1.08%	8.76% (c)	0.42% (c)	0.77% (c)	8%	$503
Institutional 3 Class
Six Months Ended 9/30/2018 (Unaudited)	$10.49	4.27%	13.04% (c)	0.43% (c)	0.12% (c)	16%	$524
Year Ended 3/31/2018(d)	$10.06	1.08%	8.76% (c)	0.42% (c)	0.77% (c)	8%	$503
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2018	55

Financial Highlights
Columbia Adaptive Retirement 2055 Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations
Advisor Class
Six Months Ended 9/30/2018 (Unaudited)(c)	$10.00	0.00 (d)	0.44	0.44
Institutional 3 Class
Six Months Ended 9/30/2018 (Unaudited)(c)	$10.00	0.00 (d)	0.44	0.44

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The Fund commenced operations on April 4, 2018. Per share data and total return reflect activity from that date.
(d)	Rounds to zero.
(e)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
56	Columbia Adaptive Retirement Funds | Semiannual Report 2018

Financial Highlights  (continued)
Columbia Adaptive Retirement 2055 Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Advisor Class
Six Months Ended 9/30/2018 (Unaudited)(c)	$10.44	4.40%	9.10% (e)	0.43% (e)	0.09% (e)	17%	$522
Institutional 3 Class
Six Months Ended 9/30/2018 (Unaudited)(c)	$10.44	4.40%	9.10% (e)	0.43% (e)	0.09% (e)	17%	$522
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2018	57

Financial Highlights
Columbia Adaptive Retirement 2060 Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Advisor Class
Six Months Ended 9/30/2018 (Unaudited)	$10.06	0.01	0.41	0.42	—	—	—
Year Ended 3/31/2018(d)	$10.00	0.03	0.08	0.11	(0.04)	(0.01)	(0.05)
Institutional 3 Class
Six Months Ended 9/30/2018 (Unaudited)	$10.06	0.01	0.41	0.42	—	—	—
Year Ended 3/31/2018(d)	$10.00	0.03	0.08	0.11	(0.04)	(0.01)	(0.05)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The Fund commenced operations on October 24, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
58	Columbia Adaptive Retirement Funds | Semiannual Report 2018

Financial Highlights  (continued)
Columbia Adaptive Retirement 2060 Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Advisor Class
Six Months Ended 9/30/2018 (Unaudited)	$10.48	4.17%	12.99% (c)	0.43% (c)	0.12% (c)	16%	$529
Year Ended 3/31/2018(d)	$10.06	1.11%	8.73% (c)	0.42% (c)	0.77% (c)	7%	$508
Institutional 3 Class
Six Months Ended 9/30/2018 (Unaudited)	$10.48	4.17%	12.99% (c)	0.43% (c)	0.12% (c)	16%	$524
Year Ended 3/31/2018(d)	$10.06	1.11%	8.73% (c)	0.42% (c)	0.77% (c)	7%	$503
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2018	59

Notes to Financial Statements
September 30, 2018 (Unaudited)
Note 1. Organization
Columbia Funds Series Trust I, (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Columbia Funds Series Trust I is organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Adaptive Retirement 2020 Fund, Columbia Adaptive Retirement 2025 Fund, Columbia Adaptive Retirement 2030 Fund, Columbia Adaptive Retirement 2035 Fund, Columbia Adaptive Retirement 2040 Fund, Columbia Adaptive Retirement 2045 Fund, Columbia Adaptive Retirement 2050 Fund, Columbia Adaptive Retirement 2055 Fund and Columbia Adaptive Retirement 2060 Fund. Each Fund currently operates as a non-diversified fund.
Each Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates, as well as third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). Each Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies and risks of the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website at www.sec.gov.
On April 3, 2018, seed money from Columbia Adaptive Retirement 2030 Fund was redistributed to the following funds; $10,000 in Columbia Adaptive Retirement 2025 Fund (500 shares for Advisor Class and 500 shares for Institutional 3 Class) and $10,000 in Columbia Adaptive Retirement 2035 Fund (500 shares for Advisor Class and 500 shares for Institutional 3 Class) and $10,000 in Columbia Adaptive Retirement 2045 Fund (500 shares for Advisor Class and 500 shares for Institutional 3 Class) and $10,000 in Columbia Adaptive Retirement 2055 Fund (500 shares for Advisor Class and 500 shares for Institutional 3 Class), which represented the initial capital for each class at $10 per share.
On April 4, 2018, seed money from Columbia Adaptive Retirement 2030 Fund was redistributed to the following funds; $3,490,000 in Columbia Adaptive Retirement 2025 Fund (174,500 shares for Advisor Class and 174,500 shares for Institutional 3 Class) and $990,000 in Columbia Adaptive Retirement 2035 Fund (49,500 shares for Advisor Class and 49,500 shares for Institutional 3 Class) and $990,000 in Columbia Adaptive Retirement 2045 Fund (49,500 shares for Advisor Class and 49,500 shares for Institutional 3 Class) and $990,000 in Columbia Adaptive Retirement 2055 Fund (49,500 shares for Advisor Class and 49,500 shares for Institutional 3 Class). Shares of Columbia Adaptive Retirement 2025 Fund, Columbia Adaptive Retirement 2035 Fund, Columbia Adaptive Retirement 2045 Fund and Columbia Adaptive Retirement 2055 Fund were first offered to the public on April 4, 2018.
For Columbia Adaptive Retirement 2025 Fund, Columbia Adaptive Retirement 2035 Fund, Columbia Adaptive Retirement 2045 Fund and Columbia Adaptive Retirement 2055 Fund, the financial statements cover the period from April 4, 2018 (commencement of operations) through September 30, 2018. All references to the six months ended September 30, 2018 for these funds refer to the period from April 4, 2018 through September 30, 2018.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. Each Fund offers each of the share classes identified below.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Funds’ prospectus.
Institutional 3 Class shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Funds’ prospectus.
60	Columbia Adaptive Retirement Funds | Semiannual Report 2018

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Investments in the Underlying Funds, with the exception of exchange-traded funds, are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are recorded on the ex-dividend date.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Columbia Adaptive Retirement Funds | Semiannual Report 2018	61

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between
62	Columbia Adaptive Retirement Funds | Semiannual Report 2018

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Funds have entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides each Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated Underlying Funds that pay a management or advisory fee to the Investment Manager and (ii) 0.47% on its assets that are invested in securities, instruments and other assets not described above, including without limitation affiliated funds that do not pay a management or advisory fee to the Investment Manager, third party funds, derivatives and individual securities.
The annualized effective management services fee rates based on each Fund’s average daily net assets for the six months ended September 30, 2018 were as follows:
Effective management services fee rate (%)
Columbia Adaptive Retirement 2020 Fund	0.46
Columbia Adaptive Retirement 2025 Fund	0.46
Columbia Adaptive Retirement 2030 Fund	0.46
Columbia Adaptive Retirement 2035 Fund	0.46
Columbia Adaptive Retirement 2040 Fund	0.46
Columbia Adaptive Retirement 2045 Fund	0.46
Columbia Adaptive Retirement 2050 Fund	0.46
Columbia Adaptive Retirement 2055 Fund	0.46
Columbia Adaptive Retirement 2060 Fund	0.46
In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which the Funds invest. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Offering costs
Offering costs were incurred prior to the shares of the Funds being offered. Offering costs include, among other things, state registration filing fees and printing costs. Each Fund amortizes offering costs over a period of 12 months from the commencement of operations.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of each Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Funds.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Columbia Adaptive Retirement Funds | Semiannual Report 2018	63

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
For the six months ended September 30, 2018, the Funds’ annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Fund	Advisor Class (%)	Institutional 3 Class (%)
Columbia Adaptive Retirement 2020 Fund	0.00	0.00
Columbia Adaptive Retirement 2025 Fund	0.00	0.00
Columbia Adaptive Retirement 2030 Fund	0.03	0.01
Columbia Adaptive Retirement 2035 Fund	0.01	0.01
Columbia Adaptive Retirement 2040 Fund	0.02	0.01
Columbia Adaptive Retirement 2045 Fund	0.01	0.01
Columbia Adaptive Retirement 2050 Fund	0.01	0.01
Columbia Adaptive Retirement 2055 Fund	0.01	0.01
Columbia Adaptive Retirement 2060 Fund	0.01	0.01
Distribution and service fees
The Funds have an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Funds do not pay the Distributor a fee for the distribution services it provides to the Funds.
64	Columbia Adaptive Retirement Funds | Semiannual Report 2018

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	Fee Rate Contractual through July 31, 2021
	Advisor Class (%)	Institutional 3 Class (%)
Columbia Adaptive Retirement 2020 Fund	0.68	0.50
Columbia Adaptive Retirement 2025 Fund	0.68	0.50
Columbia Adaptive Retirement 2030 Fund	0.68	0.50
Columbia Adaptive Retirement 2035 Fund	0.68	0.50
Columbia Adaptive Retirement 2040 Fund	0.68	0.50
Columbia Adaptive Retirement 2045 Fund	0.68	0.50
Columbia Adaptive Retirement 2050 Fund	0.68	0.50
Columbia Adaptive Retirement 2055 Fund	0.68	0.50
Columbia Adaptive Retirement 2060 Fund	0.68	0.50
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At September 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Fund	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
Columbia Adaptive Retirement 2020 Fund	8,137,000	176,000	(19,000)	157,000
Columbia Adaptive Retirement 2025 Fund	3,795,000	86,000	(6,000)	80,000
Columbia Adaptive Retirement 2030 Fund	1,245,000	37,000	(3,000)	34,000
Columbia Adaptive Retirement 2035 Fund	1,085,000	33,000	(2,000)	31,000
Columbia Adaptive Retirement 2040 Fund	1,120,000	43,000	(3,000)	40,000
Columbia Adaptive Retirement 2045 Fund	1,086,000	41,000	(2,000)	39,000
Columbia Adaptive Retirement 2050 Fund	1,090,000	48,000	(3,000)	45,000
Columbia Adaptive Retirement 2055 Fund	1,086,000	43,000	(2,000)	41,000
Columbia Adaptive Retirement 2060 Fund	1,095,000	48,000	(3,000)	45,000
Columbia Adaptive Retirement Funds | Semiannual Report 2018	65

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
For the six months ended September 30, 2018, the cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)
Columbia Adaptive Retirement 2020 Fund	3,420,715	1,008,718
Columbia Adaptive Retirement 2025 Fund	3,840,464	499,261
Columbia Adaptive Retirement 2030 Fund	194,635	8,785,543
Columbia Adaptive Retirement 2035 Fund	1,109,495	166,239
Columbia Adaptive Retirement 2040 Fund	171,905	155,081
Columbia Adaptive Retirement 2045 Fund	1,108,287	165,309
Columbia Adaptive Retirement 2050 Fund	154,968	151,735
Columbia Adaptive Retirement 2055 Fund	1,107,321	164,580
Columbia Adaptive Retirement 2060 Fund	155,560	152,333
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, each Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Funds did not borrow or lend money under the Interfund Program during the six months ended September 30, 2018.
66	Columbia Adaptive Retirement Funds | Semiannual Report 2018

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Note 8. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
No Fund had borrowings during the six months ended September 30, 2018.
Note 9. Significant risks
Alternative strategies investment and multi-asset/tactical strategies risk
An investment in alternative investment strategies and multi-asset/tactical strategies (the Strategies) involves risks, which may be significant. The Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. The Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the fund may lose money.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At September 30, 2018, certain shareholder accounts owned more than 10% of the outstanding shares of one or more of the Funds. For unaffiliated shareholder accounts, the Funds have no knowledge about whether any portion of those shares were owned beneficially. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
The number of accounts and aggregate percentages of shares outstanding held therein were as follows:
Fund	Number of unaffiliated accounts	Percentage of shares outstanding held — unaffiliated (%)	Percentage of shares outstanding held — affiliated (%)
Columbia Adaptive Retirement 2020 Fund	—	—	100.0
Columbia Adaptive Retirement 2025 Fund	—	—	100.0
Columbia Adaptive Retirement 2030 Fund	1	11.7	88.3
Columbia Adaptive Retirement 2035 Fund	—	—	100.0
Columbia Adaptive Retirement 2040 Fund	—	—	97.2
Columbia Adaptive Retirement 2045 Fund	—	—	100.0
Columbia Adaptive Retirement 2050 Fund	—	—	100.0
Columbia Adaptive Retirement 2055 Fund	—	—	100.0
Columbia Adaptive Retirement 2060 Fund	—	—	99.5
Columbia Adaptive Retirement Funds | Semiannual Report 2018	67

Notes to Financial Statements  (continued)
September 30, 2018 (Unaudited)
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
68	Columbia Adaptive Retirement Funds | Semiannual Report 2018

Board Consideration and Approval of Management
Agreements
On December 13, 2017, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved, for an initial two-year term, Management Agreements (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Adaptive Retirement 2025 Fund, Columbia Adaptive Retirement 2035 Fund, Columbia Adaptive Retirement 2045 Fund and Columbia Adaptive Retirement 2055 Fund (the Fund), each a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the Management Agreements.
In connection with their deliberations regarding the proposed Management Agreements, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Funds and the Management Agreements, and discussed with representatives of the Investment Manager these materials, as well as other materials provided by the Investment Manager in connection with the Board’s most recent annual approval of the continuation of the management agreements with respect to other series of the Trust, in connection with the Committee and the Board’s approval of management agreements for other Columbia Adaptive Retirement Funds pursuing similar investment strategies at the Committee meeting held on August 15, 2017 and at Board meetings held on June 14, 2017 and August 15, 2017, and at Committee and Board meetings held on December 12, 2017.
The Committee and the Board also consulted with Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the Management Agreements. The information and factors considered by the Committee and the Board in recommending for approval or approving the Management Agreements for the Funds included the following:
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Funds through July 31, 2019 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of each Fund’s net assets;
•	The terms and conditions of the Management Agreements;
•	Information on the Funds’ proposed management fees and anticipated total expenses, including information comparing the Funds’ anticipated expenses to those of a group of comparable mutual funds, as determined by the Investment Manager;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Funds, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Funds;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreements, including portfolio management and portfolio trading practices;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel; and
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Funds’ Chief Compliance Officer.
Columbia Adaptive Retirement Funds | Semiannual Report 2018	69

Board Consideration and Approval of Management
Agreements  (continued)
Nature, extent and quality of services to be provided under the Management Agreements
The Committee and the Board considered the nature, extent and quality of services to be provided to the Funds by the Investment Manager and its affiliates under the Management Agreements and under separate agreements for the provision of distribution, transfer agency and shareholder services, and the resources to be dedicated to the Funds and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Funds by the Investment Manager and its affiliates, and considered the Investment Manager’s ability to provide administrative services to the Funds and coordinate the activities of the Funds’ other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Funds under the Management Agreements supported the approval of the Management Agreements.
Investment performance
Because the Funds had not yet commenced operations, the Committee and the Board did not have investment performance to compare to the returns of a group of comparable mutual funds. However, the Committee and the Board expected to consider, in connection with their next review and consideration of the continuation of the Management Agreements, the investment performance of each Fund in relation to the annualized return for various time periods of both a group of comparable funds, as determined by the independent third-party data provider, and a benchmark.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Investment Manager was sufficient, in light of other considerations, to warrant the approval of the Management Agreements.
The Committee and the Board noted that they most recently reviewed the performance of the Columbia Adaptive Risk Allocation Fund, which utilizes an investment approach generally similar to the Funds, in connection with the Board’s most recent annual approval of the continuation of the management agreement with respect to the Columbia Adaptive Risk Allocation Fund at its June 14, 2017 Board meeting, including information about the performance of the Adaptive Risk Allocation Fund over various time periods, including performance information relative to benchmarks and information that compared the performance of the Adaptive Risk Allocation Fund to the performance of a group of comparable mutual funds as determined by an independent third party data provider.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees to be charged to the Funds under the Management Agreements, as well as the total expenses expected to be incurred by the Funds. In assessing the reasonableness of the proposed fees under the Management Agreements, the Committee and the Board considered, among other information, each Fund’s proposed management fee and its expected total expense ratio as a percentage of average daily net assets. The Committee and the Board also took into account the proposed fee waiver and expense limitation arrangements that the Investment Manager would observe during each Fund’s first year, and the management fees and total expense ratios of comparable funds identified by the Investment Manager for purposes of expense comparison.
70	Columbia Adaptive Retirement Funds | Semiannual Report 2018

Board Consideration and Approval of Management
Agreements  (continued)
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Funds supported the approval of the Management Agreements.
Costs of services to be provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates were expected to incur in connection with the services provided and the expected profitability to the Investment Manager and its affiliates from their relationships with the Funds, and also noted that the Committee and the Board expected to consider the costs of services and the profitability of the Investment Manager and its affiliates in connection with the Committee’s and the Board’s next review and consideration of the continuation of the Management Agreements. The Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the expected expense ratios of the Funds, and the implementation of expense limitations with respect to the Funds. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the anticipated costs of services to be provided and the expected profitability to the Investment Manager and its affiliates from their relationships with the Funds supported the approval of the Management Agreements.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Funds, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were expected to be shared with the Funds through breakpoints in the proposed investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Funds supported the approval of the Management Agreements.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits to be received by the Investment Manager and its affiliates as a result of their relationships with the Funds, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Funds. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions to be generated by the Funds’ securities transactions, and reviewed information about the Investment Manager’s practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend for approval or approve the proposed Management Agreements. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, approved the Management Agreements.
Columbia Adaptive Retirement Funds | Semiannual Report 2018	71

Additional information
The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Funds hold investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the SEC at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or N-PORT (available for filings after March 31, 2019). The Funds’ Form N-Q or N-PORT is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Funds’ complete schedule of portfolio holdings, as filed on Form N-Q or N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
72	Columbia Adaptive Retirement Funds | Semiannual Report 2018

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Adaptive Retirement Funds
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Funds, go to
columbiathreadneedleus.com/investor/. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR295_03_H01_(11/18)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 20, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	November 20, 2018